                                       Registration No. 333-104218 and 811-21328
          As filed with the Securities and Exchange Commission on April 30, 2007

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]

Pre-Effective Amendment No.                                           [ ]
                                -----
Post-Effective Amendment No.      12                                  [X]
                                -----

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]

Amendment No.   14
               -----

                        (Check appropriate box or boxes)

                             SMA RELATIONSHIP TRUST
        -----------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                 One North Wacker Drive, Chicago, Illinois 60606
        -----------------------------------------------------------------
              (Address of Principal Executive Offices) (Zip Code)

                                 (212) 882-5000
        -----------------------------------------------------------------
              (Registrant's Telephone Number, including Area Code)

                              Mark F. Kemper, Esq.
  UBS Global Asset Management (Americas) Inc., One North Wacker Drive, Chicago,
                                 Illinois 60606
  -----------------------------------------------------------------------------
               (Name and Address of Agent for Service of Process)

                                 With Copies to:

                               BRUCE G. LETO, ESQ.
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103

Approximate  Date  of  Proposed  Public  Offering:  The  Fund's  shares  are not currently  being  offered.  The  Fund  will  file  a  subsequent  post-effective amendment once the Fund is prepared to offer its shares.

It is proposed that this filing will become effective (check appropriate box):

          [X]     immediately upon filing pursuant to paragraph (b) of Rule 485

          [ ]     on [date] pursuant to paragraph (b) of Rule 485

          [ ]     60 days after filing pursuant to paragraph (a)(1) of Rule 485

          [ ]     on (date) pursuant to paragraph (a)(1) of Rule 485

          [ ]     75 days after filing pursuant to paragraph (a)(2) of Rule 485

          [ ]     on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

          [ ]     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This  Post-Effective  Amendment  relates only to Series A. No other  information relating to any other series of the Registrant is amended or superseded hereby.

[LOGO OF UBS]
UBS  Global Asset Management
SERIES A
PROSPECTUS
April 30, 2007

This prospectus  contains  information about shares of Series A (the "Fund"),  a series of SMA  Relationship  Trust(SM) (the "Trust").  The Fund has one class of shares.  The Fund is used exclusively for separately managed accounts advised or sub-advised by UBS Global Asset Management (Americas) Inc. or its affiliates.

As with all mutual funds, the U.S.  Securities and Exchange  Commission  ("SEC")
has not approved or  disapproved  the Fund's shares or  determined  whether this prospectus is complete or accurate. To state otherwise is a crime.

SMA Relationship Trust(SM) and SMA*RT Shares(SM) are service marks of UBS AG.

THE  INFORMATION  IN THIS  PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED.  THESE
SECURITIES MAY NOT BE SOLD UNTIL THE  REGISTRATION  STATEMENT FILED WITH THE SEC
IS EFFECTIVE. THE PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT
SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE
IS NOT PERMITTED.

                  NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE.

SMA RELATIONSHIP TRUST

CONTENTS                                                                    PAGE

THE FUND
What every investor should know about the Fund

YOUR INVESTMENT
Information for managing your Fund account
Managing Your Fund Account................................................    13
--Buying Shares
--Selling Shares
--Pricing and Valuation

ADDITIONAL INFORMATION
Additional important information about the Fund

Where to learn more about the Fund................................    Back Cover

PLEASE FIND THE FUND'S PRIVACY NOTICE INSIDE THE BACK COVER OF THIS PROSPECTUS.

               THE FUND IS NOT A COMPLETE OR BALANCED INVESTMENT.

SMA RELATIONSHIP TRUST
SERIES A
INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

FUND OBJECTIVE
Maximize total return, consisting of capital appreciation and current income.

PRINCIPAL INVESTMENT STRATEGIES
The  Fund is  used  exclusively  for  separately  managed  accounts  advised  or sub-advised  by the  Fund's  investment  advisor,  UBS Global  Asset  Management
(Americas)  Inc.  ("UBS Global AM" or  "Advisor"),or  its  affiliates.  The Fund provides  exposure to certain sectors of the global equity,  global fixed income and cash equivalents  markets,  including global currencies,  and is designed to augment the overall  asset class  exposure of  individual  securities  held in a managed account. The Fund seeks to achieve its investment objective by investing in securities and financial instruments to gain exposure to such markets. To the extent  permitted by SEC rules and regulations or an exemptive order received by the Fund,  the Fund may invest  directly in  securities  of a particular  market and/or indirectly in securities of a particular market by investing in shares of open-end investment  companies advised by the Advisor (the "Underlying  Funds").
The Fund is a non-diversified fund.

Investments  by the Fund or  Underlying  Funds in fixed  income  securities  may include,  but are not limited to, debt securities of governments  throughout the world (including the United States), their agencies and instrumentalities,  debt securities of corporations and supranationals,  inflation protected  securities,
convertible  bonds,   mortgage-backed   securities,   asset-backed   securities,
equipment trusts and other collateralized debt securities.  Investments in fixed income  securities may include  issuers in both developed  (including the United
States) and emerging markets.

Investments  by the Fund or Underlying  Funds in equity  securities  may include common stock and preferred stock of issuers in developed nations  (including the
United  States) and emerging  markets.  Equity  investments  may include  large, intermediate and small capitalization companies.

The Fund may invest a substantial portion of its assets in Underlying Funds advised by the Advisor to gain exposure to various asset classes. The Fund does not pay fees in connection with its investment in the Underlying Funds, but may pay expenses associated with such investments.

In  addition,  the Fund  attempts to generate  positive  returns and manage risk through asset allocation and sophisticated currency management techniques. These decisions are integrated with analysis of global market and economic conditions.
The Fund intends to use financial futures,  forward agreements,  options,  swaps and other derivatives (collectively,  "Derivatives") as part of its asset/market allocation  strategies.  The Fund may establish net short or net long  positions for  individual  markets,  currencies  and  securities.  The Fund may  invest in
Derivatives to the extent

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SERIES A

permitted by the Investment Company Act of 1940, as amended (the "1940 Act").

To the extent permitted by the 1940 Act, the Fund may borrow money from banks to purchase  investments  for the  Fund.  The Fund will  adhere to the SEC's  asset coverage requirements for all such borrowings.

SECURITIES SELECTION
The Fund is a multi-asset  fund.  The asset classes in which the Fund may invest include,  but are not limited to, the following:  US equities,  non-US equities, emerging market equities, US fixed income, non-US fixed income,  emerging market debt,  US high  yield  fixed  income  and  cash  equivalents.  Asset  allocation decisions are tactical,  based upon the Advisor's  assessment of valuations  and prevailing market  conditions in the United States and abroad.  Exposure to such asset  classes is obtained  by either  directly  investing  in  securities  in a certain asset class or by investing in Underlying  Funds that primarily focus on a certain asset class. Investments also may be made in selected sectors of these asset classes.

In selecting  equity  securities for the Fund or an Underlying Fund, the Advisor selects  securities whose fundamental  values it believes are greater than their market prices. In this context, the fundamental value of a given security is the
Advisor's  assessment  of what a  security  is  worth.  The  Advisor  bases  its estimates of value upon economic, industry and company analysis, as well as upon a company's management team,  competitive  advantage and core competencies.  The
Advisor  then  compares  its  assessment  of  a  security's  value  against  the prevailing  market  prices,  with the aim of  constructing a portfolio of stocks with attractive relative price/value characteristics.

For each security under analysis,  the fundamental value estimate is compared to the  company's  current  market price to ascertain  whether a valuation  anomaly exists.  A stock with a market price below  (above) the  estimated  intrinsic or fundamental  value would be considered a long (short) candidate for inclusion in the Fund's portfolio. This comparison between price and intrinsic or fundamental value allows comparisons across industries and countries.

In selecting  fixed income  securities  for the Fund or an Underlying  Fund, the
Advisor  employs  fundamental  analysis that combines  proprietary  quantitative analysis and market behavior analysis. The proprietary valuation models quantify return expectations across markets and serve as a starting point for discussion.
The  market  behavior  analysis  focuses  on  identifying  what  is  driving  or influencing  markets.  Sector  decisions also focus on  fundamental  analysis to identify  current and expected  risk  premiums,  rating  migration  environment, industry trends and cash flows.  The Fund's fixed income asset class may reflect a broad range of investment  maturities,  qualities and sectors,  including high yield (lower-rated) securities and convertible debt securities.

The Advisor's fixed income strategy combines  judgments about the absolute value of the fixed income universe and the relative value of issuer

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sectors, maturity intervals, duration of securities, quality and coupon segments and  specific  circumstances  facing  the  issuers of fixed  income  securities.
Duration  measures a fixed income security's price sensitivity to interest rates by  indicating  the  approximate  change in a fixed income  security's  price if interest rates move up or down in 1% increments.  For example, when the level of interest  rates  increases  by 1%,  the value of a fixed  income  security  or a portfolio of fixed income  securities having a duration of three years generally will decrease by approximately 3%. Duration  management  involves  adjusting the sensitivity  to interest  rates of the  holdings  within a country.  The Advisor manages  duration  by  choosing a maturity  mix that  provides  opportunity  for appreciation while also limiting interest rate risks.

The Fund's risk is  carefully  monitored  with  consideration  given to the risk generated by individual positions, sector, country and currency views.

The Fund may invest in cash or cash equivalent instruments,  including shares of an affiliated  investment company.  When market conditions warrant, the Fund may make substantial temporary defensive investments in cash equivalents,  which may affect the Fund's ability to pursue its investment objective.

PRINCIPAL RISKS

An investment in the Fund is not guaranteed;  you may lose money by investing in the Fund. The principal  risks  presented by the Fund and the  Underlying  Funds are:

     o    Investing in Other Funds Risks - The Fund's investment  performance is affected by the investment  performance  of Underlying  Funds in which the Fund may invest.  Through its investment in the Underlying  Funds, the Fund is subject to the risks of the Underlying Funds'  investments and subject to the Underlying Funds' expenses.

     o    Management Risk - The Advisor's  judgments about the fundamental value of securities acquired by the Fund or Underlying Funds may prove to be incorrect.

     o    Interest  Rate  Risk - The  risk  that  changing  interest  rates  may adversely affect the value of an investment. An increase in prevailing interest rates typically  causes the value of fixed income  securities to fall,  while a decline in prevailing  interest  rates may cause the market value of fixed income  securities to rise.  Changes in interest rates will affect the value of  longer-term  fixed  income  securities more than shorter-term  securities and higher quality  securities more than lower quality securities.

     o    Credit  Risk - The risk that  issuers  with  ratings of BB (S&P) or Ba
          (Moody's)  or below  will  default or  otherwise  be unable to honor a
          financial   obligation.   These   securities   are  considered  to  be
          predominately  speculative with respect to an issuer's capacity to pay interest  and  repay  principal  in  accordance  with the terms of the obligations.  Lower-rated  bonds are more  likely to be  subject to an issuer's  default or downgrade than  investment  grade  (higher-rated)
          bonds.

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     o    Prepayment or Call Risk - The risk that issuers will prepay fixed rate
          obligations  when  interest  rates  fall,   forcing  the  Fund  or  an
          Underlying  Fund to reinvest in obligations  with lower interest rates than the original obligations.

     o    US Government Agency  Obligations Risk - Government agency obligations have different  levels of credit  support,  and  therefore,  different
          degrees  of  credit   risk.   Securities   issued  by   agencies   and
          instrumentalities  of the US government that are supported by the full faith and credit of the United  States,  such as the  Federal  Housing
          Administration  and Ginnie Mae,  present  little  credit  risk.  Other securities issued by agencies and  instrumentalities  sponsored by the
          US government  that are supported only by the issuer's right to borrow from  the  US  Treasury,  subject  to  certain  limitations,  such  as securities issued by Federal Home Loan Banks, and securities issued by agencies and instrumentalities sponsored by the US government that are supported only by the credit of the issuing agencies,  such as Freddie
          Mac and Fannie Mae, are subject to a greater degree of credit risk.

     o    Market Risk - The risk that the market value of the Fund's investments will  fluctuate as the stock and bond markets  fluctuate.  Market risk may affect a single issuer,  industry or section of the economy, or it may affect the market as a whole.

     o    Small and  Intermediate  Capitalization  Company  Risk - The risk that investments in small and  intermediate  capitalization  size companies may be more volatile than  investments in larger  companies,  as small and intermediate  capitalization size companies  generally  experience
          higher  growth  and  failure  rates.   The  trading  volume  of  these
          securities  is  normally  lower  than that of larger  companies.  Such securities  may be less liquid than others and could make it difficult to sell a security at a time or price  desired.  Changes in the demand for these securities generally have a disproportionate effect on their market  price,  tending to make prices rise more in response to buying demand and fall more in response to selling pressure.

     o    Foreign Investing and Emerging Markets Risks - The risk that prices of investments  in foreign  securities may go down because of unfavorable foreign government  actions,  political  instability or the absence of accurate  information  about foreign  issuers.  Also, a decline in the value of foreign currencies  relative to the US dollar will reduce the value of securities  denominated in those  currencies.  Also,  foreign securities  are sometimes  less liquid and harder to sell and to value than securities of US issuers.  Each of these risks is more severe for securities of issuers in emerging market countries.

     o    Asset  Allocation Risk - The risk that the Fund may allocate assets to an asset  category  that  performs  poorly  relative  to  other  asset categories. For example, the Fund may be invested in equity securities when the  stock  market is  falling  and the  fixed  income  market is rising.

     o    Short Sales Risk - There are certain unique risks  associated with the use of short sales strategies.

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When selling a security short,  the Advisor will sell a security it does not own at the then-current  market price and then borrow the security to deliver to the buyer.  The Fund is then obligated to buy the security on a later date so it can return the security to the lender.  Short sales therefore  involve the risk that the Fund will incur a loss by  subsequently  buying a security at a higher price than the price at which the Fund previously sold the security short.  This would occur if the securities  lender  required the Fund to deliver the securities the
Fund had borrowed at the  commencement of the short sale and the Fund was unable to either  purchase the security at a favorable  price or to borrow the security from  another  securities  lender.  If this  occurs at a time when  other  short sellers of the sale  security also want to close out their  positions,  a "short squeeze" can occur.  A short  squeeze  occurs when demand is greater than supply for the  security  sold short.  Moreover,  because a Fund's loss on a short sale arises from increases in the value of the security sold short,  such loss,  like the price of the security sold short, is theoretically unlimited. By contrast, a
Fund's  loss on a long  position  arises  from  decreases  in the  value  of the security and  therefore  is limited by the fact that a  security's  value cannot drop  below  zero.  It is  possible  that the Fund's  securities  held long will decline  in value at the same time that the value of the  securities  sold short increases, thereby increasing the potential for loss.

     o    Non-Diversification  Risk - The  risk  that  the  Fund  will  be  more volatile than a  diversified  fund because the Fund invests its assets in a smaller  number  of  issuers.  The  gains and  losses on a single security may, therefore, have a greater impact on the Fund's net asset value.

     o    Derivatives  Risk - The Fund's  investments in Derivatives may rise or fall more rapidly than other investments.  For some Derivatives, it is possible  for the Fund to lose more than the amount it invested in the
          Derivative  instrument.  The use of  Derivatives  may not  succeed for various  reasons,  including  unexpected  changes  in the value of the
          Derivatives or the assets underlying them.

     o    Leverage  Risk - The Fund may  borrow  money  from  banks to  purchase investments  for the Fund,  which is a form of  leverage.  If the Fund borrows  money  to  purchase  securities  and the  Fund's  investments decrease in value,  the Fund's losses will be greater than if the Fund did not borrow money for  investment  purposes.  In  addition,  if the
          return  on  an  investment   purchased  with  borrowed  funds  is  not
          sufficient to cover the cost of borrowing,  then the net income of the
          Fund will be less than if borrowing were not used. Certain derivatives that the Fund may use may also create leverage. Derivative instruments that involve leverage can result in losses to the Fund that exceed the amount originally invested in the derivative instruments.

More information about the risks of an investment in the Fund is provided in the section "More About Risks and Investment Strategies."

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SMA RELATIONSHIP TRUST

SERIES A

PERFORMANCE

There is no performance  information quoted for the Fund as the Fund had not yet commenced investment operations as of the date of this prospectus.

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                                       6

SMA RELATIONSHIP TRUST

SERIES A

EXPENSES AND FEE TABLES

FEES AND EXPENSES  These tables  describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

The tables and expense  example  reflect  the fact that the net  expenses of the
Fund are 0.00%.  The Fund is used only for  investors  who are clients of a wrap fee or certain other  programs  advised or  sub-advised  by UBS Global AM or its affiliates.  Clients  pay a wrap fee or a  similar  fee to  participate  in such programs.  The Fund will indirectly bear the expenses of any Underlying Funds in which it  invests.  The  Underlying  Funds  pay no  advisory  fees but pay other expenses. The portion of the expenses of the Underlying Funds that the Fund will bear will vary based on its percentage  ownership of Underlying Funds, which may change at any time.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

Maximum  Sales Charge  (Load)  Imposed on Purchases  (as a % of offering  price)
.......... None

Maximum  Contingent  Deferred  Sales  Charge  (Load)  (CDSC) (as a % of offering price)...... None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

Management Fees1 ........................................................  0.00%
Distribution and/or Service (12b-1) Fees  ...............................  0.00%
Other Expenses   ........................................................  0.00%
                                                                           -----
Total Annual Fund Operating Expenses ....................................  0.00%

     (1)  The Advisor does not charge the Fund a fee for its  advisory  services and pays all  ordinary  operating  expenses,  excluding  extraordinary expenses, incurred by the Fund. You should be aware, however, that the
          Fund is  part of a  wrap-fee  program  or  other  program  advised  or sub-advised  by UBS Global AM or its  affiliates.  Clients of the wrap fee program or similar program often pay a single aggregate fee to the program  sponsor for all costs and expenses of the program  (including investment management,  custody and portfolio execution fees). You are strongly  encouraged to read  carefully the wrap fee brochure or other disclosures  provided to you in connection  with the program  account.
          These brochures and  disclosures  will contain  information  about the fees charged to you in  connection  with the program  accounts and the fees paid by the program to UBS Global AM. You pay no additional  fees or charges to purchase shares of the Fund.

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EXAMPLE
This  example is intended to help you compare the cost of  investing in the Fund with the cost of investing in other mutual funds.

The example  assumes  that you invest  $10,000 in the Fund for the time  periods indicated  and then redeem all of your shares at the end of those  periods.  The example also assumes that your investment has a 5% return each year and that the
Fund's  operating  expenses  remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR*                      3 YEARS*
-------                      --------
  $0                            $0

*    The Fund has not  projected  expenses  beyond the  three-year  period shown because the Fund had not commenced investment  operations as of the date of this prospectus.
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SERIES A

MORE ABOUT RISKS AND INVESTMENT STRATEGIES

Additional information about certain principal risks and information about other risks of investing in Series A are described below.  Other risks of investing in the Fund,  along with further details about some of the risks  described  below, are  discussed  in the  Fund's  Statement  of  Additional  Information  ("SAI").
Information  on how  you  can  obtain  the  SAI is on the  back  cover  of  this prospectus.

INVESTING  IN OTHER FUNDS  RISKS.  The Fund may invest in other  mutual funds in addition  to  investing  directly  in stocks,  bonds and other  investments.  An investment in the Fund involves the special risks described below.

     o    Your  investment  in the  Fund  is  subject  to all  the  risks  of an investment  directly  in any  Underlying  Funds in which  the Fund may invest.

     o    The Fund's performance directly reflects the investment performance of any  Underlying  Funds in which the Fund may invest.  Thus, the Fund's performance  is  affected  by  the  allocation  of  its  assets  among
          Underlying  Funds and the  Underlying  Funds'  ability  to meet  their investment  objectives,  in addition to the direct investments made by the Fund. The Advisor may not accurately assess the  attractiveness or risk  potential of particular  Underlying  Funds,  asset  classes,  or investment styles.

Each Underlying Fund pays its own operating expenses.  By investing in the Fund, an investor will  indirectly pay the expenses of any  Underlying  Funds in which the Fund may invest.

The taxable gains that the Fund distributes to its shareholders are generated by both its transactions in shares of Underlying  Funds, from the Underlying Funds'
own portfolio transactions and from the Fund's direct investments.

INTEREST  RATE RISK.  The value of bonds can be expected  to fall when  interest rates rise and to rise when interest rates fall.  Interest rate risk is the risk that if  interest  rates  rise,  the value of the Fund or an  Underlying  Fund's investments in bonds may fall.  Interest rate risk is the primary source of risk for US government and usually for other very high quality  bonds.  The impact of changes in the general  level of interest  rates on lower  quality  bonds may be greater or less than the impact on higher quality bonds.  Generally,  the longer the maturity of a fixed income security, the greater its sensitivity to interest rates.

CREDIT  RISK.  Credit  risk is the  risk  that  the  issuer  of a  fixed  income obligation will not make principal or interest  payments when they are due. Even if an issuer  does not default on a payment,  a bond's  value may decline if the market  believes that the issuer has become less able, or less willing,  to make payments on time.  Even high  quality  bonds are  subject to some  credit  risk.
However,  credit  risk is higher  for lower  quality  bonds.  Bonds that are not investment grade involve high credit risk and are considered

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speculative. Lower quality bonds may fluctuate in value more than higher quality bonds and, during periods of market volatility, may be more difficult to sell at the time and price a Fund desires.

PREPAYMENT OR CALL RISK.  Payments on bonds that are backed by mortgage loans or other  similar  assets may be  received  earlier or later than  expected  due to changes  in  the  rate  at  which  the  underlying  loans  are  prepaid.  Faster prepayments  often happen when market  interest rates are falling.  As a result, the Fund or an  Underlying  Fund may need to reinvest  these  early  payments at those lower interest rates, thus reducing its income. Conversely,  when interest rates rise,  prepayments may happen more slowly, causing the underlying loans to be  outstanding  for a longer  time.  This can  cause  the  market  value of the security to fall because the market may view its interest  rate as too low for a longer term investment.

Some corporate and municipal bonds, particularly those issued at relatively high interest rates, provide that the issuer may repay them earlier than the maturity date.  The  issuers of these  bonds are most  likely to  exercise  these  "call"
provisions if prevailing  interest rates are lower than they were when the bonds were  issued.  The Fund or an  Underlying  Fund  then may have to  reinvest  the repayments at lower interest  rates.  Bonds subject to call  provisions also may not benefit  fully from the rise in value that  generally  occurs for bonds when interest rates fall.

SMALL AND INTERMEDIATE  CAPITALIZATION  COMPANY RISKS. The Fund or an Underlying
Fund may invest in equity securities of small or mid capitalization companies or companies  considered by the Advisor to be in their post-venture  capital stage, or "post-venture capital companies." A post-venture capital company is a company that has received venture capital financing either:  (a) during the early stages of the  company's  existence  or the early  stages of the  development  of a new product or service, or (b) as part of a restructuring or recapitalization of the
company.   Securities  of  small   capitalization   companies  and  post-venture
companies, and to a lesser extent, mid capitalization companies, present greater risks than securities of larger companies.  Smaller companies are often volatile and may suffer  significant losses as well as realize  substantial  growth. In a declining market,  these stocks may be harder to sell, which may further depress their  prices.  In  addition,  companies  that  are in  their  early  stages  of development  present greater risks than securities of larger,  more  established companies.  These  companies may have greater  risks  because  they:  (1) may be dependent on a small number of products or  services;  (2) may lack  substantial capital reserves; or (3) do not have proven track records.

FOREIGN AND EMERGING MARKETS INVESTING RISK.  Foreign  investing  involves risks relating to  political,  social and  economic  developments  abroad to a greater extent than  investing in the securities of US issuers.  In addition,  there are differences between US and foreign regulatory requirements and market practices.

Investments  in foreign  government  bonds  involve  special  risks  because the investors  may have limited  legal  recourse in the event of default.  Political conditions, especially a country's willingness to
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meet the terms of its debt obligations, can be of considerable significance.

Each of these  risks is more  severe  for  securities  of  issuers  in  emerging markets.

NON-DIVERSIFICATION  RISK.  Focusing  investments  in a small  number of issuers increases risk. The Fund is "non-diversified,"  which means that it may invest a greater  percentage  of its assets in the  securities  of a single issuer than a
"diversified"  fund.  Funds that invest in a relatively  small number of issuers are more susceptible to risks  associated with a single  economic,  political or regulatory  occurrence  than more  diversified  funds  might  be.  Some of those issuers might also present substantial credit or other risks.

DERIVATIVES RISK. Derivatives involve risks different from, and possibly greater than,  the risks  associated  with  investing  directly in securities  and other
instruments.   Derivatives  require  investment  techniques  and  risk  analyses different from those of other investments.  If the Advisor incorrectly forecasts the value of securities,  currencies,  interest rates, or other economic factors in using Derivatives,  the Fund might have been in a better position if the Fund
had  not  entered  into  the  Derivatives.   While  some  strategies   involving
Derivatives  can protect  against the risk of loss, the use of  Derivatives  can also  reduce the  opportunity  for gain or even  result in losses by  offsetting favorable price movements in other Fund  investments.  Derivatives  also involve the risk of mispricing or improper valuation, the risk that changes in the value of a Derivative may not correlate  perfectly with the  underlying  asset,  rate, index, or overall securities markets, and counterparty and credit risk (the risk that the other party to a swap  agreement or other  Derivative  will not fulfill its  contractual  obligations,  whether because of bankruptcy or other default).
Gains or losses involving some options,  futures,  and other  Derivatives may be substantial (for example,  for some Derivatives,  it is possible for the Fund to lose  more  than  the  amount  the  Fund  invested  in  the  Derivatives).  Some
Derivatives tend to be more volatile than other investments, resulting in larger gains or losses in  response  to market  changes.  Derivatives  are subject to a number  of  other  risks,  including  liquidity  risk  (the  possible  lack of a secondary market for Derivatives and the resulting inability of the Fund to sell or otherwise close out the Derivatives) and interest rate risk (some Derivatives are more  sensitive to interest  rate  changes and market  price  fluctuations).
Finally,  the Fund's  use of  Derivatives  may cause the Fund to realize  higher amounts of short-term  capital  gains  (generally  taxed at ordinary  income tax rates) than if the Fund had not used such instruments.

PORTFOLIO  TURNOVER.  Although  the Fund does not  expect to engage in  frequent trading (high portfolio turnover), Underlying Funds in which the Fund may invest may engage in frequent trading in order to achieve their investment objectives.

Frequent trading may increase the portion of an Underlying  Fund's capital gains that are  recognized  for tax purposes in any given year.  This, in turn,  would increase  the Fund's  distributions  for that year.  Frequent  trading  also may increase the portion of an Underlying Fund's realized capital

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gains that are considered  "short-term" for tax purposes.  Shareholders will pay higher taxes on  distributions  that represent  short-term gains than they would pay on distributions  that represent  long-term  gains.  Underlying Funds do not restrict the  frequency of trading in order to limit  expenses or the tax effect that the Fund's distributions may have on shareholders.

OTHER INFORMATION

COMMODITY POOL OPERATOR  EXEMPTION.  The Trust has claimed an exclusion from the definition of the term "commodity pool operator" under the CEA, and,  therefore, is not subject to registration or regulation as a pool operator under the CEA.

                                                    UBS Global Asset Management

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MANAGING YOUR FUND ACCOUNT

BUYING SHARES
Shares  of the Fund  have no sales  charge  and do not pay  ongoing  rule  12b-1 distribution  or  service  fees.  Shares  of the Fund are used  exclusively  for separately  managed  accounts  advised  or  sub-advised  by the  Advisor  or its affiliates  and  decisions  as to whether  or not to invest  assets of a managed account in the Fund will be made by the Advisor.

Purchases of the Fund's shares will  normally be permitted  only in full shares,
but  may  be  permitted  in  fractional  shares  under  certain   circumstances.
Certificates for shares will not be issued.  The Fund reserves the right, in its sole  discretion,  to suspend the  offering of shares or to reject any  purchase order, in whole or in part, when, in its judgment,  such suspension or rejection is in the best interest of the Fund and its shareholders.

SELLING SHARES
You can sell your shares at any time by contacting  your financial  advisor.  In addition, shares will be redeemed when you terminate your managed account.

The Fund  reserves  the right to pay  redemptions  "in kind"  (i.e.,  payment in securities rather than cash) if the investment you are redeeming is large enough to affect  the  Fund's  operations  (for  example,  if it  represents  more than
$250,000 or 1% of the Fund's assets).  In these cases, you might incur brokerage costs converting the securities to cash.

To help the  government  fight the  funding of  terrorism  and money  laundering activities,  federal law requires all financial  institutions to obtain,  verify and record information that identifies each person who opens an account.  If you do not provide the information  requested,  the Fund may not be able to maintain your  account.  If the Fund is unable to verify your identity or that of another person(s)  authorized to act on your behalf,  the Fund and UBS Global AM reserve the  right to close  your  account  and/or  take  such  other  action  they deem reasonable  or  required by law.  Fund  shares  will be  redeemed  and valued in accordance with the net asset value next calculated after the  determination has been made to close the account.

MARKET TIMERS. The interests of the Fund's long-term shareholders and the Fund's ability to manage its  investments  may be  adversely  affected  when the Fund's shares  are  repeatedly  bought  and  sold  in  response  to  short-term  market fluctuations--sometimes  known as "market  timing."  Market timing may cause the
Fund to have difficulty implementing long-term investment strategies, because it would  have  more  difficulty  predicting  how much  cash it would  need to have available  to meet  redemption  requests and to invest.  Market  timing also may force the Fund to sell portfolio  securities at  disadvantageous  times to raise the cash needed to buy a market timer's Fund shares.  These factors may hurt the
Fund's performance and its shareholders.

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The  Fund is  used  exclusively  for  separately  managed  accounts  advised  or sub-advised  by the Advisor or its affiliates and decisions as to whether or not to invest  assets of a managed  account in the Fund will be made by the Advisor.
Because the Fund is used only as a component of "wrap" accounts, the Fund may be purchased or redeemed on a frequent basis for rebalancing purposes.

The Board of Trustees of the Trust has adopted the following policies as a means to discourage,  detect and prevent market timing.  The Fund will reject purchase orders and  exchanges  into the Fund by any  person,  group or account  that UBS
Global AM determines to be a market timer.  If UBS Global AM determines,  in its
sole  discretion,   that  a  shareholder  has  engaged  in  market  timing,  the shareholder will be permanently barred from making future purchases or exchanges into  the  fund.  Additionally,  in  making  a  determination  as to  whether  a shareholder  has  engaged in market  timing,  the  shareholder's  account may be temporarily  barred from making  additional  investments into the Fund pending a definitive  determination.  In addition, if a financial advisor is identified as the  financial  advisor  of two or more  accounts  that have  engaged  in market timing, UBS Global AM will attempt to prohibit the financial advisor from making additional purchases of the Fund on behalf of its clients.

While the Fund will seek to take actions that will detect market timing, the
Fund's efforts may not be completely successful in minimizing or eliminating such trading activity.

PRICING AND VALUATION

The price at which you may buy or sell Fund shares is based on net asset value per share. The Fund calculates net asset value on days that the New York Stock
Exchange ("NYSE") is open. The Fund calculates net asset value as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Fund does not price its shares, on most national holidays and on Good Friday. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the Fund's net asset value per share will be calculated as of the time trading was halted.

The price for buying or selling shares will be based on the net asset value that is next calculated after the Fund receives the order in good form. The Fund calculates its net asset value based on the current market value of its portfolio securities.

The Fund normally  obtains  market values for its  securities  from  independent pricing services that use reported last sales prices,  or, if the price obtained is unreliable,  current  market  quotations or, if market prices are not readily available,valuations from computerized "matrix" systems that derive values based on comparable securities, except with respect to obtaining

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the market price of  Underlying  Funds,  which is described  below.  If a market value is not  available  from an  independent  pricing  source for a  particular security or the price obtained is unreliable,  that security is valued at a fair value determined by or under the direction of the Board of Trustees.

The Trust's Board of Trustees has  delegated to the UBS Global Asset  Management
Funds'   Valuation   Committee   the   responsibility   for  making  fair  value
determinations  with respect to the Fund's  portfolio  securities.  The types of securities for which such fair value pricing may be necessary  include,  but are not limited to: foreign securities under some circumstances, as discussed below;
securities of an issuer that has entered into a restructuring;  securities whose trading  has been  halted  or  suspended;  fixed-income  securities  that are in default and for which there is no current market value quotation; and securities that are restricted as to transfer or resale.  The need to fair value the Fund's portfolio  securities may also result from low trading volume in foreign markets or thinly traded domestic  securities,  and when a security subject to a trading limit or  collar on the  exchange  or  market  on which it is  primarily  traded reaches  the "limit up" or "limit  down" price and no trading has taken place at that price.

The Fund  expects to price  most of its  portfolio  securities  based on current market  value,  as  discussed  above.  Securities  and assets  for which  market quotations  are not  readily  available  may be  valued  based  upon  appraisals received from a pricing  service using a  computerized  matrix system or formula method that takes into consideration market indices,  matrices, yield curves and other specific adjustments.  This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula  method  not  been  used.  Securities  also  may be  valued  based  upon
appraisals   derived  from  information   concerning  the  security  or  similar
securities  received from recognized  dealers in those  securities.  If the Fund concludes  that a market  quotation  is not  readily  available  for a portfolio security for any number of reasons,  including the  occurrence of a "significant event"  (e.g.,  natural  disaster or  governmental  action),  after the close of trading in its  principal  domestic  or  foreign  market but before the close of regular  trading on the NYSE,  the Fund will use fair  value  methods to reflect those events.  This policy is intended to assure that the Fund's net asset value fairly reflects security values as of the time of pricing.

Valuing  securities  at fair value  involves  greater  reliance on judgment than valuing  securities that have readily  available market  quotations.  Fair value determinations  can also involve  reliance on quantitative  models employed by a fair value pricing service. There can be no assurance that the Fund could obtain the  fair  value  assigned  to a  security  if it were to sell the  security  at approximately  the time at which the Fund  determines  its net  asset  value per share.  As a result,  the Fund  sale or  redemption  of its  shares at net asset value,  at a time when a holding or holdings are valued at fair value,  may have the  effect  of  diluting  or  increasing  the  economic  interest  of  existing shareholders.

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The Fund may invest in securities  that trade  primarily in foreign markets that trade on  weekends  or other days on which the Fund does not  calculate  its net asset value. As a result, the Fund's net asset value may change on days when you will not be able to buy and sell your Fund shares.

The Fund normally uses the amortized cost method to value bonds that will mature in 60 days or less.

The Fund's portfolio  securities may also consist of shares of Underlying Funds.
The value of each  Underlying  Fund will be its net asset  value at the time the
Fund's shares are priced.  The Underlying  Funds calculate their net asset value based on the current market value for their portfolio securities. The Underlying
Funds value securities in the same manner as the Fund described above.

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MANAGEMENT

INVESTMENT ADVISOR
UBS Global Asset  Management  (Americas)  Inc. ("UBS Global AM" or "Advisor") is
the  Fund's  investment  advisor  and  administrator.  The  Advisor,  a Delaware corporation  located  at  One  North  Wacker  Drive,  Chicago  IL  60606,  is an
investment advisor registered with the SEC. As of December 31, 2006, the Advisor had approximately  $150.4 billion in assets under management.  The Advisor is an indirect, wholly owned subsidiary of UBS AG and a member of the UBS Global Asset
Management  Division,  which had  approximately  $709.9  billion in assets under
management   worldwide  as  of  December  31,  2006.  UBS  is  an  international diversified  organization  headquartered in Zurich and Basel  Switzerland,  with operations  in many areas of the  financial  services  industry.  The Advisor is responsible  for the Fund's  investment  decisions.  The Advisor carries out its duties, subject to the supervision of the Fund's Board of Trustees,  pursuant to investment advisory agreements that describe the Advisor's responsibilities.

The  Fund has not yet  commenced  operations  as of the  date of this  Part A. A discussion regarding the basis for the Board of Trustees' annual approval of the
Advisory  Agreement  between the Trust and Advisor on behalf of the Fund will be available in future annual or semiannual reports to shareholders of the Fund.

PORTFOLIO MANAGEMENT
Investment  decisions for the Fund are made by an investment  management team at the Advisor.  Information is provided below for the portfolio manager within the investment  management team that is primarily  responsible for  coordinating the day-to-day management of the Fund.

Brian D.  Singer is the lead  portfolio  manager  for the Fund.  Mr.  Singer has access to certain members of the fixed-income and equities investment management teams, each of whom is allocated a specified portion of the portfolio over which he or she has independent  responsibility for research,  security selection, and portfolio  construction.  The  team  members  also  have  access  to  additional portfolio  managers and analysts within the various asset classes and markets in which the Fund invests.  Mr. Singer,  as lead portfolio  manager and coordinator for  management  of the Fund,  has  responsibility  for  allocating  the  Fund's portfolio  among the various  managers and analysts,  occasionally  implementing trades on behalf of analysts on the team and reviewing  the overall  composition of the portfolio to ensure its compliance with its stated investment  objectives and strategies. Information about Mr. Singer is provided below.

Brian D. Singer is the Chief Investment Officer,  Americas,  at UBS Global Asset
Management. Mr. Singer is a Managing Director of UBS Global Asset Management and
portfolio manager of the Fund since its inception.

The SAI for the Fund provides  information about the Fund's portfolio  manager's compensation, other accounts managed by the portfolio

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manager and the portfolio manager's ownership of Fund shares.

ADVISORY FEES
The Fund does not pay fees for advisory or administrative services.

DISCLOSURE OF PORTFOLIO HOLDINGS
The Fund will file its complete schedule of portfolio  holdings with the SEC for the first and third  quarters of each fiscal year on Form N-Q.  The Fund's Forms
N-Q are available on the SEC's Web Site at www.sec.gov. The Fund's Forms N-Q may
be reviewed and copied at the SEC's Public  Reference Room in  Washington,  D.C.
Information on the operation of the SEC's Public  Reference Room may be obtained by calling 1-202-551 8090. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568. The Fund's complete schedule of portfolio  holdings  for the second and fourth  quarters  of each fiscal year is filed  with the SEC on Form  N-CSR and  appears  in the  semiannual  and  annual reports,  respectively,  sent to  shareholders.  You may  obtain  copies  of the semiannual  and annual  reports for the Fund upon  request by calling  1-800-647
1568.  Please  consult  the Fund's SAI for a  description  of the  policies  and procedures that govern disclosure of the Fund's portfolio holdings.

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DIVIDENDS AND TAXES

DIVIDENDS
DIVIDENDS AND DISTRIBUTIONS. The Fund intends to qualify and elect to be treated as a regulated  investment  company under  Subchapter M of the Internal  Revenue
Code. As a regulated  investment  company,  the Fund  generally  pays no federal income tax on the  income and gains it  distributes  to you.  The Fund  normally declares and pays dividends  annually.  The Fund distributes  realized gains, if any, at least  annually.  The Fund's  dividends and capital gains  distributions will be paid only in cash. The amount of any distributions  will vary, and there is no  guarantee  the Fund will pay either  income  dividends  or capital  gains distributions.

ANNUAL  STATEMENTS.  Every January on Form 1099-DIV you will receive a statement that shows the tax status of  distributions  you  received  the  previous  year.
Distributions  declared in  December  but paid in January are taxable as if they were  paid in  December.  Mutual  funds may  reclassify  income  after  your tax reporting statement is mailed to you. Prior to issuing your statement,  the Fund makes  every  effort to search for  reclassified  income to reduce the number of corrected forms mailed to shareholders.  However, when necessary,  the Fund will send you a corrected Form 1099-DIV to reflect reclassified information.

AVOID "BUYING A DIVIDEND."  If you invest in the Fund shortly  before the record date of a taxable income dividend or capital gain distribution, the distribution will lower the value of the Fund's shares by the amount of the distribution and, in  effect,  you  will  receive  some of your  investment  back in the form of a taxable distribution.

TAXES
TAX CONSEQUENCES. The distributions that you receive from the Fund generally are subject to federal  income  tax. If you hold Fund  shares  through a  tax-exempt account or plan,  such as an IRA or  401(k)plan,  distributions  on your  shares generally  will not be subject to tax. The Fund expects that its dividends  will be taxed primarily as ordinary  income. A part of such ordinary income dividends may be qualified dividend income eligible for taxation by individuals at reduced rates.

Fund  distributions  of short-term  capital gains are taxable to you as ordinary income.  Fund  distributions  of long-term  capital  gains are taxable to you as long-term capital gains no matter how long you have owned your shares.

BACKUP  WITHHOLDING.  By law,  if you do not  provide  the Fund with your proper taxpayer identification number and certain required  certifications,  you may be subject to backup  withholding on any distributions of income,  capital gains or proceeds  from the sale of your shares.  The Fund also must  withhold if the IRS instructs it to do so. When  withholding is required,  the amount will be 28% of any distributions or proceeds paid.

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SALE OF FUND SHARES.  When you sell Fund shares,  you may realize a capital gain or loss for tax purposes.

OTHER. Distributions of ordinary income, capital gain, and gain from the sale of your Fund  shares  generally  will be subject to state and local  taxes.  Non-US investors  may be subject  to US  withholding  or estate tax and are  subject to special US tax certification requirements.

THIS  DISCUSSION OF "DIVIDENDS  AND TAXES" IS NOT INTENDED OR WRITTEN TO BE USED
AS TAX ADVICE.  BECAUSE  EVERYONE'S TAX SITUATION IS UNIQUE,  YOU SHOULD CONSULT
YOUR TAX PROFESSIONAL  ABOUT FEDERAL,  STATE,  LOCAL OR FOREIGN TAX CONSEQUENCES
BEFORE MAKING AN INVESTMENT IN THE FUND.

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FINANCIAL HIGHLIGHTS

No financial  information is presented for the Fund because it had not commenced operations as of the date of this prospectus.

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FUNDS' PRIVACY NOTICE

THIS NOTICE  DESCRIBES  THE PRIVACY  POLICY OF THE UBS FAMILY OF FUNDS,  THE UBS
PACE FUNDS AND ALL  CLOSED-END  FUNDS  MANAGED BY UBS  GLOBAL  ASSET  MANAGEMENT
(COLLECTIVELY,  THE "FUNDS"). THE FUNDS ARE COMMITTED TO PROTECTING THE PERSONAL
INFORMATION THAT THEY COLLECT ABOUT INDIVIDUALS WHO ARE PROSPECTIVE,  CURRENT OR
FORMER INVESTORS.

THE  FUNDS  COLLECT  PERSONAL  INFORMATION  IN ORDER  TO  PROCESS  REQUESTS  AND
TRANSACTIONS AND TO PROVIDE CUSTOMER  SERVICE.  PERSONAL  INFORMATION,  WHICH IS
OBTAINED FROM APPLICATIONS, MAY INCLUDE NAME(S), ADDRESS, SOCIAL SECURITY NUMBER
OR TAX IDENTIFICATION NUMBER, BANK ACCOUNT INFORMATION,  OTHER FUND HOLDINGS AND
ANY  AFFILIATION  THE  PERSON  HAS  WITH  UBS  FINANCIAL  SERVICES  INC.  OR ITS
SUBSIDIARIES  ("PERSONAL  INFORMATION").  THE FUNDS  LIMIT  ACCESS  TO  PERSONAL
INFORMATION TO THOSE  INDIVIDUALS WHO NEED TO KNOW THAT  INFORMATION IN ORDER TO
PROCESS  TRANSACTIONS AND SERVICE  ACCOUNTS.  THESE  INDIVIDUALS ARE REQUIRED TO
MAINTAIN  AND PROTECT THE  CONFIDENTIALITY  OF PERSONAL  INFORMATION.  THE FUNDS
MAINTAIN  PHYSICAL,  ELECTRONIC  AND PROCEDURAL  SAFEGUARDS TO PROTECT  PERSONAL
INFORMATION. THE FUNDS MAY SHARE PERSONAL INFORMATION DESCRIBED ABOVE WITH THEIR
AFFILIATES FOR MARKETING AND OTHER BUSINESS PURPOSES,  SUCH AS TO FACILITATE THE
SERVICING OF ACCOUNTS.  THE FUNDS MAY SHARE PERSONAL INFORMATION DESCRIBED ABOVE
WITH A  NON-AFFILIATED  THIRD  PARTY IF THE ENTITY IS UNDER  CONTRACT TO PERFORM
TRANSACTION PROCESSING OR TO SERVICE AND MAINTAIN SHAREHOLDER ACCOUNTS ON BEHALF
OF THE FUNDS AND  OTHERWISE AS PERMITTED BY LAW. ANY SUCH  CONTRACT WILL INCLUDE
PROVISIONS  DESIGNED TO ENSURE  THAT THE THIRD  PARTY WILL  UPHOLD AND  MAINTAIN
PRIVACY  STANDARDS  WHEN  HANDLING  PERSONAL  INFORMATION.  THE  FUNDS  MAY ALSO
DISCLOSE  PERSONAL   INFORMATION  TO  REGULATORY   AUTHORITIES  AS  REQUIRED  BY
APPLICABLE LAW.  EXCEPT AS DESCRIBED IN THIS PRIVACY NOTICE,  THE FUNDS WILL NOT
USE PERSONAL  INFORMATION  FOR ANY OTHER PURPOSE  UNLESS THE FUNDS  DESCRIBE HOW
SUCH PERSONAL  INFORMATION  WILL BE USED AND CLIENTS ARE GIVEN AN OPPORTUNITY TO
DECLINE APPROVAL OF SUCH USE OF PERSONAL INFORMATION RELATING TO THEM. THE FUNDS
ENDEAVOR TO KEEP THEIR CUSTOMER FILES COMPLETE AND ACCURATE. THE FUNDS SHOULD BE
NOTIFIED IF ANY PERSONAL  INFORMATION  NEEDS TO BE CORRECTED OR UPDATED.  PLEASE
CALL  1-800-647  1568 WITH ANY  QUESTIONS OR CONCERNS  REGARDING  YOUR  PERSONAL
INFORMATION OR THIS PRIVACY NOTICE.

                                                     UBS Global Asset Management

                                       22

[LOGO OF UBS]
 UBS  Global Asset Management

SMA RELATIONSHIP TRUST

SERIES A

PROSPECTUS

April 30, 2007

If you want more  information  about  the  Fund,  the  following  documents  are available free upon request:

ANNUAL/SEMIANNUAL REPORTS

Additional  information  about the Fund's  investments  will be available in the
Fund's annual and  semiannual  reports to  shareholders.  As of the date of this prospectus, annual and semiannual reports are not yet available because the Fund has not commenced operations.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the Fund and is incorporated by reference  into  this  prospectus  (which  means  it is  legally  part  of  this prospectus).

You may discuss  your  questions  about the Fund by  contacting  your  financial advisor.  You may obtain free copies of the Fund's  SAI,  annual and  semiannual reports by contacting the Fund directly at 1-800-647 1568.

You may review and copy  information  about the Fund,  including the shareholder reports and the SAI, at the Public  Reference  Room of the U.S.  Securities  and
Exchange  Commission (SEC) in Washington,  D.C. You may obtain information about the  operations  of the  SEC's  Public  Reference  Room  by  calling  the SEC at
1-202-551 8090. You can get text-only copies of information about the Fund:

     o    For a fee, by electronic request at  publicinfo@sec.gov  or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102; or

     o    Free,  from the  EDGAR  Database  on the  SEC's  Internet  Web Site at
          http://www.sec.gov.

The Fund does not make its annual reports,  semiannual  reports or SAI available through a Web Site because the Fund is used  exclusively  as a component of wrap accounts advised or sub-advised by the Advisor or its affiliates.

Investment Company Act File No. 811-21328

(C) 2007 UBS Global Asset Management  (Americas) Inc. All rights reserved.  Item
No. [ ___ ]

[LOGO OF UBS] UBS Global Asset Management

SERIES A

51 West 52nd Street
New York, New York 10019-6114

STATEMENT OF ADDITIONAL INFORMATION

Series A (the "Fund") is a series of SMA Relationship Trust(SM) (the "Trust").

UBS Global Asset Management  (Americas) Inc. ("UBS Global AM" or "Advisor"),  an
indirect  wholly owned  subsidiary of UBS AG ("UBS"),  serves as the  investment advisor and  administrator  for the Fund. UBS Global Asset  Management (US) Inc.
("UBS Global AM (US)"),  an indirect  wholly owned  subsidiary of UBS, serves as the principal underwriter of the Fund.

This SAI is not a  prospectus  and should be read only in  conjunction  with the
Fund's current Prospectus, dated April 30, 2007. A copy of the Prospectus may be obtained by calling toll-free 1-800-647 1568. This SAI is dated April 30, 2007.

THE INFORMATION IN THIS SAI IS NOT COMPLETE AND MAY BE CHANGED. THESE SECURITIES
MAY NOT BE SOLD UNTIL THE REGISTRATION  STATEMENT FILED WITH THE U.S. SECURITIES
AND  EXCHANGE  COMMISSION  IS  EFFECTIVE.  THE SAI IS NOT AN OFFER TO SELL THESE
SECURITIES AND IS NOT  SOLICITING AN OFFER TO BUY THESE  SECURITIES IN ANY STATE
WHERE THE OFFER OR SALE IS NOT PERMITTED.

TABLE OF CONTENTS
                                                                         PAGE
                                                                         ----

Organization of the Trust; Trustees and Officers; Principal Holders
  and Management Ownership of Securities ...........................       24
Investment Advisory, Administration, Principal Underwriting and

SMA Relationship Trust(SM) and SMA*RT Shares are service marks of UBS AG.

                                        1

THE FUND AND ITS INVESTMENT POLICIES

The Fund is a  non-diversified  series of the  Trust.  The Trust is an  open-end management  investment  company that was organized as a Delaware statutory trust under Delaware law on December 3, 2002.

The Fund's investment objective may not be changed without shareholder approval.
Except where noted, the other investment  policies of the Fund may be changed by the board of trustees of the Trust (the "Board") without  shareholder  approval.
There is no assurance that the Fund will achieve its investment objective.

The Fund's  investment  objective is to maximize  total  return,  consisting  of capital  appreciation  and  current  income.  The  Fund  seeks  to  achieve  its investment  objective by investing in securities  and financial  instruments  to gain exposure to global equity, global fixed income and cash equivalent markets, including  global  currencies.  To the extent  permitted by U.S.  Securities and
Exchange Commission ("SEC") rules and regulations or an exemptive order received by the Fund, the Fund may invest  directly in securities of a particular  market and/or indirectly in securities of a particular market by investing in shares of open-end investment  companies advised by the Advisor (the "Underlying  Funds").
For purposes of the discussions below, reference to the "Fund" includes the Fund and any Underlying Fund in which the Fund may invest, unless stated otherwise.

The Fund may invest up to 15% of its net assets in illiquid securities.

THE FUND'S INVESTMENTS, RELATED RISKS AND LIMITATIONS

CASH AND CASH  EQUIVALENTS.  The Fund may  invest a  portion  of its  assets  in
short-term  debt  securities   (including   repurchase  agreements  and  reverse
repurchase  agreements) of corporations,  the US government and its agencies and instrumentalities  and banks and finance companies,  which may be denominated in any currency.  The Fund may also invest a portion of its assets in shares issued by money market mutual funds. When unusual market conditions  warrant,  the Fund may make substantial temporary defensive investments in cash equivalents up to a maximum  of 100% of its  net  assets.  Cash  equivalent  holdings  may be in any currency  (although such holdings may not constitute "cash or cash  equivalents"
for tax  diversification  purposes  under the Internal  Revenue Code of 1986, as amended (the  "Code")).  When the Fund invests for  defensive  purposes,  it may affect the attainment of its investment objective.

To the extent  permitted by the SEC rules and  regulations  or exemptive  relief granted by the SEC, the Fund or the Underlying  Funds may invest cash in the UBS
U.S. Cash Management Prime  Relationship  Fund series (the "URF Cash Series") of
UBS  Relationship  Funds (the "URF Trust") or the UBS U.S. Cash Management Prime
Fund series of UBS Supplementary Trust (the  "Supplementary  Trust Series") that is:

     (a)  held for temporary defensive purposes;

     (b)  not invested pending investment in securities;

     (c)  set  aside to  cover an  obligation  or  commitment  of the Fund or an
          Underlying  Fund to  purchase  securities  or other  assets at a later date;

     (d)  to be invested on a strategic  management  basis  ((a)-(d)  are herein referred to as "Uninvested Cash"); and

     (e)  with respect to the Underlying  Funds,  collateral  that an Underlying
          Fund  receives  from the  borrowers of their  portfolio  securities in connection with the Underlying Fund's securities lending program.

UBS Supplementary Trust is a privately offered investment pool that has retained the Advisor to manage the Supplementary Trust Series' investments.  The trustees of UBS  Supplementary  Trust and URF Trust also serve as  Trustees of the Trust.
The URF Cash Series and the Supplementary  Trust Series each invest in US dollar denominated money market instruments  having a dollar-weighted  average maturity of 90 days or less.

REPURCHASE  AGREEMENTS.  When the Fund enters into a  repurchase  agreement,  it purchases securities from a bank or broker-dealer which simultaneously agrees to repurchase the securities at a mutually

                                        2

agreed upon time and price, thereby determining the yield during the term of the agreement.  As a result, a repurchase  agreement provides a fixed rate of return insulated from market fluctuations during the term of the agreement. The term of a repurchase agreement generally is short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery.  Repurchase agreements are considered under the Investment Company Act of 1940, as amended (the "1940 Act") to be  collateralized  loans by the Fund to the  seller  secured  by the  securities  transferred  to the  Fund.  Repurchase
agreements   will  be  fully   collateralized   and  the   collateral   will  be
marked-to-market  daily.  The Fund may not  enter  into a  repurchase  agreement having  more than  seven  days  remaining  to  maturity  if,  as a result,  such agreement,  together with any other illiquid  securities held by the Fund, would exceed 15% of the value of the net assets of the Fund.

Repurchase  agreements are  securities  for purposes of the tax  diversification requirements  that  must be met  for  pass-through  treatment  under  the  Code.
Accordingly,  the Fund will limit the value of its repurchase agreements on each of the quarterly  testing dates to ensure  compliance  with  Subchapter M of the
Code.

REVERSE REPURCHASE  AGREEMENTS.  Reverse repurchase  agreements involve sales of portfolio  securities of the Fund to member banks of the Federal  Reserve System or securities dealers believed  creditworthy,  concurrently with an agreement by the Fund to  repurchase  the same  securities  at a later date at a fixed  price which is generally  equal to the original  sales price plus  interest.  The Fund retains  record  ownership  and the  right to  receive  interest  and  principal payments on the portfolio securities  involved.  In connection with each reverse repurchase  transaction,  the Fund will direct its custodian bank to place cash,
US government securities, equity securities and/or investment and non-investment grade debt securities in a segregated  account of the Fund in an amount equal to the  repurchase  price.  Any assets  designated  as  segregated by the Fund with respect to any reverse repurchase agreements,  when-issued securities,  options, futures,  forward  contracts or other derivative  transactions  shall be liquid,
unencumbered  and   marked-to-market   daily  (any  such  assets  designated  as
segregated  are  referred  to in this  SAI as  "Segregated  Assets"),  and  such
Segregated Assets shall be maintained in accordance with pertinent  positions of the SEC.

A reverse  repurchase  agreement  involves the risk that the market value of the securities  retained by the Fund may decline  below the price of the  securities the Fund has sold but is obligated to  repurchase  under the  agreement.  In the event the buyer of securities  under a reverse  repurchase  agreement  files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the agreement may be restricted  pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.
Reverse repurchase agreements are considered borrowings by the Fund and as such, are subject to the same investment limitations.

BORROWING.  The Fund may borrow money as a temporary  measure for  extraordinary purposes,  to facilitate  redemptions or for investment purposes.  The Fund will not  borrow  money in excess of 33 1/3% of the  value of its total  assets.  Any borrowing  will be done from a bank with the required asset coverage of at least
300%. In the event that such asset  coverage  shall at any time fall below 300%, the  Fund  shall,  within  three  days  thereafter  (not  including  Sundays  or holidays),  or such  longer  period  as the  SEC  may  prescribe  by  rules  and regulations,  reduce the  amount of its  borrowings  to such an extent  that the asset  coverage of such  borrowings  shall be at least  300%.  The Fund will not pledge more than 10% of its net assets, or issue senior securities as defined in the 1940 Act, except for notes to banks and reverse repurchase agreements.

When the Fund borrows money for investment purposes, it is engaging in a form of
leverage,   which  increases   investment  risk  while   increasing   investment
opportunity.  The money borrowed for such leveraging purposes will be subject to interest  costs  which  may  or may  not be  recovered  by  appreciation  of the securities purchased and may exceed the income from the securities purchased.

LOANS  OF  PORTFOLIO  SECURITIES.  The Fund may  lend  portfolio  securities  to qualified  broker-dealers  and  financial  institutions  pursuant to  agreements provided:  (1) the loan is secured  continuously by collateral  marked-to-market daily and  maintained in an amount at least equal to the current market value of the  securities  loaned;  (2) the Fund may call the loan at any time and receive the securities  loaned; (3) the Fund will receive any interest or dividends paid on the loaned  securities;  and (4) the  aggregate  market  value of  securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund.

When loaning portfolio securities, the Fund will initially require the borrower to provide the Fund with collateral in an amount at least equal to 102% of the current market value of the loaned securities with

                                        3

respect to US  securities  and 105% of the  current  market  value of the loaned securities with respect to foreign  securities.  Thereafter,  collateral will be maintained  in an amount at least equal to 100% of the current  market  value of the loaned securities. Collateral will consist of US and non-US securities, cash equivalents or irrevocable letters of credit. Loans of securities involve a risk that the borrower may fail to return the  securities or may fail to maintain the proper amount of collateral,  which may result in a loss of money by the Fund or a delay in  recovering  the  loaned  securities.  In  addition,  in the event of bankruptcy of the borrower,  the Fund could experience  delays in recovering the loaned  securities  or only  recover  cash or a security  of  equivalent  value.
Therefore,  the Fund will only enter into portfolio  loans after a review of all pertinent  factors by the Advisor under the supervision of the Board,  including the  creditworthiness  of the borrower and then only if the  consideration to be received  from such  loans  would  justify  the risk.  Creditworthiness  will be monitored on an ongoing basis by the Advisor.

RULE 144A AND ILLIQUID  SECURITIES.  The Fund may invest in securities  that are exempt under Rule 144A from the registration  requirements of the Securities Act of 1933, as amended (the "1933 Act"). Those securities purchased under Rule 144A are traded among qualified institutional investors.

The Board has  instructed  the  Advisor to  consider  the  following  factors in determining  the  liquidity  of a security  purchased  under Rule 144A:  (i) the security can be sold within seven days at approximately the same amount at which it is valued by the Fund;  (ii) there is reasonable  assurance that the security will remain  marketable  throughout  the period it is expected to be held by the
Fund,  taking into account the actual frequency of trades and quotations for the security (expected frequency in the case of initial  offerings);  (iii) at least two dealers make a market in the security; (iv) there are at least three sources from which a price for the security is readily available; (v) settlement is made in a  "regular  way" for the  type of  security  at  issue;  (vi) for Rule  144A securities that are also exempt from  registration  under Section 3(c)(7) of the
1940 Act, there is a sufficient market of "qualified  purchasers" (as defined in the 1940 Act) to assure that it will remain marketable  throughout the period it is  expected  to be held by the Fund;  (vii) the issuer is a  reporting  company under the Securities  Exchange Act of 1934, as amended;  and (viii) the security is not in the same class as, or  convertible  into,  any listed  security of the issuer.  Although  having  delegated the  day-to-day  functions,  the Board will continue to monitor and periodically review the Advisor's selection of Rule 144A securities,  as well as the  Advisor's  determinations  as to  their  liquidity.
Investing in securities  under Rule 144A could have the effect of increasing the level of the Fund's  illiquidity  to the  extent  that  qualified  institutional buyers become,  for a time,  uninterested in purchasing these securities.  After the purchase of a security under Rule 144A,  however,  the Board and the Advisor will  continue to monitor the liquidity of that security to ensure that the Fund has no more than 15% of its net assets in illiquid securities.

The Fund will limit  investments  in  securities  of  issuers  which the Fund is restricted from selling to the public without registration under the 1933 Act to no more than 15% of the  Fund's  net  assets,  excluding  restricted  securities eligible for resale pursuant to Rule 144A that have been determined to be liquid pursuant to a policy and procedures  adopted by the Trust's Board which includes continuing oversight by the Board.

If the Advisor  determines  that a security  purchased  in reliance on Rule 144A which was  previously  determined  to be liquid,  is no longer  liquid and, as a result,  the Fund's holdings of illiquid  securities exceed the Fund's 15% limit on investment in such  securities,  the Advisor will determine what action shall be taken  to  ensure  that the Fund  continues  to  adhere  to such  limitation, including  disposing  of  illiquid  assets  which  may  include  such  Rule 144A securities.

INVESTMENT  COMPANY  SECURITIES.  The Fund may  invest in  securities  issued by open-end and closed-end investment companies. Under Section 12(d)(1) of the 1940
Act, the Fund's  investment in such securities,  subject to certain  exceptions, currently  is limited to: (i) no more than 3% of the total  voting  stock of any one such  investment  company,  (ii) no more than 5% of the Fund's  total assets invested in any one such investment  company,  and (iii) no more than 10% of the
Fund's total assets invested in other investment companies in the aggregate.  To the extent permitted by SEC rules and regulations or an exemptive order received by the Fund, the Fund may invest indirectly in securities of a particular market by investing in Underlying  Funds in excess of the limitations  described above.
Investments  in  the  securities  of  other  investment  companies  may  involve duplication of certain fees and expenses.

The URF Trust has  received an exemptive  order from the SEC which  permits each
Underlying  Fund to invest its assets in securities  of other series  offered by the URF Trust or other affiliated  investment  companies to the extent permitted by the exemptive  relief  granted by the SEC. An Underlying  Fund will invest in such

                                        4

series to the extent that the Advisor  determines  that it is more efficient for the  Underlying  Fund to gain  exposure  to a  particular  asset  class  through investment  in a series of the URF Trust as opposed to  investment  directly  in individual  securities.  Investments by an Underlying  Fund in another series of the URF Trust may involve  transaction  costs, but not duplication of other fees and expenses, because the Advisor and other service providers will waive fees or reimburse expenses to avoid such duplication.

An Underlying  Fund's  investments in any other series of the URF Trust, each of which invests primarily in one asset class (a "Core Series"), will be subject to the percentage  limitations  described  above.  To the extent that an Underlying
Fund invests in the URF Trust's  other series  ("Other  Series") and  particular open-end  investment  companies other than the Core Series,  the Underlying Fund will be subject to the percentage limitations described above and the Underlying
Fund's  investments in such other  investment  companies will be aggregated with its investments in the Other Series for purposes of these limitations.

ISSUER LOCATION.  The Advisor considers a number of factors to determine whether an investment is tied to a particular country, including whether: the investment is issued or  guaranteed  by a  particular  government  or any of its  agencies, political  subdivisions,  or  instrumentalities;  the investment has its primary trading market in a particular  country;  the issuer is organized under the laws of, derives at least 50% of its revenues from, or has at least 50% of its assets in a particular country;  the investment is included in an index  representative of a particular country or region; and the investment is exposed to the economic fortunes and risks of a particular country.

OTHER INVESTMENTS. The Board may, in the future, authorize the Fund to invest in securities  other than those listed in this SAI and in the Prospectus,  provided such  investment  would be consistent with the Fund's  investment  objective and that it would not violate any fundamental investment policies or restrictions of the Fund.

EQUITY SECURITIES.  The Fund may invest in a broad range of equity securities of
US and non-US  issuers,  including  common  stocks of  companies  or  closed-end investment  companies,  preferred  stocks,  debt securities  convertible into or exchangeable  for common stock,  securities  such as warrants or rights that are convertible  into common stock and sponsored or unsponsored  American,  European
and  Global  depositary  receipts  ("Depositary   Receipts").   The  issuers  of
unsponsored   Depositary   Receipts  are  not  obligated  to  disclose  material
information in the United States.  The Fund expects its US equity investments to emphasize large and  intermediate  capitalization  companies.  The Fund may also invest in small  capitalization  companies.  The  equity  markets  in the non-US component  of the  Fund  will  typically  include  available  shares  of  larger
capitalization   companies   but  may  also  include   intermediate   and  small
capitalization  companies.   Capitalization  levels  are  measured  relative  to
specific markets, thus large,  intermediate and small capitalization ranges vary country  by  country.  The Fund may  invest in equity  securities  of  companies considered  by  the  Advisor  to be in  their  post-venture  capital  stage,  or
"post-venture  capital  companies." A post-venture  capital company is a company that has received venture capital financing either:  (a) during the early stages of the  company's  existence  or the early  stages of the  development  of a new product or service, or (b) as part of a restructuring or recapitalization of the company. The Fund may invest in equity securities of issuers in emerging markets and in  securities  with  respect to which the return is derived from the equity securities of issuers in emerging markets.

EXCHANGE-TRADED  INDEX  SECURITIES.  Subject to the limitations on investment in investment company securities and its investment objectives, the Fund may invest in exchange-traded  index securities that are currently operational and that may be developed in the future.  Exchange-traded index securities generally trade on the American  Stock  Exchange or New York Stock  Exchange and are subject to the risks of an investment in a broadly based portfolio of common stocks,  including the risk that the general level of stock prices may decline,  thereby  adversely affecting the value of the investment.  These securities  generally bear certain operational  expenses.  To the extent the Fund invests in these securities,  the
Fund must bear these expenses in addition to the expenses of its own operation.

EURODOLLAR SECURITIES.  The Fund may invest in Eurodollar securities,  which are fixed  income  securities  of a US issuer or a foreign  issuer  that are  issued outside the United States.  Interest and dividends on Eurodollar  securities are payable in US dollars.

FOREIGN SECURITIES. Investors should recognize that investing in foreign issuers involves  certain  considerations,  including  those  set  forth  in the  Fund's
Prospectus, which are not typically associated with investing in US

                                        5

issuers.  Since the stocks of foreign  companies are  frequently  denominated in foreign currencies,  and since the Fund may temporarily hold uninvested reserves in bank deposits in foreign  currencies,  the Fund will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations and may incur costs in connection with conversions between various  currencies.  The investment policies of the Fund permit it to enter into forward foreign currency exchange contracts, futures and options in order to hedge portfolio holdings and commitments against changes in the level of future currency rates.

EMERGING  MARKETS  INVESTMENTS.  The Fund may  invest  in equity  securities  of emerging  market  issuers,  or  securities  with  respect to which the return is derived from the equity securities of issuers in emerging  markets,  and in debt securities of emerging markets issuers,  or securities with respect to which the return is derived from debt securities of issuers in emerging markets.

The Fund's  investments in emerging  markets  government and  government-related securities  may  consist  of:  (i) debt  securities  or  obligations  issued  or guaranteed  by  governments,  governmental  agencies  or  instrumentalities  and
political   subdivisions   located  in  emerging  market  countries   (including
participation  in loans between  governments and financial  institutions),  (ii)
debt  securities  or  obligations  issued by  government  owned,  controlled  or sponsored  entities  located in emerging market countries and (iii) interests in issuers  organized and operated for the purpose of restructuring  the investment characteristics of instruments issued by any of the entities described above.

The Fund's investments in the fixed income securities of emerging market issuers may  include  investments  in  Structured  Securities,  Loan  Participation  and
Assignments  (as such  capitalized  terms are  defined  below),  Brady Bonds and certain non-publicly traded securities.

The Fund may invest a portion of its assets in entities  organized  and operated solely for the  purpose  of  restructuring  the  investment  characteristics  of sovereign  debt  obligations.  This type of  restructuring  involves the deposit with, or purchase by, an entity,  such as a corporation  or trust,  of specified instruments  (such as commercial  bank loans or Brady Bonds) and the issuance by that  entity of one or more  classes  of  securities  ("Structured  Securities")
backed by, or representing  interests in, the underlying  instruments.  The cash flow of the underlying  instruments  may be  apportioned  among the newly issued
Structured   Securities  to  create   securities   with   different   investment
characteristics,  such as varying  maturities,  payment  priorities and interest rate provisions,  and the extent of the payments made with respect to Structured
Securities  is  dependent  on the  extent  of the  cash  flow on the  underlying instruments.  Because  Structured  Securities  of the  type in  which  the  Fund anticipates investing typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments.  The Fund is permitted  to  invest  in a  class  of  Structured  Securities  that  is  either subordinated  or  unsubordinated  to the  right of  payment  of  another  class.
Subordinated  Structured  Securities  are  typically  sold in private  placement transactions,  and there  currently is no active  trading  market for Structured
Securities.  Thus,  investments  by the Fund in  Structured  Securities  will be limited by the Fund's  prohibition  on investing more than 15% of its net assets in illiquid securities.

The Fund may invest in fixed rate and  floating  rate loans  ("Loans")  arranged through private negotiations between an issuer of sovereign debt obligations and one or more financial institutions ("Lenders").  The Fund's investments in Loans are  expected in most  instances to be in the form of a  participation  in loans
("Participation")  and assignments of all or a portion of Loans  ("Assignments")
from  third  parties.  The Fund  will  have the  right to  receive  payments  of principal,  interest  and any fees to which it is entitled  only from the Lender selling the  Participation  and only upon  receipt by the Lender of the payments from the  borrower.  In the  event of the  insolvency  of the  Lender  selling a
Participation,  the Fund may be treated as a general  creditor of the Lender and may not benefit from any set-off  between the Lender and the  borrower.  Certain
Participations  may be  structured in a manner  designed to avoid  purchasers of
Participations  being  subject to the credit risk of the Lender with  respect to the  Participations.  Even under such a structure,  in the event of the Lender's insolvency,  the Lender's  servicing of the Participation may be delayed and the assignability of the  Participation  may be impaired.  The Fund will acquire the
Participations  only if the  Lender  interpositioned  between  the  Fund and the borrower is determined by the Advisor to be creditworthy.

When the Fund purchases  Assignments from Lenders, it will acquire direct rights against the  borrower on the Loan.  However,  because  Assignments  are arranged
through  private   negotiations   between  potential   assignees  and  potential
assignors,  the rights and obligations  acquired by the Fund as the purchaser of an  Assignment  may differ  from,  and be more limited  than,  those held by the assigning Lender.

                                        6

The Fund may invest in Brady Bonds,  which are  securities  created  through the exchange of  existing  commercial  bank loans to public and private  entities in certain  emerging  markets for new bonds in connection with debt  restructurings under a  debt-restructuring  plan  introduced  by  former  US  Secretary  of the
Treasury,  Nicholas F. Brady (the "Brady Plan").  Brady Plan debt restructurings have been  implemented  to date in  Argentina,  Bulgaria,  Brazil,  Costa  Rica,
Dominican Republic,  Ecuador, Ivory Coast, Jordan, Mexico,  Morocco,  Nicaragua,
Nigeria, Panama, Peru, the Philippines,  Poland, Russia, Uruguay,  Venezuela and
Vietnam.  Brady Bonds have been issued only in recent years, and for that reason do not have a very long payment history.  Brady Bonds may be  collateralized  or uncollateralized,  are  issued  in  various  currencies  (but  primarily  the US
dollar),  and  are  actively  traded  in  over-the-counter   secondary  markets.
Dollar-denominated, collateralized Brady Bonds, which may be fixed-rate bonds or floating-rate bonds, are generally  collateralized in full as to principal by US
Treasury zero coupon bonds having the same maturity as the bonds.

Brady Bonds are often viewed as having three or four valuation  components:  the collateralized  repayment  of principal at final  maturity;  the  collateralized
interest   payments;   the   uncollateralized   interest   payments;   and   any
uncollateralized  repayment  of principal  at maturity  (these  uncollateralized amounts  constitute the "residual risk"). In light of the residual risk of Brady
Bonds and the history of defaults of countries  issuing Brady Bonds with respect to commercial  bank loans by public and private  entities,  investments in Brady
Bonds may be viewed as  speculative.  There can be no  assurance  that the Brady
Bonds  in  which  the  Fund  invests  will  not  be  subject  to   restructuring
arrangements  or to requests for a new credit which may cause the Fund to suffer a loss of interest or principal in any of its holdings.

The Fund  also may  invest  in  securities  that are  neither  listed on a stock exchange nor traded over-the-counter,  including privately placed securities and
limited  partnerships.   Investing  in  such  unlisted  emerging  market  equity
securities,  including investments in new and early stage companies, may involve a high  degree of business  and  financial  risk that can result in  substantial losses.  As a  result  of the  absence  of a public  trading  market  for  these securities, they may be less liquid than publicly traded securities.

The  Fund's  investments  in  emerging  market  securities  will at all times be limited by the Fund's  prohibition  on investing more than 15% of its net assets in illiquid securities.

RISKS OF INVESTING IN EMERGING  MARKETS.  There are additional risks inherent in investing in less developed countries which are applicable to the Fund. The Fund considers a country to be an  "emerging  market" if it is defined as an emerging or developing  economy by any one of the following:  the International  Bank for
Reconstruction and Development (i.e., the World Bank), the International Finance
Corporation,  or the  United  Nations or its  authorities.  An  emerging  market security is a security  issued by a  government  or other  issuer  that,  in the opinion of the Advisor,  has one or more of the following  characteristics:  (i)
the principal  trading  market of the security is an emerging  market;  (ii) the primary revenue of the issuer (at least 50%) is generated from goods produced or sold,  investments made, or services performed in an emerging market country; or
(iii) at least 50% of the assets of the issuer are  situated in emerging  market countries.

Compared to the United States and other developed countries,  emerging countries may  have  relatively  unstable  governments,  economies  based  on  only  a few industries,  and securities markets that trade only a small number of securities and employ settlement procedures different from those used in the United States.
Prices on these  exchanges  tend to be volatile and, in the past,  securities in these countries have offered  greater  potential for gain (as well as loss) than securities of companies located in developed countries.  Further, investments by foreign  investors  are subject to a variety of  restrictions  in many  emerging
countries.   Countries  such  as  those  in  which  the  Fund  may  invest  have
historically  experienced  and  may  continue  to  experience,   high  rates  of
inflation,   high  interest  rates,   exchange  rate  fluctuations  or  currency
depreciation,  large  amounts of external  debt,  balance of payments  and trade difficulties and extreme poverty and unemployment.  Additional factors which may influence  the  ability or  willingness  to service  debt  include,  but are not limited to, a country's  cash flow  situation,  the  availability  of sufficient foreign  exchange on the date a payment is due,  the  relative  size of its debt service burden to the economy as a whole,  its  government's  policy towards the
International Monetary Fund, the World Bank and other international agencies and the political constraints to which a government debtor may be subject.

The ability of a foreign government or government-related  issuer to make timely and  ultimate  payments  on its  external  debt  obligations  will  be  strongly influenced by the issuer's balance of payments,  including  export  performance, its access to international  credits and  investments,  fluctuations in interest rates and the extent

                                        7

of its foreign  reserves.  A country  whose  exports are  concentrated  in a few commodities  or whose  economy  depends on certain  strategic  imports  could be vulnerable to  fluctuations  in  international  prices of these  commodities  or imports.  To the  extent  that a country  receives  payment  for its  exports in currencies other than dollars,  its ability to make debt payments denominated in
dollars   could   be   adversely   affected.   If  a   foreign   government   or
government-related issuer cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing  loans and aid from foreign governments,  commercial banks, and multilateral organizations, and inflows of  foreign  investment.  The  commitment  on the part of these  foreign governments,  multilateral  organizations and others to make such  disbursements may be conditioned on the government's implementation of economic reforms and/or economic  performance  and the  timely  service of its  obligations.  Failure to implement  such reforms,  achieve such levels of economic  performance  or repay principal or interest when due may curtail the willingness of such third parties to lend funds,  which may further impair the issuer's  ability or willingness to service its debts in a timely manner.  The cost of servicing  external debt will also generally be adversely  affected by rising  international  interest  rates, because many external debt obligations bear interest at rates which are adjusted based upon  international  interest rates.  The ability to service external debt will  also  depend  on the  level  of the  relevant  government's  international currency reserves and its access to foreign exchange.  Currency devaluations may affect  the  ability  of a  governmental  issuer  to obtain  sufficient  foreign exchange to service its external debt.

As a  result  of  the  foregoing,  a  governmental  issuer  may  default  on its obligations. If such a default occurs, the Fund may have limited effective legal recourse against the issuer and/or  guarantor.  Remedies must, in some cases, be pursued in the courts of the defaulting  country itself,  and the ability of the holder of foreign  government and  government-related  debt securities to obtain recourse may be subject to the  political  climate in the relevant  country.  In addition,  no assurance  can be given that the holders of  commercial  bank debt will not  contest  payments  to the  holders  of other  foreign  government  and government-related  debt  obligations  in  the  event  of  default  under  their commercial bank loan agreements.

The issuers of the government and  government-related  debt  securities in which the Fund expects to invest have in the past experienced substantial difficulties in  servicing  their  external  debt  obligations,  which has led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements  have  included,  among other  things,  reducing  and  rescheduling interest and principal  payments by negotiating new or amended credit agreements or  converting  outstanding  principal and unpaid  interest to Brady Bonds,  and obtaining new credit to finance  interest  payments.  Holders of certain foreign
government  and   government-related   debt   securities  may  be  requested  to
participate in the restructuring of such obligations and to extend further loans to their  issuers.  There can be no  assurance  that the  Brady  Bonds and other foreign government and government-related  debt securities in which the Fund may invest  will not be subject to similar  defaults or  restructuring  arrangements which may adversely affect the value of such investments.  Furthermore,  certain participants in the secondary  market for such debt may be directly  involved in negotiating  the terms of these  arrangements  and may therefore  have access to information not available to other market participants.

Payments to holders of the high yield,  high risk,  foreign debt  securities  in which the Fund may invest may be subject to foreign withholding and other taxes.
Although  the  holders  of  foreign  government  and   government-related   debt
securities  may be entitled to tax  gross-up  payments  from the issuers of such instruments, there is no assurance that such payments will be made.

INVESTMENTS IN RUSSIAN SECURITIES.  The Fund may invest in securities of Russian companies. The registration,  clearing and settlement of securities transactions in Russia  are  subject  to  significant  risks  not  normally  associated  with securities  transactions in the United States and other more developed  markets.
Ownership of shares of Russian  companies is evidenced by entries in a company's share register (except where shares are held through  depositories that meet the requirements of the 1940 Act) and the issuance of extracts from the register or, in certain limited cases, by formal share certificates.  However,  Russian share registers  are  frequently  unreliable  and the  Fund  could  possibly  lose its registration through oversight,  negligence or fraud.  Moreover,  Russia lacks a centralized  registry to record securities  transactions and registrars  located
throughout  Russia  or  the  companies   themselves  maintain  share  registers.
Registrars are under no obligation to provide  extracts to potential  purchasers in a  timely  manner  or at  all  and  are  not  necessarily  subject  to  state supervision.  In  addition,  while  registrars  are liable  under law for losses resulting  from their  errors,  it may be difficult  for the Fund to enforce any rights it may have against the registrar or issuer of the

                                        8

securities  in the  event  of  loss  of  share  registration.  Although  Russian companies  with more than 1,000  shareholders  are  required by law to employ an independent  company to maintain share  registers,  in practice,  such companies have not  always  followed  this law.  Because of this lack of  independence  of registrars,  management of a Russian  company may be able to exert  considerable influence  over who can  purchase  or sell the  company's  shares  by  illegally instructing  the  registrar  to  refuse  to  record  transactions  on the  share register.  Furthermore,  these  practices may prevent the Fund from investing in the securities of certain Russian  companies  deemed suitable by the Advisor and could cause a delay in the sale of Russian securities by the Fund if the company deems a purchaser unsuitable, which may expose the Fund to potential loss on its investment.

In light of the risks described above, the Board has approved certain procedures concerning the Fund's investments in Russian securities.  Among these procedures is a  requirement  that the Fund will not invest in the  securities of a Russian company  unless that  issuer's  registrar  has entered into a contract  with the
Fund's sub-custodian  containing certain protective conditions including,  among other things, the  sub-custodian's  right to conduct regular share confirmations on  behalf  of the  Fund.  This  requirement  will  likely  have the  effect  of precluding  investments  in  certain  Russian  companies  that  the  Fund  would otherwise make.

LOWER RATED DEBT  SECURITIES.  Fixed income  securities  rated lower than Baa by
Moody's or BBB by S&P are below  investment  grade and are  considered  to be of poor  standing and  predominantly  speculative.  Such  securities  ("lower rated securities")  are  commonly  referred  to as "junk  bonds" and are  subject to a substantial  degree of credit risk.  Lower rated  securities  may be issued as a consequence of corporate  restructurings,  such as leveraged buy-outs,  mergers, acquisitions,  debt  recapitalizations  or similar  events.  Also,  lower  rated securities are often issued by smaller, less creditworthy companies or by highly leveraged  (indebted) firms, which are generally less able than more financially stable firms to make  scheduled  payments of interest and  principal.  The risks posed by securities issued under such circumstances are substantial.

In the  past,  the high  yields  from  lower  rated  securities  have  more than compensated for the higher default rates on such securities.  However, there can be no assurance that  diversification will protect the Fund from widespread bond defaults  brought about by a sustained  economic  downturn,  or that yields will continue  to offset  default  rates on lower  rated  securities  in the  future.
Issuers of these securities are often highly leveraged, so that their ability to service their debt obligations  during an economic  downturn or during sustained periods of rising interest rates may be impaired. In addition,  such issuers may not have more  traditional  methods of  financing  available  to them and may be unable to repay debt at maturity by refinancing. The risk of loss due to default by the issuer is significantly greater for the holders of lower rated securities because  such  securities  may be  unsecured  and may be  subordinated  to other creditors of the issuer.  Further,  an economic  recession may result in default levels with respect to such securities in excess of historic averages.

The value of lower  rated  securities  will be  influenced  not only by changing interest rates,  but also by the bond market's  perception of credit quality and the  outlook  for  economic  growth.  When  economic  conditions  appear  to  be deteriorating,  lower  rated  securities  may  decline  in  market  value due to investors'  heightened  concern over credit  quality,  regardless  of prevailing interest rates.

Especially  at such  times,  trading in the  secondary  market  for lower  rated securities may become thin and market  liquidity may be  significantly  reduced.
Even under normal conditions,  the market for lower rated securities may be less liquid than the market for investment  grade  corporate  bonds.  There are fewer securities  dealers  in the high  yield  market and  purchasers  of lower  rated securities  are  concentrated  among a smaller group of  securities  dealers and institutional  investors.  In periods of reduced market  liquidity,  lower rated securities  prices may become more volatile and the Fund's ability to dispose of particular  issues  when  necessary  to meet the  Fund's  liquidity  needs or in
response  to  a  specific   economic  event  such  as  a  deterioration  in  the
creditworthiness of the issuer may be adversely affected.

Lower rated  securities  frequently have call or redemption  features that would permit  an issuer  to  repurchase  the  security  from the Fund.  If a call were exercised by the issuer during a period of declining  interest  rates,  the Fund likely  would  have to  replace  such  called  security  with a  lower  yielding security,  thus  decreasing  the  net  investment  income  to the  Fund  and any dividends to investors.

Besides credit and liquidity concerns,  prices for lower rated securities may be affected by legislative and regulatory  developments.  For example, from time to time, Congress has considered legislation to restrict or

                                        9

eliminate  the  corporate  tax  deduction  for interest  payments or to regulate corporate  restructurings  such as takeovers or mergers.  Such  legislation  may significantly  depress  the prices of  outstanding  lower  rated  securities.  A description of various corporate debt ratings appears in Appendix A to this SAI.

Securities issued by foreign issuers rated below investment grade entail greater risks than higher  rated  securities,  including  risk of untimely  interest and principal  payment,  default,  price  volatility  and may  present  problems  of liquidity, valuation and currency risk.

INFLATION LINKED  SECURITIES.  Inflation  linked  securities are debt securities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed  principal and interest  payments.  Inflation  linked securities include Treasury Inflation Protected Securities  ("TIPS"),  which are securities  issued by the US Treasury.  The interest rate paid by TIPS is fixed, while  the  principal  value  rises or falls  based on  changes  in a  published
Consumer  Price Index  ("CPI").  Thus,  if inflation  occurs,  the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary  loss.  During a  deflationary  period,  the principal and interest payments  decrease,  although  the TIPS'  principal  amounts will not drop below their face amounts at maturity. In exchange for the inflation  protection,  TIPS generally pay lower interest rates than typical US Treasury securities.  Only if inflation  occurs  will  TIPS  offer a higher  real  yield  than a  conventional
Treasury bond of the same maturity.

Other issuers of inflation  linked debt  securities  include other US government agencies or instrumentalities,  corporations and foreign governments.  There can be no  assurance  that the CPI or any foreign  inflation  index will  accurately measure  the  real  rate of  inflation  in the  prices  of goods  and  services.
Moreover,  there can be no  assurance  that the rate of  inflation  in a foreign country will be correlated to the rate of inflation in the United States.

The value of  inflation-linked  securities  is expected to change in response to changes in real  interest  rates.  Real  interest  rates in turn are tied to the
relationship   between  nominal  interest  rates  and  the  rate  of  inflation.
Therefore, if the rate of inflation rises at a faster rate than nominal interest rates,  real interest  rates might  decline,  leading to an increase in value of inflation-linked securities.

While  inflation  linked  securities are expected to be protected from long-term inflationary trends,  short-term increases in inflation may lead to a decline in value.  If interest rates rise due to reasons other than inflation (for example, due to changes in currency  exchange  rates),  investors in these securities may not be protected to the extent that the increase is not  reflected in the bond's inflation measure.

Any increase in the  principal  amount of an  inflation-linked  security will be considered  taxable ordinary income,  even though investors do not receive their principal until maturity.

PAY-IN-KIND BONDS. The Fund may invest in pay-in-kind  bonds.  Pay-in-kind bonds are securities that pay interest  through the issuance of additional  bonds. The
Fund will be deemed to receive  interest  over the life of such bonds and may be treated for federal  income tax  purposes as if interest  were paid on a current basis,  although no cash  interest  payments  are received by the Fund until the cash payment date or until the bonds mature.

CONVERTIBLE  SECURITIES.  The Fund may invest in  convertible  securities  which generally  offer lower  interest or dividend  yields than  non-convertible  debt securities of similar quality.  The value of convertible  securities may reflect changes in the value of the  underlying  common  stock.  Convertible  securities entail less credit risk than the issuer's  common stock because they rank senior to common  stock.  Convertible  securities  entitle the holder to  exchange  the securities for a specified number of shares of common stock, usually of the same company,  at  specified  prices  within a certain  period of time and to receive interest or dividends until the holder elects to convert.  The provisions of any convertible security determine its ranking in a company's capital structure.  In the case of subordinated  convertible debentures,  the holder's claims on assets and earnings are subordinated to the claims of other creditors and are senior to the claims of preferred and common shareholders.  In the case of preferred stock and convertible  preferred  stock, the holder's claim on assets and earnings are subordinated  to the  claims of all  creditors  but are  senior to the claims of common shareholders.

WHEN-ISSUED   SECURITIES.   The  Fund  may  purchase  securities  offered  on  a
"when-issued" or "delayed delivery" basis. When so offered,  the price, which is generally  expressed  in yield  terms,  is fixed at the time the  commitment  to purchase  is made,  but  delivery  and payment  for the  when-issued  or delayed delivery  securities  take place at a later  date.  During  the  period  between purchase and settlement, no payment is

                                       10

made by the  purchaser  to the  issuer and no  interest  on the  when-issued  or delayed delivery security accrues to the purchaser. While when-issued or delayed delivery  securities  may be sold prior to the  settlement  date, it is intended that the Fund  will  purchase  such  securities  with the  purpose  of  actually acquiring them unless a sale appears  desirable for investment  reasons.  At the time the Fund makes the  commitment to purchase a security on a  when-issued  or delayed  delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of when-issued or delayed delivery  securities may be more or less than the purchase price. The
Advisor  does not  believe  that the  Fund's net asset  value or income  will be adversely  affected by its purchase of securities  on a  when-issued  or delayed delivery  basis.  The Fund will establish a segregated  account in which it will maintain  Segregated  Assets equal in value to  commitments  for  when-issued or delayed delivery  securities.  The Segregated Assets maintained by the Fund with respect to any  when-issued  or  delayed  delivery  securities  shall be liquid, unencumbered and  marked-to-market  daily,  and such Segregated  Assets shall be maintained in accordance with pertinent SEC positions.

MORTGAGE-BACKED  SECURITIES AND MORTGAGE PASS-THROUGH  SECURITIES.  The Fund may
also  invest in  mortgage-backed  securities,  which are  interests  in pools of mortgage loans,  including mortgage loans made by savings and loan institutions, mortgage  bankers,  commercial  banks and others.  Pools of  mortgage  loans are
assembled  as  securities  for  sale  to  investors  by  various   governmental,
government-related  and private  organizations  as further  described below. The
Fund may also  invest in debt  securities  which  are  secured  with  collateral
consisting  of   mortgage-backed   securities  (see   "Collateralized   Mortgage
Obligations") and in other types of mortgage-related securities.

The timely  payment of  principal  and  interest on  mortgage-backed  securities issued or guaranteed by the Government National Mortgage Association ("GNMA") is
backed  by GNMA  and the full  faith  and  credit  of the US  government.  These guarantees,  however,  do not apply to the market  value of Fund  shares.  Also, securities issued by GNMA and other mortgage-backed  securities may be purchased at a premium over the maturity value of the underlying  mortgages.  This premium is not  guaranteed  and  would  be lost if  prepayment  occurs.  Mortgage-backed securities issued by US government agencies or instrumentalities other than GNMA are not "full faith and credit" obligations.  Certain obligations, such as those issued by the Federal  Home Loan Bank are  supported  by the  issuer's  right to borrow from the US  Treasury,  while  others such as those issued by Fannie Mae, formerly known as the Federal National Mortgage Association,  are supported only by the credit of the issuer.  Unscheduled  or early  payments on the  underlying mortgages may shorten the securities'  effective  maturities and reduce returns.
The Fund may  agree to  purchase  or sell  these  securities  with  payment  and delivery  taking place at a future date. A decline in interest rates may lead to a faster rate of repayment of the underlying  mortgages and expose the Fund to a lower rate of return upon reinvestment.  To the extent that such mortgage-backed securities are held by the Fund,  the  prepayment  right of mortgagors may limit the  increase  in  net  asset  value  of  the  Fund  because  the  value  of the mortgage-backed securities held by the Fund may not appreciate as rapidly as the price of noncallable debt securities.

Interests in pools of mortgage-backed securities differ from other forms of debt securities,  which  normally  provide for periodic  payment of interest in fixed amounts with principal  payments at maturity or specified  call dates.  Instead, these  securities  provide a monthly payment which consists of both interest and principal  payments.  In effect,  these  payments  are a  "pass-through"  of the monthly  payments made by the individual  borrowers on their mortgage loans, net of any fees  paid to the  issuer or  guarantor  of such  securities.  Additional payments are caused by  repayments of principal  resulting  from the sale of the underlying property,  refinancing or foreclosure, net of fees or costs which may be incurred.  Some mortgage-backed  securities (such as securities issued by the
GNMA) are described as "modified  pass-through."  These  securities  entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled  payments  dates  regardless of whether or not the mortgagor actually makes the payment.

Any discount  enjoyed on the purchases of a  pass-through  type  mortgage-backed security will likely constitute market discount.  As the Fund receives principal payments, it will be required to treat as ordinary income an amount equal to the lesser of the amount of the payment or the  "accrued  market  discount."  Market discount is to be accrued  either under a constant rate method or a proportional method.  Pass-through type mortgage-backed  securities purchased at a premium to face will be subject to a similar  rule  requiring  recognition  of an offset to ordinary  interest income,  an amount of premium  attributable to the receipt of principal.  The amount of premium  recovered is to be determined  using a method similar  to that in place  for  market  discount.  The Fund may  elect to accrue market  discount or amortize  premium  notwithstanding  the amount of  principal received

                                       11

but such election will apply to all bonds held and  thereafter  acquired  unless permission is granted by the  Commissioner  of the Internal  Revenue  Service to
change such method.

The principal  governmental  guarantor of  mortgage-related  securities is GNMA, which is a wholly  owned US  government  corporation  within the  Department  of
Housing and Urban  Development.  GNMA is authorized to guarantee,  with the full faith and credit of the US  government,  the timely  payment  of  principal  and interest on securities issued by institutions  approved by GNMA (such as savings and loan  institutions,  commercial  banks and  mortgage  bankers) and backed by pools of  mortgages  which are  insured  by the  Federal  Housing  Authority  or guaranteed by the Veterans  Administration.  These guarantees,  however,  do not apply to the market value or yield of mortgage-backed securities or to the value of Fund shares.  Also, GNMA securities often are purchased at a premium over the maturity value of the underlying  mortgages.  This premium is not guaranteed and should be viewed as an economic offset to interest to be earned.  If prepayments occur,  less  interest  will be earned and the value of the premium paid will be lost.

Government-related  guarantors (i.e., not backed by the full faith and credit of the US  government)  include  Fannie Mae and Freddie Mac (formerly  known as the
Federal Home Loan Mortgage  Corporation).  Fannie Mae is a  government-sponsored corporation  owned  entirely by private  stockholders.  It is subject to general regulation  of the  Secretary  of  Housing  and Urban  Development.  Fannie  Mae
purchases  conventional  (i.e.,  not  insured or  guaranteed  by any  government agency) mortgages from a list of approved  seller/servicers  which include state and federally  chartered  savings and loan  associations,  mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by Fannie  Mae are  guaranteed  as to timely  payment  of  principal  and interest by Fannie Mae but are not backed by the full faith and credit of the US government.

Freddie Mac is a corporate  instrumentality of the US government and was created by Congress in 1970 for the purpose of increasing the  availability  of mortgage credit for  residential  housing.  Its stock is owned by the twelve Federal Home
Loan  Banks.  Freddie  Mac  issues  Participation   Certificates  ("PCs")  which
represent  interests  in  conventional  mortgages  from Freddie  Mac's  national portfolio.  Freddie Mac  guarantees  the timely payment of interest and ultimate collection of principal,  but PCs are not backed by the full faith and credit of the US government.

Commercial  banks,  savings and loan  institutions,  private mortgage  insurance companies,  mortgage  bankers and other  secondary  market  issuers  also create pass-through  pools  of  conventional  mortgage  loans.  Such  issuers  may,  in addition,  be the originators and/or servicers of the underlying  mortgage loans as well as the guarantors of the mortgage-related  securities.  Pools created by such  non-governmental  issuers  generally  offer a higher rate of interest than government and government-related  pools because there are no direct or indirect government or agency guarantees of payments. However, timely payment of interest and  principal of these pools may be supported by various  forms of insurance or guarantees,  including  individual  loan,  title,  pool and hazard insurance and letters of credit. The insurance guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness  of the  issuers  thereof  will be  considered  in  determining
whether  a  mortgage-related   security  meets  the  Fund's  investment  quality
standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance  policies or guarantee or guarantees, even if through an  examination  of the loan  experience  and  practices  of the originators/servicers  and poolers,  the Advisor  determines that the securities meet the Fund's quality  standards.  Although the market for such  securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS") AND REAL ESTATE MORTGAGE INVESTMENT
CONDUITS  ("REMICS").  A CMO is a debt  security on which  interest  and prepaid principal are paid, in most cases,  semiannually.  CMOs may be collateralized by whole  mortgage  loans but are more  typically  collateralized  by portfolios of mortgage pass-through  securities guaranteed by GNMA, Freddie Mac, or Fannie Mae and their income  streams.  Privately  issued CMOs tend to be more  sensitive to interest rates than Government-issued CMOs.

CMOs are  structured  into  multiple  classes,  each bearing a different  stated
maturity.  Actual  maturity  and average  life will  depend upon the  prepayment experience  of  the  collateral.  CMOs  provide  for a  modified  form  of  call protection  through a de facto  breakdown  of the  underlying  pool of mortgages according  to how quickly the loans are repaid.  Monthly  payments of  principal received from the pool of underlying

                                       12

mortgages,  including  prepayments,  is first returned to investors  holding the shortest  maturity class.  Investors holding the longer maturity classes receive principal only after the first class has been retired.  An investor is partially guarded  against a sooner  than  desired  return  of  principal  because  of the sequential payments.

In a typical CMO transaction,  a corporation issues multiple series (e.g., A, B,
C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates  ("Collateral").  The Collateral is pledged to a third party  trustee as security  for the Bonds.  Principal  and interest  payments from the Collateral are used to pay principal on the Bonds in the  order  A, B, C, Z. The Fund A, B and C Bonds  all  bear  current  interest.
Interest on the Fund Z Bond is accrued and added to principal  and a like amount is paid as principal on the Fund A, B or C Bond  currently  being paid off. When the Fund A, B and C Bonds are paid in full, interest and principal on the Fund Z
Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators  (primarily builders or savings and loan associations)
to borrow against their loan portfolios.  REMICs are private entities formed for the purpose of holding a fixed pool of mortgages  secured by an interest in real property.  REMICs are  similar to CMOs in that they  issue  multiple  classes of securities.

REMICs are entities  that own  mortgages  and elect REMIC status under the Code.
The Fund will purchase only regular interests in REMICs. REMIC regular interests are treated as debt of the REMIC and  income/discount  thereon must be accounted for on the "catch-up method," using a reasonable prepayment assumption under the original issue discount rules of the Code.

CMOs and REMICs issued by private entities are not government securities and are not  directly  guaranteed  by any  government  agency.  They are  secured by the underlying collateral of the private issuer. Yields on privately issued CMOs, as described  above,  have been  historically  higher than yields on CMOs issued or guaranteed by US government  agencies.  However, the risk of loss due to default on  such  instruments  is  higher  since  they  are  not  guaranteed  by  the US government.  Such  instruments  also tend to be more sensitive to interest rates than US  government-issued  CMOs.  The Fund  will  not  invest  in  subordinated privately  issued  CMOs.  For  federal  income  tax  purposes,  the Fund will be required  to  accrue  income  on CMOs and  REMIC  regular  interests  using  the
"catch-up" method, with an aggregate prepayment assumption.

DOLLAR  ROLLS.  The Fund may enter  into  dollar  rolls in which the Fund  sells securities  and  simultaneously  contracts to repurchase  substantially  similar securities  on a specified  future date.  In the case of dollar rolls  involving mortgage-backed  securities,  the mortgage-backed  securities that are purchased typically  will be of the same type and will have the same or  similar  interest rate and maturity as those sold,  but will be  supported  by different  pools of mortgages.  The Fund forgoes  principal and interest paid during the roll period on the  securities  sold in a dollar roll,  but the Fund is  compensated  by the difference between the current sales price and the price for the future purchase as well as by any interest  earned on the proceeds of the  securities  sold. The
Fund could also be compensated  through receipt of fee income.  The Fund intends to enter into dollar rolls only with government securities dealers recognized by the Federal  Reserve  Board,  or with member banks of the Federal  Reserve.  The
Trust does not  believe the Fund's  obligations  under  dollar  rolls are senior securities and  accordingly,  the Fund, as a matter of  non-fundamental  policy, will not  treat  dollar  rolls as  being  subject  to its  borrowing  or  senior
securities   restrictions.   In  addition  to  the  general  risks  involved  in
leveraging, dollar rolls are subject to the same risks as repurchase and reverse repurchase agreements.

TO-BE-ANNOUNCED  SECURITIES. A to-be-announced  mortgage-backed security ("TBA")
is a mortgage-backed  security,  such as a GNMA pass-through  security,  that is
purchased  or  sold  with  specific  pools  that  will   constitute   that  GNMA
pass-through  security to be announced on a future  settlement date. At the time of purchase of a TBA, the seller does not specify the particular mortgage-backed securities  to be  delivered  but rather  agrees to accept  any  mortgage-backed security that meets  specified  terms.  The Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages,  but the seller would not identify the specific  underlying  mortgages  until shortly  before it issues the mortgage-backed  security.  TBAs increase interest rate risks because the underlying mortgages maybe less favorable than anticipated by the Fund.

OTHER  MORTGAGE-BACKED   SECURITIES.  The  Advisor  expects  that  governmental,
government-related  or private entities may create mortgage loan pools and other
mortgage-related     securities     offering    mortgage     pass-through    and
mortgage-collateralized  investments in addition to those described  above.  The
mortgages   underlying  these  securities  may  include   alternative   mortgage
instruments, that is, mortgage instruments

                                       13

whose  principal  or interest  payments  may vary or whose terms to maturity may
differ  from  customary  long-term  fixed  rate  mortgages.   As  new  types  of
mortgage-related  securities are developed and offered to investors, the Advisor will,  consistent  with the Fund's  investment  objective,  policies and quality standards,  consider  making  investments in such new types of  mortgage-related securities.

ASSET-BACKED  SECURITIES.  The Fund may  invest a portion  of its assets in debt obligations  known as  "asset-backed  securities."  Asset-backed  securities are securities  that  represent  a  participation  in, or are secured by and payable from, a stream of payments generated by particular assets,  most often a pool or pools of similar  assets (e.g.,  receivables on home equity and credit loans and receivables  regarding  automobile,  credit card,  mobile home and  recreational vehicle loans, wholesale dealer floor plans and leases).

Such  receivables  are  securitized  in either a  pass-through  or a pay-through structure.  Pass-through  securities  provide  investors  with an income  stream consisting of both principal and interest payments in respect of the receivables in the underlying pool. Pay-through asset-backed securities are debt obligations issued usually by a special  purpose  entity,  which are  collateralized  by the various  receivables  and in which the  payments on the  underlying  receivables provide that the Fund pays the debt service on the debt obligations  issued. The
Fund may invest in these and other types of asset-backed  securities that may be developed in the future.

The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support and/or  enhancement  provided.
Such  asset-backed  securities  are  subject  to the  same  prepayment  risks as mortgage-backed  securities.  For federal income tax purposes,  the Fund will be required  to accrue  income on  pay-through  asset-backed  securities  using the
"catch-up" method, with an aggregate prepayment assumption.

The credit  quality of most  asset-backed  securities  depends  primarily on the credit quality of the assets  underlying  such  securities,  how well the entity issuing the security is insulated  from the credit risk of the originator or any other  affiliated  entities,  and the amount and  quality of any credit  support provided  to the  securities.  The rate of  principal  payment  on  asset-backed securities  generally depends on the rate of principal  payments received on the underlying  assets  which in turn may be affected  by a variety of economic  and other factors. As a result, the yield on any asset-backed  security is difficult to predict with  precision and actual yield to maturity may be more or less than the anticipated yield to maturity.  Asset-backed securities may be classified as
"pass-through certificates" or "collateralized obligations."

Asset-backed  securities are often backed by a pool of assets  representing  the obligations of a number of different  parties.  To lessen the effect of failures by obligors on underlying  assets to make payment,  such  securities may contain elements of credit support.  Such credit support falls into two categories:  (i)
liquidity protection; and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets.  Liquidity  protection refers to the  provision of advances,  generally by the entity  administering  the pool of assets,  to ensure that the receipt of payments  due on the  underlying  pool is timely.  Protection  against losses resulting from ultimate default enhances the likelihood of payments of the  obligations on at least some of the assets in the pool. Such protection may be provided through guarantees,  insurance policies or letters of credit obtained by the issuer or sponsor from third parties,  through various means of  structuring  the  transaction or through a combination of such approaches.  The Fund will not pay any additional  fees for such credit support, although the existence of credit support may increase the price of a security.

Due to the shorter maturity of the collateral backing such securities,  there is less of a risk of substantial  prepayment than with mortgage-backed  securities.
Such asset-backed  securities do, however,  involve certain risks not associated with  mortgage-backed  securities,  including the risk that  security  interests cannot be adequately,  or in many cases, ever,  established.  In addition,  with respect  to credit  card  receivables,  a number of state and  federal  consumer credit laws give debtors the right to set off certain amounts owed on the credit cards,  thereby  reducing the  outstanding  balance.  In the case of  automobile receivables,  there is a risk that the  holders  may not have either a proper or first security  interest in all of the obligations  backing such receivables due to the large number of vehicles  involved in a typical  issuance  and  technical requirements under state laws. Therefore,  recoveries on repossessed  collateral may not always be available to support payments on the securities.

Examples of credit  support  arising  out of the  structure  of the  transaction include "senior-subordinated  securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne

                                       14

first by the holders of the  subordinated  class),  creation of "reserve  funds"
(where cash or investments,  sometimes  funded from a portion of the payments on the  underlying  assets,  are held in reserve  against  future losses) and "over collateralization" (where the scheduled payments on, or the principal amount of, the  underlying  assets exceeds that required to make payments of the securities and pay any servicing or other fees).  The degree of credit support provided for each issue is generally based on historical  credit  information  respecting the level of credit risk associated  with the underlying  assets.  Delinquencies  or losses in excess of those  anticipated  could adversely  affect the return on an investment in such issue.

EQUIPMENT   TRUST   CERTIFICATES.   The  Fund  may  invest  in  equipment  trust
certificates. The proceeds of those certificates are used to purchase equipment, such as railroad  cars,  airplanes  or other  equipment,  which in turn serve as collateral  for the related issue of  certificates.  The equipment  subject to a trust generally is leased by a railroad,  airline or other business,  and rental payments  provide the projected  cash flow for the repayment of equipment  trust
certificates.   Holders  of  equipment  trust  certificates  must  look  to  the collateral  securing the certificates,  and any guarantee provided by the lessee or any  parent  corporation  for the  payment of lease  amounts,  in the case of default in the payment of principal and interest on the certificates.

ZERO COUPON AND DELAYED INTEREST SECURITIES.  The Fund may invest in zero coupon or delayed  interest  securities  which pay no cash income  until  maturity or a specified  date when the  securities  begin paying  current  interest (the "cash payment  date")  and are  sold at  substantial  discounts  from  their  value at maturity.  When held to maturity or cash payment date, the entire income of such securities,  which consists of accretion of discount,  comes from the difference between the purchase price and their value at maturity or cash payment date. The discount  varies  depending on the time remaining until maturity or cash payment date,  prevailing  interest  rates,  liquidity of the security and the perceived credit  quality  of the  issuer.  The  discount,  in the  absence  of  financial difficulties of the issuer, decreases as the final maturity or cash payment date of the  security  approaches.  The  market  prices of zero  coupon  and  delayed interest  securities  are generally  more volatile and more likely to respond to changes in interest  rates than the market prices of securities  having  similar maturities and credit qualities that pay interest periodically.

Zero coupon  securities  are subject to greater market value  fluctuations  from changing  interest rates than debt  obligations of comparable  maturities  which
make  current   distributions  of  interest  (cash).   Zero  coupon  convertible
securities  offer the  opportunity  for capital  appreciation  as increases  (or decreases) in market value of such  securities  closely  follow the movements in the  market  value of the  underlying  common  stock.  Zero  coupon  convertible securities generally are expected to be less volatile than the underlying common stocks as they usually are issued with short  maturities  (15 years or less) and are issued with options and/or redemption features  exercisable by the holder of the  obligation  entitling  the holder to redeem the  obligation  and  receive a defined cash payment.

Zero coupon  securities  include  securities issued directly by the US Treasury, and US Treasury bonds or notes and their unmatured interest coupons and receipts for their underlying  principal  ("coupons")  which have been separated by their holder,  typically a custodian bank or investment  brokerage firm. A holder will separate the interest  coupons from the  underlying  principal (the "corpus") of the US Treasury  security.  A number of securities firms and banks have stripped the interest  coupons and  receipts  and then resold them in  custodial  receipt programs with a number of different  names,  including  "Treasury  Income Growth
Receipts"  ("TIGRS")  and  Certificate  of Accrual on Treasuries  ("CATS").  The
underlying US Treasury bonds and notes themselves are held in book-entry form at
the  Federal  Reserve  Bank  or,  in  the  case  of  bearer   securities  (i.e.,
unregistered  securities  which are  owned  ostensibly  by the  bearer or holder thereof), in trust on behalf of the owners thereof.  Counsel to the underwriters of these  certificates  or  other  evidences  of  ownership  of the US  Treasury securities  has stated  that for  federal tax and  securities  purposes,  in its opinion, purchasers of such certificates,  such as the Fund, most likely will be deemed the beneficial holder of the underlying US government securities.

The US Treasury has facilitated transfers of ownership of zero coupon securities by accounting  separately  for the beneficial  ownership of particular  interest coupon and corpus  payments on Treasury  securities  through the Federal Reserve book-entry  record-keeping system. The Federal Reserve program as established by the US  Treasury  Department  is known  as  "STRIPS"  or  "Separate  Trading  of
Registered Interest and Principal of Securities." Under the STRIPS program,  the
Fund will be able to have its beneficial ownership of zero coupon

                                      15

securities recorded directly in the book-entry  record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying US
Treasury securities.

When US Treasury  obligations  have been  stripped of their  unmatured  interest coupons  by the  holder,  the  principal  or corpus  is sold at a deep  discount because the buyer  receives  only the right to receive a future fixed payment on the  security  and does not  receive  any  rights to  periodic  interest  (cash)
payments.  Once  stripped  or  separated,  the  corpus and  coupons  may be sold separately.  Typically,  the coupons are sold  separately  or grouped with other coupons with like maturity  dates and sold in such bundled  form.  Purchasers of
stripped  obligations   acquire,  in  effect,   discount  obligations  that  are
economically  identical to the zero coupon securities that the US Treasury sells itself.  These stripped  securities  are also treated as zero coupon  securities with original issue discount for tax purposes.

STRUCTURED NOTES. Structured notes are derivative debt securities,  the interest rate and/or  principal of which is  determined  by an unrelated  indicator.  The value of the principal of and/or  interest on structured  notes is determined by reference  to changes in the  return,  interest  rate or value at  maturity of a specific asset,  reference  rate, or index (the  "reference  instrument") or the relative change in two or more reference  instruments.  The interest rate or the principal  amount  payable  upon  maturity or  redemption  may be  increased  or decreased,  depending  upon  changes in the  applicable  reference  instruments.
Structured notes may be positively or negatively indexed, so that an increase in value of the reference  instrument  may produce an increase or a decrease in the interest rate or value of the structured note at maturity. In addition,  changes in the  interest  rate or the value of the  structured  note at maturity  may be calculated as a specified  multiple of the change in the value of the reference;
therefore,  the value of such note may be very  volatile.  Structured  notes may entail a greater  degree of market  risk  than  other  types of debt  securities because the  investor  bears the risk of the  reference  instrument.  Structured notes may also be more  volatile,  less liquid and more  difficult to accurately price than less complex securities or more traditional debt securities.

SHORT SALES. The Fund may from time to time sell securities  short. In the event that the Advisor  anticipates that the price of a security will decline,  it may sell the  security  short and  borrow the same  security  from a broker or other institution  to  complete  the  sale.  The Fund  will  incur a profit or a loss, depending  upon whether the market price of the security  decreases or increases between  the date of the short sale and the date on which the Fund must  replace the borrowed security. All short sales will be fully collateralized. Short sales represent an aggressive trading practice with a high risk/return potential,  and short sales involve  special  considerations.  Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of a stock sold short  rises),  whereas  losses from direct  purchases  of  securities  are limited to the total  amount  invested,  and the Fund may be unable to replace a borrowed security sold short.

STRATEGIES USING DERIVATIVE INSTRUMENTS

SWAPS. The Fund may engage in swaps, including but not limited to interest rate, currency  and equity  swaps and the  purchase or sale of related  caps,  floors, collars and other derivative  instruments.  The Fund expects to enter into these transactions  to  preserve  a return  or spread on a  particular  investment  or portion of the  portfolio's  duration,  to protect  against any  increase in the price of securities the Fund anticipates  purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Interest rate swaps involve the exchange by the Fund with another party of their respective  commitments to receive or pay interest  (e.g.,  an exchange of fixed rate payments for floating rate payments)  with respect to a notional  amount of principal.  Currency  swaps  involve  the  exchange  of cash flows on a notional amount based on changes in the values of referenced currencies.  The purchase of a cap entitles the purchaser to receive payments on a notional  principal amount from the party  selling the cap to the extent that a specified  index  exceeds a predetermined  interest  rate or amount.  The purchase of an interest rate floor entitles the purchaser to receive  payments on a notional  principal amount from the party  selling the floor to the extent that a specified  index falls below a predetermined  interest rate or amount. A collar is a combination of a cap and a floor that  preserves a certain  return with a  predetermined  range of interest rates or values.

The use of swaps involves  investment  techniques and risks different from those associated  with ordinary  portfolio  security  transactions.  If the Advisor is incorrect in its forecast of market values, interest rates and

                                       16

other applicable  factors,  the investment  performance of the Fund will be less favorable than it would have been if this  investment  technique was never used.
Swaps do not involve the delivery of  securities or other  underlying  assets or principal,  and are subject to  counterparty  risk. If the other party to a swap defaults  and fails to  consummate  the  transaction,  the  Fund's  risk of loss consists of the net amount of interest  payments that the Fund is  contractually entitled to receive.  Under Internal Revenue Service rules, any lump sum payment received or due under the notional principal contract must be amortized over the life  of the  contract  using  the  appropriate  methodology  prescribed  by the
Internal Revenue Service.

Equity swaps or other swaps  relating to  securities  or other  instruments  are based on changes in the value of the underlying  securities or instruments.  For example,  an equity swap might  involve an exchange of the value of a particular security  or  securities  index in a certain  notional  amount  for the value of another  security or index or for the value of interest on that notional  amount at a specified  fixed or variable  rate. The Fund will only enter into an equity swap contract on a net basis, i.e., the two parties' obligations are netted out, with the Fund  paying or  receiving,  as the case may be, only the net amount of the  payments.  Payments  under  an  equity  swap  contract  may be  made at the conclusion of the contract or periodically during its term.

If there is a default by the  counterparty to a swap contract,  the Fund will be limited  to  contractual  remedies  pursuant  to the  agreements  related to the transaction.  There is no assurance  that a swap contract  counterparty  will be able to meet its  obligations  pursuant to a swap contract or that, in the event of a default, the Fund will succeed in pursuing contractual  remedies.  The Fund thus  assumes  the risk that it may be delayed in or  prevented  from  obtaining payments owed to it pursuant to a swap contract.  However, the amount at risk is only the net  unrealized  gain,  if any,  on the swap,  not the entire  notional amount. The Advisor will closely monitor, subject to the oversight of the Board, the  creditworthiness  of swap  counterparties  in order to minimize the risk of swaps.

The Advisor and the Trust do not believe that the Fund's  obligations under swap contracts are senior securities and,  accordingly,  the Fund will not treat them as being subject to its borrowing or senior  securities  restrictions.  However, the net  amount  of the  excess,  if any,  of the  Fund's  obligations  over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of  Segregated  Assets  having an aggregate  market value at least equal to the accrued excess will be segregated in accordance with SEC positions.
To the extent that the Fund cannot  dispose of a swap in the ordinary  course of business  within  seven  days at  approximately  the value at which the Fund has valued the swap,  the Fund will treat the swap as  illiquid  and  subject to its overall limit on illiquid investments of 15% of the Fund's net assets.

FUTURES.  The Fund may enter into  contracts for the purchase or sale for future delivery of securities  and indices.  The Fund may also enter into contracts for the purchase or sale for future delivery of foreign currencies.

A purchase of a futures contract means the acquisition of a contractual right to obtain delivery to the Fund of the securities or foreign  currency called for by the  contract  at a specified  price  during a specified  future  month.  When a futures  contract is sold,  the Fund incurs a contractual  obligation to deliver the securities or foreign currency  underlying the contract at a specified price on a specified date during a specified future month.

When the Fund enters into a futures transaction,  it must deliver to the futures commission  merchant (an "FCM")  selected by the Fund, an amount  referred to as
"initial  margin."  The initial  margin is required to be  deposited  in cash or government  securities  with an FCM.  Minimum  initial margin  requirements  are established  by the  futures  exchange  and FCMs may  establish  initial  margin requirements  which are higher than the exchange  requirements.  After a futures contract  position  is opened,  the value of the  contract  is  marked-to-market daily.  If a futures contact price changes to the extent that the margin deposit does not satisfy margin requirements, payment of a "variation margin" to be held by the FCM, will be required.  Conversely, a reduction in the contract value may reduce the required  margin  resulting  in a repayment  of excess  margin to the custodial  accounts of the Fund. The Fund may also effect  futures  transactions through FCMs who are affiliated  with the Advisor or the Fund in accordance with procedures adopted by the Board.

The Fund will enter into futures  transactions on domestic exchanges and, to the extent such  transactions  have been approved by the Commodity  Futures  Trading
Commission for sale to customers in the United States, on foreign exchanges.  In addition,  the Fund may sell stock index futures in  anticipation of or during a market  decline to attempt to offset the  decrease in market value of its common stocks that might otherwise result;  and it may purchase such contracts in order to offset increases in the cost of common stocks that it

                                       17

intend to  purchase.  Unlike  other  futures  contracts,  a stock index  futures contract  specifies  that no delivery of the actual  stocks  making up the index will take place. Instead,  settlement in cash must occur upon the termination of the contract.

While  futures  contracts  provide for the  delivery of  securities,  deliveries usually do not occur.  Contracts  are  generally  terminated  by  entering  into offsetting transactions.

The Fund may enter into futures contracts to protect against the adverse affects of fluctuations in security  prices,  interest or foreign exchange rates without actually buying or selling the securities or foreign currency.  For example,  if interest  rates are  expected to  increase,  the Fund might  enter into  futures contracts for the sale of debt securities.  Such a sale would have much the same effect as selling an equivalent  value of the debt securities owned by the Fund.
If  interest  rates  did  increase,  the  value  of the debt  securities  in the portfolio  would  decline,  but the value of the futures  contracts  to the Fund would increase at  approximately  the same rate,  thereby  keeping the net asset value of the Fund from declining as much as it otherwise would have.  Similarly, when it is expected that interest  rates may decline,  futures  contracts may be purchased to hedge in  anticipation  of  subsequent  purchases of  securities at higher prices.  Since the fluctuations in the value of futures  contracts should be similar to those of debt  securities,  the Fund could take  advantage  of the anticipated rise in value of debt securities  without actually buying them until the  market  had  stabilized.  At that  time,  the  futures  contracts  could be liquidated and the Fund could then buy debt  securities on the cash market.  The
Fund may also enter into  futures  contracts as a low cost method for gaining or reducing exposure to a particular currency or securities market without directly investing in those currencies or securities.

To the extent that market prices move in an unexpected  direction,  the Fund may not achieve the anticipated benefits of futures contracts or may realize a loss.
For example,  if the Fund is hedged  against the  possibility  of an increase in interest rates, which would adversely affect the price of securities held in its portfolio,  and interest rates decrease instead, the Fund would lose part or all of the  benefit  of the  increased  value  which it has  because  it would  have offsetting losses in its futures position. In addition,  in such situations,  if the Fund had  insufficient  cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements.  Such sales of securities may, but will not  necessarily,  be at increased  prices that would  reflect the rising market. The Fund may be required to sell securities at a time when it may be disadvantageous to do so.

OPTIONS.  The Fund may  purchase  and write call or put options on foreign or US securities and indices and enter into related closing transactions. The Fund may also purchase and write call options on  particular  market  segment  indices to achieve  exposure to a specific  industry.  The Fund may also purchase and write options on futures contracts.

The Fund may  invest in  options  that are  either  listed  on US or  recognized foreign exchanges or traded  over-the-counter.  Certain over-the-counter options may be illiquid.  Thus,  it may not be possible to close  options  positions and this may have an adverse impact on the Fund's  ability to effectively  hedge its
securities.   The  Trust  has  been  notified  by  the  SEC  that  it  considers over-the-counter options to be illiquid.  Accordingly, the Fund will only invest in such options to the extent  consistent  with its 15% limit on  investments in illiquid securities.

Purchasing Call Options--The Fund may purchase call options on securities.  When the Fund  purchases a call  option,  in return for a premium paid by the Fund to the  writer  of the  option,  the Fund  obtains  the  right to buy the  security underlying the option at a specified  exercise price at any time during the term of the option.  The writer of the call  option,  who  receives  the premium upon writing the option, has the obligation,  upon exercise of the option, to deliver the underlying  security against payment of the exercise price. The advantage of purchasing call options is that the Fund may alter portfolio characteristics and
modify  portfolio   maturities   without  incurring  the  cost  associated  with
transactions.

The Fund may, following the purchase of a call option, liquidate its position by effecting a closing sale transaction.  This is accomplished by selling an option of the same series as the option previously  purchased.  The Fund will realize a profit from a closing sale  transaction if the price received on the transaction is more than the premium  paid to purchase the  original  call option;  the Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

                                       18

Although  the Fund will  generally  purchase  only those call  options for which there appears to be an active  secondary  market,  there is no assurance  that a liquid secondary market on an exchange will exist for any particular  option, or at any particular  time, and for some options no secondary market on an exchange may exist. In such event, it may not be possible to effect closing  transactions in particular options,  with the result that the Fund would have to exercise its options in order to realize  any profit and would  incur  brokerage  commissions upon the exercise of such  options and upon the  subsequent  disposition  of the underlying  securities  acquired through the exercise of such options.  Further, unless the price of the underlying security changes sufficiently,  a call option purchased by the Fund may expire  without any value to the Fund,  in which event the Fund would realize a capital loss which will be short-term unless the option was held for more than one year.

Call Writing--The Fund may write call options from time to time on such portions of its  portfolio,  without limit,  as the Advisor  determines is appropriate in seeking to achieve the Fund's investment objective. The advantage to the Fund of writing calls is that the Fund  receives a premium  which is additional  income.
However,  if the security rises in value, the Fund may not fully  participate in the market appreciation.

During  the option  period for a call  option,  the  writer may be  assigned  an exercise  notice by the  broker-dealer  through  whom such call option was sold, requiring the writer to deliver the underlying  security  against payment of the exercise price.  This obligation is terminated upon the expiration of the option or upon entering a closing purchase transaction. A closing purchase transaction, in which  the Fund,  as  writer  of an  option,  terminates  its  obligation  by purchasing an option of the same series as the option previously written, cannot be effected  once the option  writer has  received  an exercise  notice for such option.

Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit  the sale of the  underlying  security  or to enable the Fund to write another call option on the underlying  security with either a different exercise price or expiration date or both. The Fund may realize a net gain or loss from a closing  purchase  transaction  depending  upon  whether  the net  amount of the original  premium  received  on the call option is more or less than the cost of effecting  the  closing  purchase  transaction.  Any loss  incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying  security.  Such a loss may also be wholly or partially  offset by unrealized  appreciation  in the market value of the  underlying  security.  Conversely,  a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

If a call option expires unexercised, the Fund will realize a short-term capital gain in the amount of the premium on the option less the commission paid. Such a gain,  however,  may be  offset  by  depreciation  in the  market  value  of the underlying security during the option period. If a call option is exercised, the
Fund will realize a gain or loss from the sale of the underlying  security equal to the difference  between the cost of the underlying  security and the proceeds of the sale of the  security  plus the amount of the  premium on the option less the commission paid.

The Fund will  generally  write call options on a covered  basis.  A call option written  by the Fund is  "covered"  if the Fund  owns  the  underlying  security covered by the call or has an  absolute  and  immediate  right to  acquire  that
security  without   additional  cash   consideration  (or  for  additional  cash
consideration  held  in a  segregated  account  by the  Fund's  custodian)  upon conversion  or exchange of other  securities  held by the Fund. A call option is also deemed to be covered if the Fund holds a call on the same  security  and in the same principal amount as the call written and the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii)
is greater than the  exercise  price of the call  written if the  difference  is maintained  by the Fund in  Segregated  Assets in a segregated  account with its custodian.

From time to time,  the Fund will  write a call  option  that is not  covered as indicated  above but where the Fund will  maintain,  with its  custodian for the term of the option,  Segregated  Assets in a segregated  account  having a value equal to the fluctuating market value of the optioned  securities or currencies.
While such an option would be "covered"  with  sufficient  collateral to satisfy
SEC  prohibitions  on issuing  senior  securities,  this type of strategy  would expose  the  funds to the  risks of  writing  uncovered  options.  When  writing uncovered  call  options,  the Fund is subject to the risk of having to purchase the  security  or  currency  subject  to the option at a price  higher  than the exercise  price of the  option.  As the price of a security  or  currency  could appreciate substantially, the Fund's loss could be significant.

                                       19

Purchasing  Put  Options--The  Fund  may  purchase  put  options.  A put  option purchased  by the Fund gives it the right to sell one of its  securities  for an agreed price up to an agreed  date.  The Fund intends to purchase put options in order to  protect  against  a  decline  in the  market  value of the  underlying security  below  the  exercise  price  less  the  premium  paid  for the  option
("protective  puts"). The ability to purchase put options will allow the Fund to protect  unrealized  gains in an appreciated  security in its portfolio  without actually selling the security.  If the security does not drop in value, the Fund will lose the value of the premium paid. The Fund may sell a put option which it has previously  purchased  prior to the sale of the securities  underlying  such option.  Such sale will  result in a net gain or loss  depending  on whether the amount  received  on the  sale is  more  or less  than  the  premium  and  other transaction costs paid on the put option which is sold.

The Fund may sell a put option  purchased on  individual  portfolio  securities.
Additionally,  the Fund may enter into closing sale transactions. A closing sale transaction  is one in which the Fund,  when it is the holder of an  outstanding option,  liquidates  its position by selling an option of the same series as the option previously purchased.

Writing  Put  Options--The  Fund may also write put  options on a secured  basis which  means  that the Fund  will  maintain  in a  segregated  account  with its custodian Segregated Assets in an amount not less than the exercise price of the option at all times during the option  period.  The amount of Segregated  Assets held in the  segregated  account  will be  adjusted  on a daily basis to reflect changes in the market value of the securities  covered by the put option written by the Fund.  Secured put options  will  generally  be written in  circumstances where the Advisor  wishes to purchase  the  underlying  security  for the Fund's portfolio  at a price lower than the current  market price of the  security.  In such  event,  the Fund would  write a secured  put option at an  exercise  price which,  reduced by the premium received on the option,  reflects the lower price it is willing to pay.

Following  the  writing  of a put  option,  the Fund may wish to  terminate  the obligation  to buy the  security  underlying  the option by  effecting a closing purchase  transaction.  This is  accomplished  by  buying  an option of the same series as the option previously written. The Fund may not, however,  effect such a closing transaction after it has been notified of the exercise of the option.

INDEX OPTIONS.  The Fund may purchase  exchange-listed call options on stock and fixed  income  indices and sell such options in closing  sale  transactions  for hedging  purposes.  The Fund also may purchase call options on indices primarily as a substitute for taking positions in certain  securities or particular market segment.  The Fund may also purchase call options on an index to protect against increases in the price of securities underlying that index that the Fund intends to purchase pending its ability to invest in such securities.

In addition, the Fund may purchase put options on stock and fixed income indices and sell such  options in closing sale  transactions.  The Fund may purchase put options on broad market indices in order to protect its fully invested portfolio from a general market  decline.  Put options on market segments may be bought to protect the Fund from a decline in value of heavily  weighted  industries in the
Fund's portfolio. Put options on stock and fixed income indices may also be used to protect the Fund's investments in the case of a major redemption.

The Fund may also write  (sell) put and call  options on stock and fixed  income indices.  While the option is open, the Fund will maintain a segregated  account with its custodian in an amount equal to the market value of the option.

Options on indices  are similar to regular  options  except that an option on an index gives the holder the right, upon exercise, to receive an amount of cash if the  closing  level of the index upon which the option is based is greater  than
(in the case of a call) or lesser than (in the case of a put) the exercise price of the  option.  This  amount  of cash is equal to the  difference  between  the closing  price of the index and the  exercise  price of the option  expressed in dollars  times a specified  multiple  (the  "multiplier").  The indices on which options are traded include both US and non-US markets.

SPECIAL RISKS OF OPTIONS ON INDICES.  The Fund's purchases of options on indices will subject them to the risks described below.

Because the value of an index option  depends upon movements in the level of the index  rather  than the price of a  particular  security,  whether the Fund will realize gain or loss on the purchase of an option on an

                                       20

index depends upon  movements in the level of prices in the market  generally or in an  industry  or  market  segment  rather  than  movements  in the price of a particular  security.  Accordingly,  successful  use by the Fund of  options  on indices is subject to the Advisor's  ability to predict  correctly the direction of movements in the market generally or in a particular industry.  This requires different  skills  and  techniques  than  predicting  changes  in the  prices of individual securities.

Index prices may be distorted if trading of a  substantial  number of securities included  in the index is  interrupted  causing  the  trading of options on that index to be halted.  If a trading halt  occurred,  the Fund would not be able to close out options  which it had  purchased  and the Fund may incur losses if the underlying  index moved  adversely  before  trading  resumed.  If a trading halt occurred  and  restrictions  prohibiting  the  exercise of options  were imposed through  the close of trading on the last day before  expiration,  exercises  on that day would be  settled  on the basis of a closing  index  value that may not reflect  current price  information  for  securities  representing a substantial portion of the value of the index.

If the Fund holds an index option and exercises it before final determination of the  closing  index  value for that day,  it runs the risk that the level of the underlying  index  may  change  before  closing.  If such a  change  causes  the exercised  option to fall  "out-of-the-money,"  the Fund will be required to pay the  difference  between the closing  index value and the exercise  price of the option (times the applicable  multiplier) to the assigned  writer.  Although the
Fund may be able to  minimize  this risk by  withholding  exercise  instructions until just before the daily cutoff time or by selling rather than exercising the option  when the  index  level is close  to the  exercise  price,  it may not be possible to  eliminate  this risk  entirely  because the cutoff  times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.

FORWARD  FOREIGN  CURRENCY  CONTRACTS.  The Fund may purchase or sell currencies and/or  engage in forward  foreign  currency  transactions  in order to expedite settlement of portfolio transactions and to manage currency risk.

Forward foreign currency contracts are traded in the inter-bank market conducted directly between  currency  traders  (usually large commercial  banks) and their customers.  A forward  contract  generally  has no  deposit  requirement  and no commissions  are  charged at any stage for  trades.  The Fund will  account  for forward  contracts by  marking-to-market  each day at current  forward  contract values.

The Fund will only enter into forward  contracts to sell,  for a fixed amount of
US dollars or other appropriate  currency, an amount of foreign currency, to the extent that the value of the short forward contract is covered by the underlying value of securities denominated in the currency being sold. Alternatively,  when the Fund enters into a forward  contract to sell an amount of foreign  currency, the  Fund's  custodian  or  sub-custodian  will  place  Segregated  Assets  in a segregated  account  of the Fund in an  amount  not less  than the  value of the
Fund's total assets committed to the consummation of such forward contracts.  If the  additional  Segregated  Assets placed in the  segregated  account  decline, additional  cash or securities will be placed in the account on a daily basis so that the value of the  account  will equal the amount of the Fund's  commitments with respect to such contracts.

NON-DELIVERABLE   FORWARDS.   The  Fund  may,  from  time  to  time,  engage  in
non-deliverable forward transactions to manage currency risk or to gain exposure to a currency  without  purchasing  securities  denominated in that currency.  A non-deliverable  forward is a transaction  that represents an agreement  between the  Fund  and a  counterparty  (usually  a  commercial  bank)  to buy or sell a specified  (notional) amount of a particular  currency at an agreed upon foreign exchange rate on an agreed upon future date. Unlike other currency transactions, there  is  no  physical  delivery  of  the  currency  on  the  settlement  of  a non-deliverable forward transaction. Rather, the Fund and the counterparty agree to net the  settlement  by making a  payment  in US  dollars  or  another  fully convertible  currency  that  represents  any  differential  between  the foreign exchange  rate  agreed  upon at the  inception  of the  non-deliverable  forward agreement and the actual exchange rate on the agreed upon future date. Thus, the actual gain or loss of a given non-deliverable forward transaction is calculated by multiplying the transaction's  notional amount by the difference  between the agreed  upon  forward  exchange  rate  and the  actual  exchange  rate  when the transaction is completed.

When the Fund  enters into a  non-deliverable  forward  transaction,  the Fund's custodian will place Segregated Assets in a segregated account of the Fund in an amount not less than the value of the Fund's total assets

                                       21

committed to the consummation of such non-deliverable  forward  transaction.  If the additional  Segregated  Assets placed in the segregated  account  decline in value or the amount of the  Fund's  commitment  increases  because of changes in currency rates, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund's commitments under the non-deliverable forward agreement.

Since the Fund generally may only close out a  non-deliverable  forward with the particular  counterparty,  there is a risk that the counterparty will default on its obligation under the agreement.  If the counterparty defaults, the Fund will have contractual  remedies pursuant to the agreement related to the transaction, but there is no  assurance  that  contract  counterparties  will be able to meet their  obligations  pursuant  to such  agreements  or  that,  in the  event of a default, the Fund will succeed in pursuing contractual  remedies.  The Fund thus assumes the risk that it may be delayed or  prevented  from  obtaining  payments owed to it pursuant to non-deliverable forward transactions.

In addition,  where the currency  exchange rates that are the subject of a given non-deliverable  forward  transaction  do not  move in the  direction  or to the extent anticipated, the Fund could sustain losses on the non-deliverable forward transaction.  The Fund's  investment  in a  particular  non-deliverable  forward transaction will be affected favorably or unfavorably by factors that affect the subject currencies,  including  economic,  political and legal developments that impact the applicable countries,  as well as exchange control regulations of the applicable countries.  These risks are heightened when a non-deliverable forward transaction  involves  currencies  of emerging  market  countries  because  such currencies can be volatile and there is a greater risk that such currencies will be devalued against the US dollar or other currencies.

OPTIONS ON FOREIGN CURRENCIES. The Fund also may purchase and write put and call
options  on  foreign   currencies   (traded  on  US  and  foreign  exchanges  or
over-the-counter  markets) to manage the Fund's  exposure to changes in currency exchange  rates.  The Fund may purchase and write options on foreign  currencies for hedging  purposes in a manner similar to that in which futures  contracts on foreign  currencies,  or forward  contracts,  will be utilized.  For example,  a decline in the dollar value of a foreign currency in which portfolio  securities are denominated will reduce the dollar value of such  securities,  even if their value in the foreign currency remains constant. In order to protect against such diminutions  in the value of  portfolio  securities,  the Fund may  purchase put options on the  foreign  currency.  If the  dollar  price of the  currency  does decline,  the Fund will have the right to sell such  currency for a fixed amount in dollars and will thereby  offset,  in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

Conversely,  where a rise in the dollar value of a currency in which  securities to be acquired are denominated is projected, thereby increasing the dollar price of such securities, the Fund may purchase call options on such currency.

The purchase of such options could offset,  at least  partially,  the effects of the  adverse  movement  in  exchange  rates.  As in the case of  other  types of options,  however,  the  benefit to the Fund to be  derived  from  purchases  of foreign  currency  options  will be  reduced by the  amount of the  premium  and related  transaction  costs. In addition,  where currency  exchange rates do not move in the  direction  or to the extent  anticipated,  the Fund  could  sustain losses on  transactions  in foreign  currency  options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

The Fund may write options on foreign  currencies  for the same types of hedging purposes.  For example, where the Fund anticipates a decline in the dollar value of  foreign  currency  denominated  securities  due to adverse  fluctuations  in exchange  rates,  it could,  instead of  purchasing  a put option,  write a call option on the relevant currency. If the expected decline occurs, the option will most  likely not be  exercised,  and the  diminution  in the value of  portfolio securities will be offset by the amount of the premium received.

Similarly,  instead of purchasing a call option to hedge against an  anticipated increase in the dollar cost of securities to be acquired, the Fund could write a put  option  on the  relevant  currency  which,  if  rates  move  in the  manner projected,  will expire  unexercised  and allow the Fund to hedge such increased cost up to the amount of the premium.  As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the  premium,  and only if rates move in the  expected direction.  If this does not occur,  the option  may be  exercised  and the Fund would be required to  purchase or sell the  underlying  currency at a loss which may not be offset by the amount of the  premium.  Through the writing of options on foreign currencies, the Fund also may be required to

                                       22

forego all or a portion of the benefit which might  otherwise have been obtained from favorable movements in exchange rates.

The Fund may also engage in options transactions for non-hedging  purposes.  The
Fund may use  options  transactions  to gain  exposure  to a  currency  when the
Advisor  believes  that  exposure to the currency is  beneficial to the Fund but believes that the securities denominated in that currency are unattractive.

The Fund may write  covered  call options on foreign  currencies.  A call option written  on a foreign  currency  by the Fund is  "covered"  if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash  consideration held in a segregated account by the custodian bank)  upon  conversion  or  exchange  of  other  foreign  currency  held in its portfolio.  A call  option  is also  covered  if the Fund has a call on the same foreign  currency and in the same principal amount as the call written where the exercise  price of the call held (a) is equal to or less than the exercise price of the call  written,  or (b) is  greater  than the  exercise  price of the call written if the  difference is  maintained by the Fund in Segregated  Assets in a segregated account with its custodian bank.

With  respect to writing put options,  at the time the put is written,  the Fund will  establish a  segregated  account with its  custodian  bank  consisting  of
Segregated  Assets in an amount  equal in value to the  amount  the Fund will be required to pay upon exercise of the put. The account will be  maintained  until the put is  exercised,  has expired,  or the Fund has purchased a closing put of the same series as the one previously written.

INVESTMENT LIMITATIONS OF THE FUND

FUNDAMENTAL  LIMITATIONS.   The  investment  limitations  set  forth  below  are
fundamental  policies and may not be changed by the Fund without the approval of a majority of the outstanding  voting securities (as defined in the 1940 Act) of the Fund. Unless otherwise  indicated,  all percentage  limitations listed below apply  to the  Fund  only at the  time  of the  transaction.  Accordingly,  if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage  that results from a relative  change in values or from a change in the Fund's total assets will not be considered a violation. The
Fund may not:

     (1)  Purchase or sell real  estate,  except  that the Fund may  purchase or sell securities of real estate investment trusts;

     (2)  Purchase or sell  commodities,  except  that the Fund may  purchase or sell  currencies,  may enter into  futures  contracts  on  securities, currencies and other indices or any other financial  instruments,  and may purchase and sell options on such futures contracts;

     (3)  Issue securities  senior to the Fund's presently  authorized shares of beneficial interest,  except that this restriction shall not be deemed to prohibit the Fund from: (a) making any permitted borrowings,  loans or pledges;  (b) entering into  options,  futures  contracts,  forward
          contracts,    repurchase    transactions,    or   reverse   repurchase
          transactions;  or (c) making short sales of  securities  to the extent permitted  by the 1940 Act and any  rule or order  thereunder,  or SEC staff interpretations thereof;

     (4)  Make loans to other  persons,  except:  (a) through the lending of its portfolio  securities;  (b) through the  purchase of debt  securities, loan  participations  and/or  engaging in direct  corporate  loans for investment  purposes in accordance with its investment  objectives and policies;  and (c) to the extent the entry into a repurchase agreement is deemed to be a loan;

     (5)  Borrow  money in excess of 33 1/3% of the value of its assets,  except as a temporary  measure for  extraordinary  or  emergency  purposes to facilitate redemptions. All borrowings will be done from a bank and to the extent that such  borrowing  exceeds 5% of the value of the Fund's assets, asset coverage of at least 300% is required; and

     (6)  Concentrate  (invest more than 25% of its net assets) in securities of issuers in a  particular  industry  (other than  securities  issued or guaranteed by the US government or any of its agencies); and

     (7)  Act as an underwriter,  except to the extent the Fund may be deemed to be an underwriter when selling its own shares.

The  Underlying  Funds  may  have  different   fundamental  and  non-fundamental
limitations from those of the Fund.

                                       23

ORGANIZATION  OF  THE  TRUST;  TRUSTEES  AND  OFFICERS;  PRINCIPAL  HOLDERS  AND
MANAGEMENT OWNERSHIP OF SECURITIES

The Trust is a Delaware  statutory  trust.  Under  Delaware  law,  the Board has overall  responsibility  for  managing  the  business  and affairs of the Trust, including  general  supervision  and review of its  investment  activities.  The
Trustees elect the officers of the Trust, who are responsible for  administering the day-to-day operations of the Trust and the Fund.

The Trustees and  executive  officers of the Trust,  along with their  principal occupations  over the past five years and their  affiliations,  if any, with UBS
Global AM are listed below.  None of the Trustees is an "interested  person" (as defined in the 1940 Act) of the Trust. The Trustees may be referred to herein as
"Independent Trustees."

INDEPENDENT TRUSTEES
                                       Term of
                      Position(s)   office(1) and       Principal         Number of portfolios in
                      held with       length of       occupation(s)      Fund complex overseen by     Other directorships held by
Name, address and age  the Trust     time served    during past 5 years            Trustee                       Trustee

Walter E. Auch(2)      Trustee        Since 1994     Mr. Auch is retired   Mr. Auch is a trustee of   Mr. Auch is a Trustee/Director
6001 N. 62nd Place                                   (since 1986).         three investment           of Advisors Series Trust (22
Paradise Valley, AZ                                                        companies (consisting of   portfolios); Legg Mason
85253                                                                      55 portfolios) for which   Partners Fund Complex (23
Age: 86                                                                    UBS Global AM (Americas)   portfolios); Nicholas Applegate
                                                                           or one of its affiliates   Institutional Funds (14
                                                                           serves as investment       portfolios); and Chairman of
                                                                           advisor, sub-advisor or    the Board of Sound Surgical
                                                                           manager.                   Technologies.

Frank K. Reilly(2)     Chairman and   Since 1994     Mr. Reilly is a       Mr. Reilly is a director   Mr. Reilly is a Director of
Mendoza College of     Trustee                       Professor at the      or trustee of four         Discover Bank, Morgan Stanley
Business                                             University of Notre   investment companies       Trust FSB and Morgan Stanley
University of Notre                                  Dame since 1982.      (consisting of 56          National Trust.
Dame
Notre Dame, IN                                                             portfolios) for which UBS
46556-5649                                                                 Global AM (Americas) or
Age: 71                                                                    one of its affiliates
                                                                           serves as investment
                                                                           advisor, sub-advisor or
                                                                           manager.

Edward M. Roob(2)      Trustee        Since 1994     Mr. Roob is retired   Mr. Roob is a director or  None.
841 Woodbine Lane                                    (since 1993).         trustee of four
Northbrook, IL 60002                                                       investment companies
Age: 72                                                                    (consisting of 56
                                                                           portfolios) for which UBS
                                                                           Global AM (Americas) or
                                                                           one of its affiliates
                                                                           serves as investment
                                                                           advisor, sub-advisor or
                                                                           manager.

                                       24

Adela Cepeda(2)        Trustee        Since 2004     Ms. Cepeda is         Ms. Cepeda is a director   Ms. Cepeda is a director of
A.C. Advisory, Inc.                                  founder and           or trustee of four         MGI Funds (8 portfolios)
161 No. Clark Street                                 president of A.C.     investment companies       (since 2005).
Suite 4975                                           Advisory, Inc.        (consisting of 56
Chicago, IL 60601                                    (since 1995).         portfolios) for which UBS
Age: 49                                                                    Global AM (Americas) or
                                                                           one of its affiliates
                                                                           serves as investment
                                                                           advisor, sub-advisor or
                                                                           manager.

J. Mikesell Thomas(2)  Trustee        Since 2004     Mr. Thomas is         Mr. Thomas is a director   Mr. Thomas is a director and
Federal Home Loan Bank                               President and CEO     or trustee of four         chairman of the Audit
of Chicago                                           of Federal Home       investment companies       Committee for Evanston
111 East Wacker Drive                                Loan Bank of          (consisting of 56          Northwestern Healthcare.
Chicago, IL 60601                                    Chicago (since        portfolios) for which UBS
Age: 56                                              2004).  Mr. Thomas    Global AM (Americas) or
                                                     was an independent    one of its affiliates
                                                     financial advisor     serves as investment
                                                     (2001 to 2004).  He   advisor, sub-advisor or
                                                     was managing          manager.
                                                     director of Lazard
                                                     Freres & Co. (1995
                                                     to 2001).

(1)  Each Trustee holds office for an indefinite term.

(2)  Messrs.  Auch,  Reilly  and  Roob  are  also  Independent  Trustees  of UBS
     Supplementary  Trust  and UBS  Private  Portfolios  Trust,  which  are both investment  vehicles  advised by UBS Global AM (Americas)  and are excluded from  registration  under the  Investment  Company  Act in  reliance on the exemptions  afforded by Section 3(c)(7) of the Investment  Company Act. Ms.
     Cepeda  and  Mr.  Thomas  are  also  Independent  Trustees  of UBS  Private
     Portfolios Trust.

Officers

                                           Term of
                    Position(s) held     office+ and
  Name, address         with the        length of time
     and age              Trust             served                Principal occupation(s) during past 5 years

Joseph J. Allessie*   Vice President     Since 2005       Mr. Allessie is an executive director (since 2007) and deputy general
Age: 41               and Assistant                       counsel (since 2005) at UBS Global Asset Management (US) Inc. ("UBS
                      Secretary                           Global AM (US)") and UBS Global AM (Americas) (collectively, "UBS
                                                          Global AM Americas region").  Prior to joining UBS Global AM Americas region, he was senior vice president and general counsel of Kenmar
                                                          Advisory Corp. (from 2004 to 2005).  Prior to that Mr. Allessie was general counsel and secretary of GAM USA Inc., GAM Investments, GAM
                                                          Services, GAM Funds, Inc. and the GAM Avalon Funds (from 1999 to
                                                          2004).  Mr. Allessie is a vice president and assistant secretary of 20 investment companies (consisting of 93 portfolios) for which UBS Global
                                                          AM Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Rose Ann Bubloski*    Vice President     Since 2004       Ms. Bubloski is an associate director (since 2003) and a senior manager
Age: 39               and Assistant                       (since 2004) of the US Mutual Fund Treasury Administration department
                      Treasurer                           of UBS Global AM-Americas region.  Ms. Bubloski is vice president and assistant treasurer of 20 investment companies (consisting of 93 portfolios) for which UBS Global AM Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Thomas Disbrow*       Vice President,    Since 2000       Mr. Disbrow is an executive director (since 2007) and head of the US
Age: 41               Treasurer and      (Vice            Mutual Fund Treasury Administration department (since 2006) of UBS
                      Principal          President) and   Global AM Americas region.  Mr.Disbrow is vice president, treasurer
                      Accounting         2006             and principal accounting officer of 20 investment companies (consisting
                      Officer            (Treasurer and   of 93 portfolios) for which UBS Global AM Americas region or one of its
                                         Principal        affiliates serves as investment advisor, sub-advisor or manager.
                                         Accounting
                                         Officer)

                                       25

Michael J. Flook*     Vice President     Since 2006       Mr. Flook is an associate director and a senior manager of the US
Age: 42               and Assistant                       Mutual Fund Treasury Administration department of UBS Global
                      Treasurer                           AM-Americas region (since 2006).  Prior to joining UBS Global
                                                          AM-Americas region, he was a senior manager with The Reserve (asset management firm) from May 2005 to May 2006.  Prior to that he was a senior manager with PFPC Worldwide since October 2000.  Mr. Flook is a vice president and assistant treasurer of 20 investment companies
                                                          (consisting of 93 portfolios) for which UBS Global AM Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Mark F. Kemper**      Vice President     Since 1999 and   Mr. Kemper is general counsel of UBS Global AM Americas region (since
Age: 49               and Secretary      2004,            2004).  Mr. Kemper is also a managing director of UBS Global
                                         respectively     AM-Americas region (since 2006).  He was deputy general counsel of UBS
                                                          Global AM (Americas) from July 2001 to July 2004.  He has been secretary of UBS Global AM Americas region since 1999 and assistant secretary of UBS Global Asset Management Trust Company since 1993.  Mr.
                                                          Kemper is secretary of UBS Global AM Americas region (since 2004).  Mr.
                                                          Kemper is vice president and secretary of 20 investment companies
                                                          (consisting of 93 portfolios) for which UBS Global AM Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Joanne M. Kilkeary*   Vice President     Since 2006       Ms. Kilkeary is an associate director (since 2000) and a senior manager
Age: 39               and Assistant                       (since 2004) of the US Mutual Fund Treasury Administration department
                      Treasurer                           of UBS Global AM-Americas region.  Ms. Kilkeary is a vice president and assistant treasurer of 20 investment companies (consisting of 93 portfolios) for which UBS Global AM Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Tammie Lee*           Vice President     Since 2005       Ms. Lee is a director and associate general counsel of UBS Global
Age: 36               and Assistant                       AM-Americas region (since 2005). Prior to joining UBS Global
                      Secretary                           AM-Americas region, she was vice president and counsel at Deutsche
                                                          Asset Management/Scudder Investments from 2003 to 2005. Prior to that she was assistant vice president and counsel at Deutsche Asset
                                                          Management/Scudder Investments from 2000 to 2003.   Ms. Lee is a vice
                                                          president and assistant secretary of 20 investment companies
                                                          (consisting of 93 portfolios) for which UBS Global AM Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Joseph McGill*        Vice President     Since 2004       Mr. McGill is managing director (since 2006) and chief compliance
Age: 44               and Chief                           officer (since 2003) at UBS Global AM-Americas region.  Prior to
                      Compliance                          joining UBS Global AM-Americas region, he was assistant general counsel
                      Officer                             at J.P. Morgan Investment Management (from 1999 to 2003).  Mr. McGill is a vice president and chief compliance officer of 20 investment companies (consisting of 93 portfolios) for which UBS Global
                                                          AM-Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

                                       26

Nancy D. Osborn*      Vice President     Since 2007       Mrs. Osborn is an associate director and senior manager of the US
Age: 41               and Assistant                       Mutual Fund Treasury Administration department of UBS Global
                      Treasurer                           AM-Americas region (since 2007).  Prior to joining UBS Global
                                                          AM-Americas region, she was an Assistant Vice President with Brown
                                                          Brothers Harriman since April 1996.  Mrs. Osborn is a vice president and assistant treasurer of 20 investment companies (consisting of 93 portfolios) for which UBS Global AM Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Eric Sanders*         Vice President     Since 2005       Mr. Sanders is a director and associate general counsel of UBS Global
Age: 41               and Assistant                       AM-Americas Region (since 2005).  From 1996 until June 2005, he held
                      Secretary                           various positions at Fred Alger & Company, Incorporated, the most recent being assistant vice president and associate general counsel.
                                                          Mr. Sanders is a vice president and assistant secretary of 20 investment companies (consisting of 93 portfolios) for which UBS Global
                                                          AM-Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Andrew Shoup*         Vice President     Since 2006       Mr. Shoup is a managing director and senior member of the Global
Age: 50               and Chief                           Treasury Administration Department of UBS Global AM-Americas region
                      Operating Officer                   (since July 2006).  Prior to joining UBS Global AM-Americas region, he was Chief Administration Officer for the Legg Mason Partner Funds
                                                          (formerly Smith Barney, Salomon Brothers and CitiFunds mutual funds)
                                                          from November 2003 to July 2006.  Prior to that, he held various positions with Citigroup Asset Management and related companies with their domestic and offshore mutual funds since 1993.  Additionally, he has worked for another mutual fund complex as well as spending eleven years in public accounting.  Mr. Shoup is a vice president and chief operating officer of 20 investment companies (consisting of 93 portfolios) for which UBS Global AM Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Kai R. Sotorp**       President          Since 2006       Mr. Sotorp is the Head of the Americas for UBS Global Asset Management
Age: 47                                                   (since 2004); a member of the UBS Group Managing Board (since 2003) and a member of UBS Global Asset Management Executive Committee (since
                                                          2001).  Prior to his current role, Mr. Sotorp was Head of UBS Global
                                                          Asset Management-Asia Pacific (2002-2004), covering Australia, Japan,
                                                          Hong Kong, Singapore and Taiwan; Head of UBS Global Asset Management
                                                          (Japan) Ltd. (2001 to 2004); Representative Director and President of
                                                          UBS Global Asset Management (Japan) Ltd. (2000 to 2004); and member of the board of Mitsubishi Corp.-UBS Realty Inc. (2000 to 2004).  Mr.
                                                          Sotorp is president of 20 investment companies (consisting of 93 portfolios) for which UBS Global AM Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Keith A. Weller*      Vice President     Since 2004       Mr. Weller is an executive director and senior associate general
Age: 45               and Assistant                       counsel of UBS Global AM-Americas region (since 2005) and has been an
                      Secretary                           attorney with affiliated entities since 1995.  Mr. Weller is a vice president and assistant secretary of 20 investment companies
                                                          (consisting of 93 portfolios) for which UBS Global AM Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

+    Officers  of the  Trust  are  appointed  by the  Trustees  and serve at the pleasure of the Board.

*    This  person's  business  address  is 51 West 52nd  Street,  New  York,  NY
     10019-6114.

**   This  person's  business  address is One North Wacker  Drive,  Chicago,  IL
     60606.

                                       27

                                                  AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN
                                                    ALL REGISTERED INVESTMENT COMPANIES OVERSEEN
                                                        BY TRUSTEE FOR WHICH UBS GLOBAL AM OR
INDEPENDENT            DOLLAR RANGE OF EQUITY       AN AFFILIATE SERVES AS INVESTMENT ADVISOR,
TRUSTEE                SECURITIES IN TRUST (+)               SUB-ADVISOR OR MANAGER (+)
----------------       ----------------------     -----------------------------------------------

Walter E. Auch                 None                           $50,001 - $100,000

Adela Cepeda                   None                            $10,001 - $50,000

Frank K. Reilly                None                              over $100,000

Edward M. Roob                 None                              over $100,000

J. Mikesell Thomas             None                                   None

(+) Information regarding ownership is as of December 31, 2006.

Note  regarding  ranges:  In  disclosing  the dollar range of equity  securities beneficially  owned by a Trustee in these columns,  the following ranges will be used: (i) none; (ii) $1-10,000; (iii) $10,001-$50,000; (iv) $50,001-$100,000; or
(v) over $100,000.

INFORMATION  ABOUT  INDEPENDENT  TRUSTEE  OWNERSHIP OF SECURITIES  ISSUED BY UBS
GLOBAL AM OR UBS GLOBAL AM (US) OR ANY  COMPANY  CONTROLLING,  CONTROLLED  BY OR
UNDER COMMON CONTROL WITH UBS GLOBAL AM OR UBS GLOBAL AM (US)

As of December 31, 2006,  the  Independent  Trustees did not own any  securities issued by UBS Global AM (US) or any company controlling,  controlled by or under common control with UBS Global AM (US).

                                       28

COMPENSATION TABLE

                             ANNUAL
                            AGGREGATE          PENSION OR            TOTAL
                           COMPENSATION        RETIREMENT        COMPENSATION
                         FROM UBS GLOBAL    BENEFITS ACCRUED     FOR THE TRUST
                          AM ON BEHALF OF      AS PART OF      FUND COMPLEX PAID
NAME AND POSITION HELD     THE TRUST(1)       FUND EXPENSES      TO TRUSTEES(2)
----------------------   ---------------     ---------------   -----------------
Walter E. Auch, Trustee      $11,477              N/A              $110,076
Adela Cepeda, Trustee        $11,028              N/A              $117,300
Frank K. Reilly, Trustee     $10,923              N/A              $118,724
Edward M. Roob, Trustee      $9,730               N/A              $110,202
J. Mikesell Thomas, Trustee  $11,211              N/A              $118,550

(1)  Represents aggregate annual compensation paid by UBS Global AM on behalf of the Trust to each Trustee  indicated for the fiscal year ended December 31,
     2006.

(2)  This amount  represents the aggregate  amount of  compensation  paid to the
     Trustees for service on the Board of  Directors/Trustees of four registered investment companies (three registered  investment companies with regard to
     Mr.  Auch)  managed by UBS Global AM or an  affiliate  for the fiscal  year ending December 31, 2006.

                                       29

No officer or  Trustee  of the Trust who is also an officer or  employee  of the
Advisor receives any compensation from the Trust for services to the Trust.

Each  Independent  Trustee  receives,  in the  aggregate  from the UBS Global AM family of funds for his or her service to four registered  investment  companies
(three with respect to Mr. Auch) and one unregistered  investment  company (with respect  to Mr.  Auch,  Mr.  Reilly and Mr.  Roob)  managed by UBS Global AM, an annual retainer of $40,000 for serving as a Board member,  a $5,000 retainer for serving as an Audit  Committee  member,  and a $5,000  retainer for serving as a
Nominating,  Compensation  and Governance  Committee  member.  In addition,  the chairman of the Board, for serving as chairman of the Board, and the chairman of the Audit Committee, for serving as chairman of the Audit Committee, receive, in the  aggregate  from the UBS Global AM family of funds for his or her service to four registered  investment  companies and one unregistered  investment  company
(with respect to Mr.  Reilly only) managed by UBS Global AM, an annual  retainer of $10,000 and $5,000, respectively.  The foregoing fees will be allocated among all such funds as follows:  (i) one-half of the expense  will be  allocated  pro rata based on the funds' relative net assets at the end of the calendar  quarter preceding  the  date of  payment;  and  (ii)  one-half  of the  expense  will be allocated equally according to the number of such funds (i.e.,  expenses divided by number of funds).  Each  Independent  Trustee  will receive $300 per Fund for each  regular  Board  meeting  (and each  in-person  special  meeting)  actually attended from the Trust. In addition, each Independent Trustee will receive $200 and $100 per Fund, respectively, for each Audit Committee meeting and Nominating
Committee  meeting  actually  attended from the Trust. The Trust reimburses each
Trustee and officer for  out-of-pocket  expenses in  connection  with travel and attendance  at  Board  meetings.  UBS  Global  AM  pays  all  fees  owed  to the
Independent Trustees on behalf of the Trust.

Each Trustee sits on the Trust's Audit Committee,  which has the responsibility, among other  things,  to: (i) select,  oversee and set the  compensation  of the
Trust's independent  registered public accounting firm; (ii) oversee the Trust's accounting and financial reporting policies and practices, its internal controls and, as appropriate,  the internal controls of certain service providers;  (iii)
oversee the quality and objectivity of the Fund's  financial  statements and the independent  audit(s)  thereof;  and (iv) act as a liaison  between  the Trust's independent  registered  public  accounting  firm and the full Board.  The Audit
Committee met four times during the fiscal year ended December 31, 2006.

Each  Trustee  sits  on the  Trust's  Nominating,  Compensation  and  Governance
Committee (the  "Nominating  Committee"),  which has the  responsibility,  among
other  things,  to:  (i)  make   recommendations  and  to  consider  shareholder
recommendations for nominations for Board members;  (ii) review Board governance procedures  and  recommend  any  appropriate  changes to the full  Board;  (iii)
periodically review Independent  Trustee  compensation and recommend any changes to the Independent  Trustees as a group;  and (iv) make  recommendations  to the full  Board  for  nominations  for  membership  on all  committees,  review  all committee  assignments annually and periodically review the responsibilities and need for all committees of the Board.

The Nominating  Committee will consider nominees  recommended by Qualifying Fund
Shareholders if an Independent Trustee vacancy on the Board occurs. A Qualifying
Fund  Shareholder  is a shareholder  that: (i) owns of record,  or  beneficially through a financial  intermediary,  1/2 of 1% or more of the Trust's outstanding shares  and (ii) has been a  shareholder  of at least  1/2 of 1% of the  Trust's total  outstanding  shares  for 12  months  or  more  prior  to  submitting  the recommendation to the Nominating  Committee.  In order to recommend a nominee, a
Qualifying  Fund  Shareholder  should  send a letter to the  chairperson  of the
Nominating Committee, Mr. Walter Auch, care of the Secretary of the Trust at UBS
Global Asset  Management,  One North Wacker Drive,  Chicago,  Illinois 60606 and
indicate  on  the  envelope   "Nominating   Committee."   The  Qualifying   Fund
Shareholder's  letter should include: (i) the name and address of the Qualifying
Fund Shareholder  making the  recommendation;  (ii) the number of shares of each class  and  series  of  shares  of the  Trust  which  are  owned of  record  and beneficially  by such  Qualifying  Fund  Shareholder and the length of time that such  shares  have been so owned by the  Qualifying  Fund  Shareholder;  (iii) a description of all arrangements and understandings  between such Qualifying Fund
Shareholder  and any other  person or persons  (naming  such  person or persons)
pursuant to which the recommendation is being made; (iv) the name and address of the nominee;  and (v) the nominee's  resume or curriculum  vitae. The Qualifying
Fund  Shareholder's  letter  must be  accompanied  by a written  consent  of the individual  to stand for  election  if  nominated  for the Board and to serve if elected by shareholders.

The  Nominating  Committee  met twice during the fiscal year ended  December 31,
2006.

                                       30

There is not a separate Investment Committee.  Items pertaining to these matters are submitted to the full Board.

PRINCIPAL HOLDERS AND MANAGEMENT OWNERSHIP OF SECURITIES

As of the date of this SAI,  shares of the Fund  have not been  sold.  As of the same date, none of the Trustees or officers of the Fund  beneficially  owned any of the outstanding shares of the Fund.

Any  person  who owns  beneficially,  either  directly  or  through  one or more controlled  companies,  more than 25% of the  voting  securities  of the Fund is presumed  to  control  the Fund  under the  provisions  of the Act.  Note that a controlling  person  possesses  the  ability to control  the  outcome of matters submitted for shareholder vote of the Fund.

INVESTMENT ADVISORY,  ADMINISTRATION,  PRINCIPAL  UNDERWRITING AND OTHER SERVICE
ARRANGEMENTS

ADVISOR

UBS Global Asset Management  (Americas) Inc. ("UBS Global AM" or the "Advisor"),
with its principal office located at One North Wacker Drive,  Chicago,  Illinois
60606,  manages  the  assets of the Fund  pursuant  to its  investment  advisory agreement with the Trust on behalf of the Fund (the "Agreement").  UBS Global AM is  the  Fund's  investment  advisor  and  administrator.  UBS  Global  AM is an investment management firm managing approximately $150.4 billion, as of December
31, 2006,  primarily for  institutional  pension and profit sharing  funds.  UBS
Global AM is an indirect,  wholly owned subsidiary of UBS AG and a member of the
UBS Global Asset Management Division,  which had approximately $709.9 billion in assets under management as of December 31, 2006.

The Advisor also serves as the  investment  advisor or sub-advisor to twenty-two other investment  companies:  The Park Avenue Portfolio - The Guardian UBS Large
Cap Value Fund,  The Park Avenue  Portfolio - The  Guardian  UBS Small Cap Value
Fund, The Guardian Variable Contracts Fund, Inc. - The Guardian UBS VC Large Cap
Value Fund, The Guardian  Variable  Contracts  Fund,  Inc. - The Guardian UBS VC
Small Cap Value Fund, John Hancock Trust - Global Allocation Trust, John Hancock
Trust - Large Cap Trust,  John Hancock  Funds II - Large Cap Fund,  J.P.  Morgan
Fleming Series Trust - JPMorgan  Multi-Manager Small Cap Growth Fund,  Principal
Investors Fund, Inc. - Partners  SmallCap  Growth Fund II,  Principal  Investors
Fund, Inc. - Partners LargeCap Value Fund I, Principal  Variable Contracts Fund,
Inc. - SmallCap Growth Account, AXP Strategy Series Inc. - RiverSource Small Cap
Growth Fund, Lincoln Variable Insurance Products Trust - Global Asset Allocation
Fund,  ING  UBS  U.S.  Allocation  Portfolio,  ING UBS  U.S.  Large  Cap  Equity
Portfolio,  BB&T  International  Equity Fund,  TA IDEX UBS Large Cap Value,  AXA
Enterprise  Growth and Income  Fund,  EQ/UBS  Growth and Income  Portfolio,  UBS
Relationship Funds, Fort Dearborn Income Securities, Inc. and The UBS Funds.

Pursuant to its Agreement  with the Trust,  on behalf of the Fund, UBS Global AM does not receive a fee from the Fund for providing investment advisory services.
Although  the Fund does not  compensate  UBS Global AM directly for its services under the Agreement, UBS Global AM may benefit from the Fund being an investment option in a wrap program  sponsored by UBS Global AM or certain  other  programs advised  or  sub-advised  by UBS Global AM or its  affiliates.  UBS Global AM is responsible for paying expenses it incurs in providing advisory services as well
as  the  following   expenses:   (1)  the  fees  and  expenses  of  the  Trust's
Non-Interested  Trustees;  (2) the  salaries  and expenses of any of the Trust's officers or employees  who are not  affiliated  with UBS Global AM; (3) interest expenses;  (4) taxes and governmental  fees; (5) the expenses of registering and qualifying  shares  for  sale  with the SEC and with  various  state  securities commissions;  (6) auditing and legal costs; (7) insurance premiums; (8) fees and expenses of the Trust's  custodian,  administrative  and transfer  agent and any related services;  (9) expenses of obtaining  quotations of the Fund's portfolio securities  and of pricing the Fund's shares;  (10) expenses of maintaining  the
Trust's  legal  existence  and  of  shareholders'  meetings;  (11)  expenses  of preparation and  distribution to existing  shareholders of reports,  proxies and
prospectuses;   and  (12)  fees  and   expenses   of   membership   in  industry
organizations.

                                       31

In the absence of willful  misfeasance,  bad faith, gross negligence or reckless disregard by UBS Global AM of its  obligations  and duties under the  Agreement,
UBS Global AM shall not be subject to any  liability  whatsoever to the Fund, or to any shareholder of the Fund, for any error of judgment, mistake of law or any other act or omission in the course of, or connected  with,  rendering  services under the Agreement,  including,  without limitation, for any losses that may be sustained in connection  with the purchase,  holding,  redemption or sale of any security on behalf of the Fund. The Agreement terminates  automatically upon its assignment and is terminable at any time without penalty by the Board or by vote of the holders of a majority of the Fund's outstanding voting securities,  on 60 days'  written  notice to UBS Global AM or by UBS Global AM on 60 days'  written notice to the Trust.

PORTFOLIO MANAGER.  UBS Global AM's investment  professionals are organized into investment  management  teams,  with a particular  team  dedicated to a specific asset class. Brian D. Singer is the lead portfolio manager for the Fund.

The following table provides  information  relating to other accounts managed by
Mr. Singer as of December 31, 2006:

                                        REGISTERED     OTHER POOLED
                                        INVESTMENT      INVESTMENT       OTHER
                                        COMPANIES        VEHICLES       ACCOUNTS
                                        ----------     ------------    --------

Number of Accounts Managed ............     7               10            27

Number of Accounts Managed with
Performance-Based Advisory Fees .......   None              1            None

Assets Managed (in millions) ..........  $9,442          $10,231       $3,140(a)

Assets Managed with Performance-
Based Advisory Fees (in millions) .....   None             $183          None

(a)  This number  includes  assets  managed for Funds that are invested in other affiliated registered investment companies.

The portfolio  management team's management of the Fund and other accounts could result in potential  conflicts of interest if the Fund and other  accounts  have different objectives,  benchmarks and fees because the portfolio management team must  allocate  its time and  investment  expertise  across  multiple  accounts, including the Fund. The portfolio manager and his team manage the Fund and other accounts  utilizing a model  portfolio  approach  that groups  similar  accounts within  a  model  portfolio.  The  Advisor  manages  accounts  according  to the appropriate model portfolio,  including where possible, those accounts that have specific investment  restrictions.  Accordingly,  portfolio  holdings,  position sizes,  and industry and sector  exposures tend to be similar  across  accounts, which may minimize the potential for conflicts of interest.

If a portfolio manager identifies a limited  investment  opportunity that may be suitable for more than one account or model portfolio,  the Fund may not be able to take  full  advantage  of that  opportunity  due to an  allocation  of filled purchase or sale orders across all eligible model  portfolios  and accounts.  To deal with these  situations,  the Advisor has adopted  procedures for allocating portfolio  trades  across  multiple  accounts to provide  fair  treatment to all accounts.

The management of personal accounts by a portfolio manager may also give rise to potential conflicts of interest. The Advisor and the Trust have adopted Codes of
Ethics that  govern such  personal  trading but there is no  assurance  that the
Codes will adequately address all such conflicts.

The compensation  received by the portfolio managers at UBS Global AM, including
Mr. Singer, includes a base salary and incentive compensation as detailed below.
UBS Global Asset Management's compensation and benefits programs are designed to provide its investment professionals with incentives to excel, and to promote an entrepreneurial,  performance-oriented culture. They also align the interests of the investment professionals with the interests of UBS Global Asset Management's clients. Overall compensation can be grouped into three categories:

o    Competitive  salary,   benchmarked  to  maintain  competitive  compensation
     opportunities.

o    Annual bonus, tied to individual contributions and investment performance.

o    UBS equity awards, promoting company-wide success and employee retention.

                                       32

Base salary--is fixed compensation used to recognize the experience,  skills and knowledge that the investment  professionals bring to their roles. Salary levels are monitored and adjusted  periodically in order to remain  competitive  within the investment management industry.

Annual bonuses--are correlated with performance.  As such, annual incentives can be highly  variable,  and are based on three  components:  1) the firm's overall business  success;  2) the  performance  of the  respective  asset class  and/or investment mandate; and 3) an individual's  specific  contribution to the firm's results.  UBS Global Asset  Management  strongly  believes that tying bonuses to both long-term (3-year) and shorter-term  (1-year) portfolio pre-tax performance closely aligns the investment  professionals' interests with those of UBS Global
Asset  Management's  clients.  Each  portfolio  manager's  bonus is based on the performance of each Fund the portfolio manager manages as compared to the Fund's broad-based index over a three-year rolling period.

UBS AG  Equity--Senior  investment  professionals may receive a portion of their annual performance-based  incentive in the form of deferred or restricted UBS AG shares or employee stock options. UBS Global Asset Management believes that this reinforces the critical importance of creating long-term business value and also serves as an effective retention tool as the equity shares typically vest over a number of years.

Broader equity share  ownership is encouraged for all employees  through "Equity
Plus." This  long-term  incentive  program gives  employees the  opportunity  to purchase UBS stock with after-tax funds from their bonus and/or salary.  Two UBS stock  options  are given for each share  acquired  and held for two years.  UBS
Global  Asset  Management  feels this  engages its  employees as partners in the firm's success, and helps to maximize its integrated business strategy.

As of the date of this SAI, Mr. Singer did not own shares of the Fund.

ADMINISTRATIVE, ACCOUNTING, CUSTODY AND TRANSFER AGENCY-RELATED SERVICES

ADMINISTRATIVE AND ACCOUNTING SERVICES. UBS Global AM serves as administrator to the Trust. As administrator, UBS Global AM supervises and manages all aspects of the Trust's operations.  Under the Administration  Contract,  UBS Global AM will not be  liable  for any  error of  judgment  or  mistake  of law or for any loss suffered  by any series of the Trust,  the Trust or any of its  shareholders  in connection with the performance of the  Administration  Contract,  except to the extent that such a loss results from negligence,  willful misfeasance, bad faith or gross  negligence  on the part of UBS  Global  AM in the  performance  of its duties or from reckless disregard of its duties and obligations thereunder.  The
Administration  Contract is terminable at any time without  penalty by the Board or by vote  of the  holders  of a  majority  of the  Fund's  outstanding  voting securities,  on 60 days' written notice to UBS Global AM, or by UBS Global AM on
60 days' written  notice to the Trust.  UBS Global AM does not charge the Fund a fee for providing administrative services to the Fund.

The Trust, on behalf of the Fund, has entered into a Multiple Services Agreement among the Trust, UBS Global AM (US) and JPMorgan Chase Bank ("JPMorgan  Chase").
As authorized under the Multiple Services Agreement,  JPMorgan Chase has entered into an agreement with J.P. Morgan  Investors  Services Co. ("J.P.  Morgan"),  a
corporate  affiliate  of  JPMorgan  Chase,  under  which  J.P.  Morgan  provides accounting, portfolio valuation services and certain administrative services for the Fund. J.P. Morgan is located at 73 Tremont  Street,  Boston,  MA 02108-3913.
UBS Global AM (US) pays J.P.  Morgan for the services that it provides under the
Multiple  Services  Agreement.  For the fiscal  years ended  December  31, 2004,
December 31, 2005 and December 31, 2006, $0 was paid to J.P.  Morgan and accrued by UBS Global AM (US) for administrative and accounting services.

CUSTODY SERVICES. JPMorgan Chase, located at 270 Park Avenue, New York, New York
10017,  provides custodian services for the securities and cash of the Fund. The custody fee schedule is based  primarily on the net amount of assets held during the  period  for which  payment  is being  made plus a  per-transaction  fee for transactions  during the period.  UBS Global AM (US) pays JPMorgan Chase for the custodian  services  it  provides  to the Fund.  JP Morgan  Chase Bank  utilizes foreign  subcustodians under procedures approved by the Board in accordance with applicable legal requirements.

TRANSFER  AGENCY - RELATED  SERVICES. PFPC Inc.  ("PFPC"),  a subsidiary of PNC
Bank,  N.A.,  serves as the Fund's transfer agent.  UBS Global AM (not the Fund)
pays PFPC for  services  it  provides to the Fund.  PFPC has  delegated  certain transfer  agency - related  services to UBS  Financial  Services.  UBS Financial
Services  does not  charge the Fund for the costs it incurs in  providing  these services. PFPC, the Fund's transfer agent (not

                                       33

the Fund),  pays UBS  Financial  Services  for certain  transfer  agency-related services that PFPC has delegated to UBS Financial  Services.  PFPC is located at
760 Moore Road, King of Prussia, Pennsylvania 19406.

PRINCIPAL UNDERWRITING ARRANGEMENTS

UBS  Global  Asset   Management   (US)  Inc.   ("UBS  Global  AM  (US)"  or  the
"Underwriter"),  with its principal  office located at 51 West 52nd Street,  New
York, New York  10019-6114,  acts as the principal  underwriter of the shares of
the  Fund  pursuant  to  a  Principal   Underwriting  Contract  with  the  Trust
("Principal  Underwriting   Contract").   The  Principal  Underwriting  Contract
requires the  Underwriter  to use its best  efforts,  consistent  with its other businesses, to sell shares of the Fund.

PERSONAL TRADING  POLICIES.  The Trust, the Underlying  Funds, UBS Global AM and
the Underwriter  have adopted a Code of Ethics.  The Code of Ethics  establishes standards  by which  employees  of UBS Global Asset  Management  (including  all employees  of  the  UBS  Global  AM and  the  Underwriter)  (together,  "Covered
Persons") must abide when engaging in personal securities trading conduct.

Under the Code of Ethics,  Covered  Persons are  prohibited  from: (i) knowingly buying,  selling or  transferring  any security  (subject to narrow  exceptions)
within five calendar days before or after that same  security,  or an equivalent security,  is  purchased  or sold by the Fund;  (ii)  entering  into a net short position with respect to any security that is held by the Fund; (iii) purchasing or  selling  futures  (except  currency  forwards)  that  are not  traded  on an exchange,  as well as options on any type of futures; (iv) purchasing securities issued by a supplier or vendor about which the Covered Person has information or with whom the Covered Person is directly involved in negotiating a contract; and
(v)  acquiring  securities  in an  initial  public  offering  (other  than a new offering of a registered open-end investment company).

In  addition,   Covered  Persons  must  obtain  prior  written  approval  before purchasing,  selling or transferring any security subject to certain  exceptions listed in the Code of Ethics.  Covered Persons and Trustees are required to file the following reports:  (1) an initial holdings report disclosing all securities owned by the Covered Person or Interested  Trustee and any  securities  accounts maintained  by the Covered  Person or  Interested  Trustee,  which must be filed within ten days of becoming a Covered Person or Interested Trustee  (Independent
Trustees are not required to file this  report);  and (2)  quarterly  reports of security  investment  transactions  and  new  securities  accounts.  Independent
Trustees  need only report a transaction  in a security if such Trustee,  at the time of the  transaction,  knew or should have known,  in the ordinary course of fulfilling  his official  duties as a Trustee,  that,  during the 15-day  period immediately  preceding or after the date of the transaction by the Trustee, such security was purchased or sold by the Fund, or was being considered for purchase or sale by the Fund.

A copy of the Code of Ethics has been filed with and is  available  through  the
SEC.

PROXY VOTING POLICIES. The Board of Trustees believes that the voting of proxies on securities held by the Fund is an important element of the overall investment process.  As such,  the  Board has  delegated  the  responsibility  to vote such proxies to UBS Global AM. Following is a summary of UBS Global AM's proxy voting policy.

The proxy  voting  policy of UBS  Global AM is based on its belief  that  voting rights  have  economic  value and must be treated  accordingly.  Generally,  UBS
Global AM expects the boards of directors of companies  issuing  securities held by its clients to act as stewards of the  financial  assets of the  company,  to exercise good judgment and practice  diligent  oversight  with the management of the company.  While there is no absolute set of rules that determine appropriate corporate  governance under all circumstances and no set of rules will guarantee ethical behavior,  there are certain benchmarks,  which, if substantial progress is made toward,  give evidence of good corporate  governance.  UBS Global AM may delegate to an  independent  proxy voting and research  service the authority to exercise the voting rights  associated  with certain client  holdings.  Any such delegation  shall be made  with the  direction  that the votes be  exercised  in accordance with UBS Global AM's proxy voting policy.

When UBS Global AM's view of a company's management is favorable,  UBS Global AM generally supports current management initiatives.  When UBS Global AM's view is that changes to the management  structure  would probably  increase  shareholder value, UBS Global AM may not support existing management proposals.  In general,
UBS Global AM: (1)  opposes  proposals  which act to  entrench  management;  (2)
believes that boards should be independent of company management and composed of persons with requisite skills,  knowledge and experience;  (3) believes that any contracts or structures which impose financial constraints on changes in control should require prior shareholder approval; (4) believes remuneration should be

                                       34

commensurate  with  responsibilities  and  performance;  and (5)  believes  that appropriate  steps should be taken to ensure the  independence of the registered public accounting firm.

UBS Global AM has implemented  procedures  designed to identify whether it has a conflict of interest in voting a particular proxy proposal, which may arise as a result of its or its  affiliates'  client  relationships,  marketing  efforts or banking,  investment  banking  and  broker/dealer  activities.  To address  such conflicts,  UBS Global AM has imposed  information  barriers  between it and its affiliates who conduct banking,  investment banking and broker/dealer activities and has implemented  procedures to prevent business,  sales and marketing issues from influencing its proxy votes.  Whenever UBS Global AM is aware of a conflict with respect to a particular proxy, its appropriate  local corporate  governance committee  is  required to review and agree to the manner in which such proxy is voted.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

INTRODUCTION.  UBS Global AM and the  Trust's  Board of  Trustees  have  adopted portfolio holdings  disclosure  policies and procedures to govern the disclosure of the portfolio  holdings of the Fund (the  "Disclosure  Policy").  The Trust's
policy with respect to the release of portfolio holdings is to only release such information  consistent with  applicable  legal  requirements  and the fiduciary duties owed to shareholders.  Subject to the limited exceptions described below, the Fund's  portfolio  holdings will not be made  available to anyone outside of
UBS Global AM unless and until the  information  has been made  available to all shareholders  or the general public in a manner  consistent  with the spirit and terms of the  Disclosure  Policy.  A  description  of the type and  frequency of portfolio  holdings  that are disclosed to the public is contained in the Fund's
Prospectus.

The  Disclosure  Policy  requires  that the UBS  Global AM Legal and  Compliance
Departments address any material conflicts of interest regarding a disclosure of portfolio  holdings and determine  whether a disclosure of the Fund's  portfolio holdings is for a legitimate  business  purpose and in the best  interest of the
Fund's shareholders prior to the Treasurer,  Assistant  Treasurer,  Secretary or
Assistant  Secretary  of the Trust or an attorney in the UBS Global AM Legal and
Compliance Departments authorizing the disclosure of portfolio holdings. The UBS
Global AM Legal and  Compliance  Departments  will  periodically  review how the
Fund's portfolio holdings are being disclosed to and used by, if at all, service providers, UBS Global AM affiliates,  fiduciaries, and broker-dealers, to ensure that such use is for  legitimate  business  reasons and in the best interests of the Fund's shareholders.

The Trust's Board of Trustees exercises  continuing  oversight of the disclosure of Fund portfolio holdings by: (i) overseeing the implementation and enforcement by the Chief  Compliance  Officer  of the Trust of the  Disclosure  Policy,  the
Trust's  code of ethics and  policies  and  procedures  regarding  the misuse of inside  information;  (ii) considering  reports and recommendations by the Chief
Compliance  Officer  concerning any material  compliance  matters (as defined in
Rule 38a-1 under the 1940 Act and Rule 206(4)-7  under the  Investment  Advisers
Act of 1940) that may arise in connection with any policies governing  portfolio holdings;  and (iii)  considering  whether to approve or ratify any amendment to any policies governing portfolio holdings.  The Disclosure Policy may be amended from time to time, subject to approval by the Board of Trustees.

DISCLOSURE  OF  COMPLETE  PORTFOLIO  HOLDINGS  TO SERVICE  PROVIDERS  SUBJECT TO
CONFIDENTIALITY  AND TRADING  RESTRICTIONS.  UBS Global AM, for legitimate  fund business  purposes,  may disclose the Fund's complete  portfolio  holdings if it
deems  such   disclosure   necessary  and  appropriate  to  rating  and  ranking
organizations,  financial  printers,  proxy voting  service  providers,  pricing information  vendors,  third-parties  that deliver  analytical,  statistical  or consulting  services,  custodians or a redeeming  party's  custodian or transfer agent,  as necessary in connection  with  redemptions  in kind,  and other third parties that provide services (collectively,  "Service Providers") to UBS Global
AM and/or the Fund.

Disclosure of complete  portfolio  holdings to a Service Provider is conditioned on the Service  Provider  being  subject to a written  duty of  confidentiality, including  a duty  not  to  trade  on  the  basis  of  any  material  non-public information,  pursuant to the terms of the service agreement between the Service
Provider  and  the  Trust  or  UBS  Global  AM,  or  the  terms  of  a  separate confidentiality  agreement. The frequency with which complete portfolio holdings may be disclosed to a Service  Provider,  and the length of lag, if any, between the date of  information  and the date on which the  information is disclosed to the Service Provider,  is to be determined based on the facts and circumstances, including,  without limitation, the nature of the portfolio holdings information to be disclosed, the risk of harm to the Fund's shareholders, and the legitimate fund

                                       35

business  purposes  served  by such  disclosure.  Disclosure  of  Fund  complete portfolio  holdings to a Service  Provider  must be authorized in writing by the
Treasurer, Assistant Treasurer, Secretary or Assistant Secretary of the Trust or
by an attorney in the UBS Global AM Legal Department.

DISCLOSURE  OF  COMPLETE  PORTFOLIO  HOLDINGS  TO UBS  GLOBAL  ASSET  MANAGEMENT
AFFILIATES  AND  CERTAIN  FIDUCIARIES  SUBJECT TO  CONFIDENTIALITY  AND  TRADING
RESTRICTIONS.  The Fund's complete  portfolio  holdings may be disclosed between and among the following persons  (collectively,  "Affiliates and  Fiduciaries"), subject to authorization  by the Treasurer,  Assistant  Treasurer,  Secretary or
Assistant  Secretary of the Trust, or an attorney in the UBS Global AM Legal and
Compliance  Departments,  for legitimate fund business purposes within the scope
of  their   official   duties  and   responsibilities,   and   subject  to  such
Affiliate/Fiduciary's  continuing duty of confidentiality  and duty not to trade on the basis of any material non-public information,  as such duties are imposed under the Trust's and/or UBS Global AM's Code of Ethics, the Fund's policies and procedures  regarding  the  prevention of the misuse of inside  information,  by agreement or under applicable  laws, rules and regulations:  (i) persons who are subject  to UBS  Global  AM's  Codes of Ethics or the  policies  and  procedures regarding the prevention of the misuse of inside information; (ii) an investment
adviser,   distributor,   administrator,   sub-administrator,   transfer  agent,
custodian or securities  lending agent to the Fund; (iii) an accounting firm, an auditing firm or outside  legal  counsel  retained by UBS Global AM or the Fund;
(iv) an investment adviser to whom complete portfolio holdings are disclosed for due diligence  purposes when the adviser is in merger or acquisition  talks with the  Fund's  current  adviser;  and  (v) a newly  hired  investment  adviser  or sub-adviser to whom complete  portfolio holdings are disclosed prior to the time it commences its duties.

The frequency with which complete  portfolio  holdings may be disclosed  between and among Affiliates and Fiduciaries, and the length of the lag, if any, between the date of the  information  and the date on which the information is disclosed between and among the Affiliates and Fiduciaries, is to be determined by the UBS
Global AM Legal and Compliance Departments based on the facts and circumstances, including,  without limitation, the nature of the portfolio holdings information to be disclosed, and the risk of harm to the Fund and its shareholders,  and the legitimate fund business purposes served by such disclosure.

ARRANGEMENTS   TO  DISCLOSE   PORTFOLIO   HOLDINGS  TO  SERVICE   PROVIDERS  AND
FIDUCIARIES.  As of the date of this SAI, the  specific  Service  Providers  and
Fiduciaries with whom the Trust has arrangements to provide  portfolio  holdings in advance of their release to the general public in the course of performing or to enable them to perform services for the Fund are:

o    JP Morgan Chase Bank, the Fund's  Custodian,  receives  portfolio  holdings information daily on a real-time basis.

o    Ernst & Young LLP  ("Ernst &  Young"),  the Fund's  independent  registered public  accounting  firm,  receives  portfolio  holdings  information on an annual and semiannual basis for reporting  purposes.  There is a 30-day lag between the date of portfolio  holdings  information  and the date on which the information is disclosed to Ernst & Young.  Ernst & Young also receives portfolio holdings information annually at year-end for audit purposes.  In this  case,  there is no lag  between  the date of the  portfolio  holdings information  and the date on which the  information is disclosed to Ernst &
     Young.

DISCLOSURE  OF  PORTFOLIO  HOLDINGS TO  BROKER-DEALERS  IN THE NORMAL  COURSE OF
MANAGING FUND ASSETS. An investment adviser,  administrator or custodian for the
Fund may,  for  legitimate  fund  business  purposes  within  the scope of their official  duties and  responsibilities,  disclose  portfolio  holdings  (whether partial portfolio holdings or complete portfolio  holdings) and other investment positions  comprising the Fund to one or more  broker-dealers  during the course of,  or  in  connection  with,  normal  day-to-day  securities  and  derivatives transactions with or through such broker-dealers  subject to the broker-dealer's legal  obligation  not  to  use  or  disclose  material  non-public  information concerning the Fund's portfolio holdings, other investment positions, securities transactions or derivatives transactions without the consent of the Trust or the
Treasurer, Assistant Treasurer, Secretary or Assistant Secretary of the Trust or
an attorney in the UBS Global AM Legal and Compliance  Departments (an "Approved
Representative").  The  Trust  has not  given  its  consent  to any  such use or disclosure  and  no  person  or  Approved  Representative  of UBS  Global  AM is authorized  to give such  consent  except as approved  by the  Trust's  Board of
Trustees.  In the event  consent is given to  disclose  portfolio  holdings to a broker-dealer,  the frequency with which the portfolio holdings may be disclosed to a  broker-dealer,  and the length of the lag, if any, between the date of the information  and  the  date  on  which  the  information  is  disclosed  to  the broker-dealer,  is to be  determined  based  on  the  facts  and  circumstances, including,  without limitation, the nature of the portfolio holdings information to be disclosed,

                                      36

and the risk of harm to the Fund and its  shareholders,  and the legitimate fund business purposes served by such disclosure.

DISCLOSURE  OF  NON-MATERIAL  INFORMATION.  Policies  and  procedures  regarding disclosure of  non-material  information  permit the officers of the Trust,  UBS
Global Asset  Management  Fund  portfolio  managers  and senior  officers of UBS
Global AM Finance,  UBS Global AM Legal and Compliance  Departments,  and anyone employed by or associated  with UBS Global AM who has been authorized by the UBS
Global  AM  Legal  Department  (collectively,   "Approved  Representatives")  to
disclose  any  views,  opinions,   judgments,   advice  or  commentary,  or  any
analytical, statistical, performance or other information, in connection with or relating to the Fund or its portfolio holdings and/or other investment positions
(collectively, commentary and analysis) or any changes in the portfolio holdings of the Fund that  occurred  after the most recent  calendar-quarter  end (recent portfolio  changes)  to any  person  if such  information  does  not  constitute material non-public information.

An  Approved  Representative  must make a good faith  determination  whether the information  constitutes  material  non-public  information,  which  involves an assessment of the  particular  facts and  circumstances.  UBS Global AM believes that in most cases recent  portfolio  changes that involve a few or even several securities  in a  diversified  portfolio or  commentary  and  analysis  would be immaterial  and would not  convey  any  advantage  to a  recipient  in making an investment decision concerning the Fund. Nonexclusive examples of commentary and analysis include:  (i) the allocation of the Fund's portfolio holdings and other investment  positions  among  various asset  classes,  sectors,  industries  and countries;  (ii) the  characteristics  of the stock and bond  components  of the
Fund's portfolio holdings and other investment positions;  (iii) the attribution of Fund returns by asset  class,  sector,  industry  and  country;  and (iv) the volatility characteristics of the Fund. An Approved Representative may in his or
her sole discretion  determine  whether to deny any request for information made by any person, and may do so for any reason or no reason.

DISCLOSURE OF PORTFOLIO  HOLDINGS AS REQUIRED BY APPLICABLE  LAW. Fund portfolio holdings and other investment  positions comprising the Fund may be disclosed to any person as required by applicable laws,  rules and  regulations.  Examples of such required  disclosure  include,  but are not limited to,  disclosure of Fund portfolio  holdings:  (i) in a filing  or  submission  with  the SEC or  another regulatory  body; (ii) in connection with seeking recovery on defaulted bonds in a federal  bankruptcy  case;  (iii) in  connection  with a  lawsuit;  or (iv) as required  by  court  order,  subpoena  or  similar  process  (e.g.,  arbitration proceedings).

PROHIBITIONS  ON  DISCLOSURE OF PORTFOLIO  HOLDINGS.  No person is authorized to disclose Fund portfolio  holdings or other investment  positions (whether online at www.ubs.com,  in writing, by fax, by e-mail, orally or by other means) except in accordance with the Disclosure  Policy. In addition,  no person is authorized to make disclosure pursuant to the Disclosure Policy if such disclosure would be unlawful  under the  antifraud  provisions  of the federal  securities  laws (as defined in Rule 38a-1  under the 1940 Act).  Furthermore,  UBS Global AM, in its sole  discretion,  may  determine  not to disclose  portfolio  holdings or other investment  positions  comprising the Fund to any person who might  otherwise be eligible  to  receive  such  information  under the  Disclosure  Policy,  or may determine to make such disclosures publicly as described above.

PROHIBITIONS  ON RECEIPT OF  COMPENSATION  OR OTHER  CONSIDERATION.  Neither UBS
Global AM, the Fund nor any other person may pay or receive any  compensation or other consideration of any type for the purpose of obtaining  disclosure of Fund portfolio holdings or other investment positions.  "Consideration"  includes any agreement  to maintain  assets in the Fund or in other  investment  companies or accounts  managed by the investment  adviser or by any affiliated  person of the investment adviser.

PORTFOLIO TRANSACTIONS

UBS Global AM is  responsible  for decisions to buy and sell  securities for the
Fund and for the placement of the Fund's portfolio  business and the negotiation of commissions,  if any, paid on such  transactions.  Fixed income securities in which  the  Fund  invests  are  traded  in the  over-the-counter  market.  These securities are generally  traded on a net basis with dealers acting as principal for their own accounts without a stated commission,  although the bid/ask spread
quoted  on  securities   includes  an  implicit   profit  to  the  dealers.   In
over-the-counter  transactions,  orders are  placed  directly  with a  principal market-maker  unless a better  price and  execution  can be  obtained by using a broker.  Brokerage  commissions are paid on  transactions in listed  securities, futures  contracts  and  options  thereon.  UBS  Global  AM is  responsible  for effecting portfolio

                                       37

transactions  and will do so in a manner deemed fair and reasonable to the Fund.
Under its advisory agreement with the Fund, the Advisor is authorized to utilize the  trading  desk of its  affiliates  of brokers  and  dealers  used to execute transactions for the Fund.

The primary consideration in all portfolio transactions will be prompt execution of orders in an efficient manner at the most favorable price.  However,  subject to  policies  established  by the  Board  of  the  Trust,  the  Fund  may  pay a
broker-dealer a commission for effecting a portfolio transaction for the Fund in excess of the amount of commission another  broker-dealer  would have charged if
UBS Global AM determines in good faith that the  commission  paid was reasonable
in  relation  to  the   brokerage   or  research   services   provided  by  such
broker-dealer,  viewed in terms of that  particular  transaction  or such firm's overall responsibilities with respect to the clients,  including the Fund, as to which UBS Global AM exercises investment discretion. In selecting and monitoring broker-dealers and negotiating  commissions,  UBS Global AM considers the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. When more than one firm is believed to meet these criteria, preference may be given to brokers who provide research or statistical  material or other services to the Fund or to UBS Global AM. Such services include advice, both  directly  and  in  writing,  as  to  the  value  of  the  securities;  the advisability  of  investing  in,  purchasing  or  selling  securities;  and  the availability of securities,  or purchasers or sellers of securities,  as well as analyses and reports concerning issues, industries, securities, economic factors and trends,  portfolio strategy and the performance of accounts. This allows UBS
Global AM to supplement  its own investment  research  activities and obtain the views and information of others prior to making investment decisions. UBS Global
AM is of the opinion  that,  because this material must be analyzed and reviewed by its  staff,  the  receipt  and use of such  material  does not tend to reduce expenses but may benefit the Fund by supplementing UBS Global AM's research.

UBS Global AM effects portfolio  transactions for other investment companies and advisory accounts.  Research services furnished by dealers through whom the Fund effects  its  securities  transactions  may be used  by UBS  Global  AM,  or its affiliated investment advisors, in servicing all of their accounts; not all such services may be used in  connection  with the Fund. In the opinion of UBS Global
AM, it is not possible to measure separately the benefits from research services to each of the  accounts  (including  the Fund).  UBS Global AM will  attempt to equitably  allocate  portfolio  transactions  among the Fund and others whenever concurrent  decisions  are made to purchase or sell  securities  by the Fund and another  account.  In making such allocations  between the Fund and others,  the main factors to be considered  are the  respective  investment  objectives,  the relative size of portfolio  holdings of the same or comparable  securities,  the availability  of  cash  for  investment,  the  size  of  investment  commitments generally  held and the  opinions of the persons  responsible  for  recommending investments to the Fund and the others. In some cases, this procedure could have an adverse  effect on the Fund.  In the opinion of UBS Global AM,  however,  the results of such  procedures  will, on the whole, be in the best interest of each of the clients.

When buying or selling  securities,  the Fund may pay commissions to brokers who are affiliated with UBS Global AM or the Fund. The Fund may purchase  securities in certain  underwritten  offerings  for which an  affiliate  of the Fund or UBS
Global AM may act as an  underwriter.  The Fund may effect futures  transactions through,  and pay  commissions to, FCMs who are affiliated with UBS Global AM or the Fund in accordance with procedures adopted by the Board.

PORTFOLIO TURNOVER

The Fund is free to dispose of its portfolio  securities at any time, subject to complying  with the Code and the 1940 Act,  when  changes  in  circumstances  or conditions  make  such  turnover  desirable  in light of the  Fund's  investment objective. The Fund will not attempt to achieve or be limited to a predetermined rate  of  portfolio  turnover,  such  a  turnover  always  being  incidental  to
transactions   undertaken  with  a  view  to  achieving  the  Fund's  investment objective.

The Fund  does not  intend  to use  short-term  trading  as a  primary  means of achieving its  investment  objective.  The rate of portfolio  turnover  shall be calculated  by  dividing:  (a) the lesser of  purchases  and sales of  portfolio securities  for the  particular  fiscal year by (b) the  monthly  average of the value of the portfolio securities owned by the Fund during the particular fiscal year.  Such monthly  average  shall be  calculated by totaling the values of the portfolio  securities  as of the  beginning  and end of the  first  month of the particular fiscal year and as of the end of each of the succeeding eleven months and dividing the sum by 13.

                                       38

REDEMPTION INFORMATION AND OTHER SERVICES

ADDITIONAL REDEMPTION  INFORMATION.  No notice need be given to shareholders if, under  extraordinary  circumstances,  either redemptions are suspended under the circumstances described below or the Fund temporarily delays or ceases the sales of its shares because it is unable to invest  amounts  effectively in accordance with its investment objective, policies and restrictions.

If conditions exist that make cash payments  undesirable,  the Fund reserves the right to honor any request for  redemption by making payment in whole or in part in  securities  chosen by the Fund and  valued in the same way as they  would be valued for purposes of computing the Fund's net asset value. Any such redemption in  kind  will  be  made  with  readily  marketable  securities,  to the  extent available.  If payment is made in securities,  a shareholder may incur brokerage expenses  in  converting  these  securities  into  cash.  The Fund has  elected, however,  to be  governed  by Rule 18f-1  under the 1940 Act,  under which it is obligated to redeem  shares solely in cash up to the lesser of $250,000 or 1% of its  net  asset  value  during  any  90-day  period  with  respect  to  any  one shareholder. This election is irrevocable unless the SEC permits its withdrawal.

The Fund may  suspend  redemption  privileges  or  postpone  the date of payment during any period:  (1) when the New York Stock  Exchange (the "NYSE") is closed or trading  on the NYSE is  restricted  as  determined  by the SEC,  (2) when an emergency  exists,  as  defined  by  the  SEC,  that  makes  it  not  reasonably practicable  for the Fund to  dispose  of  securities  owned by it or  fairly to determine the value of its assets, or (3) as the SEC may otherwise  permit.  The redemption price may be more or less than the shareholders'  cost,  depending on the market value of the Fund's portfolio at the time.

SERVICE ORGANIZATIONS.  The Fund may authorize service organizations,  and their agents, to accept on its behalf purchase and redemption orders that are in "good form" in accordance with the policies of those service  organizations.  The Fund will be deemed to have  received  these  purchase and  redemption  orders when a service  organization or its agent accepts them. Like all customer orders, these orders will be priced  based on the Fund's net asset value next  computed  after receipt of the order by the service organizations or their agents.

VALUATION OF SHARES

The Fund  determines  its net asset value per share  normally as of the close of regular trading  (usually 4:00 p.m.,  Eastern time) on the NYSE on each Business
Day when  the NYSE is open.  Prices  will be  calculated  earlier  when the NYSE closes early because trading has been halted for the day.  Currently the NYSE is open for trading  every day (each such day a "Business  Day") except  Saturdays,
Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day,
Presidents'  Day,  Good  Friday,  Memorial  Day,  Independence  Day,  Labor Day,
Thanksgiving Day and Christmas Day.

Securities  that are listed on  exchanges  normally  are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where  securities are traded on more than one exchange,  the securities are generally valued on the exchange considered by
UBS Global AM as the primary market.  Securities traded in the  over-the-counter market and listed on The NASDAQ  Stock  Market,  Inc.  ("NASDAQ")  normally  are valued at the NASDAQ  Official  Closing Price ("NOCP");  other  over-the-counter securities are valued at the last bid price available prior to valuation  (other than short-term  investments that mature in 60 days or less, which are valued as described  further  below).  Where  market  quotations  are  readily  available, portfolio  securities  are valued based upon market  quotations,  provided those quotations  adequately reflect, in the judgment of UBS Global AM, the fair value of the  security.  Where those  market  quotations  are not  readily  available, securities are valued based upon appraisals received from an independent pricing service using a computerized matrix system or based upon appraisals derived from
information   concerning  the  security  or  similar  securities  received  from recognized dealers in those securities.

Securities  listed  on  foreign  stock  exchanges  may be fair  valued  based on significant  events that have  occurred  subsequent  to the close of the foreign markets.  The Fund may use a  systematic  fair  valuation  model  provided by an independent  third  party to value  securities  principally  traded  in  foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. Certain securities in which the Fund invests are traded in markets that close before

                                       39

4:00 p.m. Eastern Time.  Normally,  developments that occur between the close of the foreign  markets and 4:00 p.m.  Eastern  Time will not be  reflected  in the
Fund's net asset value.  However,  the Fund may determine that such developments are so  significant  that they will  materially  affect  the value of the Fund's securities,  and the Fund may adjust the previous closing prices to reflect what the Board  believes  to be the fair  value of these  securities  as of 4:00 p.m.
Eastern Time.

All other  securities and other assets are valued at fair value as determined in good  faith by or under the  direction  of the  Board.  Various  factors  may be reviewed in order to make a good faith determination of a security's fair value.
These  factors  include,  but are not limited to,  fundamental  analytical  data relating  to  the  investment;  the  nature  and  duration  of  restrictions  on disposition of the securities;  and the evaluation of forces which influence the market in which the  securities  are purchased and sold. It should be recognized that judgment  often plays a greater role in valuing  thinly traded  securities, including  many lower rated bonds,  than is the case with respect to  securities for which a broader  range of dealer  quotations  and last-sale  information  is available.

The  amortized  cost  method  of  valuation  generally  is  used to  value  debt obligations  with 60 days or less  remaining  until  maturity,  unless the Board determines that this does not represent fair value. Futures contracts are valued at the settlement  price  established each day on the exchange on which they are traded.  Forward  foreign  currency  contracts  are valued  daily using  forward exchange rates quoted by independent  pricing services.  Investments in open-end investment  companies  are valued at the daily  closing  net asset  value of the respective investment company.

TAXES

DISTRIBUTIONS  OF NET INVESTMENT  INCOME.  The Fund receives income generally in the form of dividends and interest on its investments and its distributive share of the  Underlying  Funds'  income and  expenses.  This  income,  less  expenses incurred in the  operation of the Fund,  constitutes  the Fund's net  investment income  from which  income  dividends  may be paid to you.  If you are a taxable investor,  any income  dividends  the Fund pays are  taxable to you as  ordinary income,  except that, a portion of the income  dividends  designated by the Fund
may  be  qualified   dividend   income   eligible  for  taxation  by  individual
shareholders at long-term capital gain rates.

CAPITAL GAIN DISTRIBUTIONS. The Fund may realize capital gains and losses on the sale or other disposition of its portfolio  securities or an Underlying Fund may realize a capital gain or loss in connection with sales or other dispositions of its  portfolio  securities.  Distributions  from net  short-term  capital  gains
(whether or not such gains are  realized by an  Underlying  Fund) are taxable to you as ordinary income.  Distributions from net long-term capital gains (whether or not such gains are  realized  by an  Underlying  Fund) are  taxable to you as long-term  capital  gains,  regardless of how long you have owned your shares in the Fund. Any net capital gains  realized by the Fund generally are  distributed once each year, and may be distributed more frequently,  if necessary, to reduce or eliminate excise or income taxes on the Fund.

INVESTMENTS IN FOREIGN SECURITIES

The next four paragraphs  describe tax considerations that are applicable to the
Fund's investments in foreign securities.

EFFECT OF  FOREIGN  WITHHOLDING  TAXES.  The Fund or an  Underlying  Fund may be
subject to foreign  withholding taxes on income from certain foreign securities.
This, in turn, could reduce the Fund's income dividends paid to you.

PASS-THROUGH OF FOREIGN TAX CREDITS. If more than 50% of the Fund's total assets at the end of a fiscal  year is  invested  in foreign  securities,  the Fund may elect to pass  through to you your pro rata  share of foreign  taxes paid by the
Fund. If this election is made,  the Fund may report more taxable  income to you than it actually  distributes.  You will then be entitled  either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit  for  these  taxes  against  your  US  federal  income  tax  (subject  to limitations  for  certain  shareholders).  The Fund  will  provide  you with the information  necessary to complete your  personal  income tax return if it makes this election.

                                       40

You should also be aware that your use of foreign  dividends,  designated by the
Fund as dividends from qualifying  foreign  corporations  and subject to reduced rates of  taxation  on  qualified  dividend  income,  may reduce  the  otherwise available foreign tax credits on your federal income tax return. Shareholders in these  circumstances  should talk with their  personal tax advisors  about their foreign tax credits and the  procedures  that they should  follow to claim these credits on their personal income tax returns.

EFFECT OF FOREIGN DEBT  INVESTMENTS AND HEDGING ON  DISTRIBUTIONS.  Most foreign exchange gains  realized on the sale of debt  securities are treated as ordinary income by the Fund or an Underlying  Fund.  Similarly,  foreign  exchange losses realized  on the sale of debt  securities  generally  are  treated  as  ordinary losses.  These gains when distributed are taxable to you as ordinary income, and
any  losses  reduce  the  Fund's   ordinary  income   otherwise   available  for
distribution  to you.  This  treatment  could  increase or  decrease  the Fund's ordinary  income  distributions  to you, and may cause some or all of the Fund's previously  distributed income to be classified as a return of capital. A return of capital  generally  is not taxable to you,  but reduces the tax basis of your shares in the Fund. Any return of capital in excess of your basis,  however,  is taxable as a capital gain.

PFIC  SECURITIES.  The Fund or an  Underlying  Fund may invest in  securities of foreign  entities  that could be deemed for tax  purposes to be passive  foreign investment  companies  (PFICs).  When  investing  in PFIC  securities,  the Fund intends to mark-to-market  these securities and, when an Underlying Fund invests in PFIC securities,  a mark-to-market  election will be made with respect to the
Fund's indirect  interest in such securities.  The Fund will recognize any gains at the end of its fiscal and excise (described below) tax years.  Deductions for losses are allowable only to the extent of any current or previously  recognized gains.  These gains (reduced by allowable losses) are treated as ordinary income that the Fund is required to  distribute,  even though it or an Underlying  Fund has not sold the securities.  You should also be aware that the designation of a foreign  security as a PFIC  security  will cause its income  dividends  to fall outside of the  definition of qualified  foreign  corporation  dividends.  These dividends  generally  will not  qualify  for the  reduced  rate of  taxation  on qualified dividends when distributed to you by the Fund.

INFORMATION  ON THE AMOUNT AND TAX  CHARACTER  OF  DISTRIBUTIONS.  The Fund will inform you of the amount of your income dividends and capital gain distributions at the time they are paid,  and will  advise you of their tax status for federal income tax purposes  shortly after the close of each calendar  year. If you have not  owned  your  Fund  shares  for a full  year,  the  Fund may  designate  and distribute to you, as ordinary income,  qualified  dividends or capital gains, a percentage  of income that may not be equal to the actual amount of each type of income  earned during the period of your  investment in the Fund.  Distributions declared  in  December  but paid in  January  are  taxable  to you as if paid in
December.

ELECTION  TO BE TAXED AS A REGULATED  INVESTMENT  COMPANY.  The Fund  intends to elect to be treated as a regulated  investment company under Subchapter M of the
Code for the current fiscal year. As a regulated  investment  company,  the Fund generally  pays no federal  income tax on the income and gain it  distributes to you. The Board reserves the right not to maintain the  qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.  In that case, the Fund would be subject to federal, and  possibly  state,  corporate  taxes on its  taxable  income and  gains,  and distributions  to you would be taxed as  dividend  income  to the  extent of the
Fund's earnings and profits.

As  stated  above  under  the  heading,  "Investment  Advisory,  Administration,
Principal  Underwriting and Other Service  Arrangements," UBS Global AM does not receive a fee from the Fund for providing investment advisory services,  but UBS
Global AM may benefit from the Fund being an investment option in a wrap program sponsored  by UBS Global AM. In the  opinion  of Ropes & Gray LLP,  special  tax counsel to the Fund, based on certain assumptions and representations,  this fee arrangement  will not prevent the dividends paid by the Fund from qualifying for the dividends-paid  deduction under section 561 of the Code. Investors should be aware that there is no authority on point, and that an opinion of counsel is not binding on the Internal Revenue Service ("IRS"). The IRS has expressed positions contrary to this opinion and therefore  may well  disagree with the opinion.  If this fee  arrangement  caused the dividends  paid by the Fund to not qualify for the dividends-paid deduction because they were considered preferential dividends within the meaning of section 562(c) of the Code, the Fund would fail to qualify as a  regulated  investment  company  with  the  consequences  described  in the paragraph above.

                                       41

EXCISE TAX  DISTRIBUTION  REQUIREMENTS.  To avoid federal excise taxes, the Code requires a fund to  distribute to you by December 31 of each year, at a minimum, the following amounts:

o    98% of its taxable ordinary income earned during the calendar year;

o    98% of its capital  gain net income  earned  during the twelve month period ending October 31; and

o    100% of any  undistributed  amounts of these  categories  of income or gain from the prior year.

The Fund intends to declare and pay these  distributions  in December (or to pay them in January, in which case you must treat them as received in December), but can give no assurances  that its  distributions  will be sufficient to eliminate all taxes.

REDEMPTION OF SHARES

REDEMPTIONS.  Redemptions  (including redemptions in-kind) and exchanges of Fund shares are taxable  transactions  for federal and state income tax purposes.  If you redeem your Fund shares,  or exchange  them for shares of a different  fund, the  Internal  Revenue  Service  requires you to report any gain or loss on your redemption or exchange.  If you hold your shares as a capital asset, any gain or loss that you realize is a capital gain or loss and is long-term or  short-term, generally depending on how long you have owned your shares.

Redemptions  at a Loss within Six Months of Purchase.  Any loss  incurred on the redemption  or  exchange  of shares  held for six months or less is treated as a long-term  capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

Wash Sales.  All or a portion of any loss that you realize on the  redemption of your Fund shares is  disallowed  to the extent that you buy other  shares in the
Fund (through  reinvestment of dividends or otherwise)  within 30 days before or after your share  redemption.  Any loss disallowed under these rules is added to your tax basis in the new shares.

US Government Securities.  The income earned on certain US government securities is exempt from state and local personal  income taxes if earned directly by you.
States  also grant  tax-free  status to mutual fund  dividends  paid to you from interest  earned  on  these  securities,  subject  in  some  states  to  minimum investment or reporting requirements that must be met by the Fund. The income on
Fund  investments  in  certain  securities,   such  as  repurchase   agreements,
commercial  paper  and  federal  agency-backed   obligations  (e.g.,  Government
National Mortgage  Association (GNMA) or Fannie Mae securities),  generally does not qualify for  tax-free  treatment.  The rules on exclusion of this income are different for corporations.

QUALIFIED DIVIDEND INCOME FOR INDIVIDUALS.  For individual  shareholders,  it is anticipated  that a portion  of the  income  dividends  paid by the Fund will be qualified dividend income eligible for taxation at long-term capital gain rates.
This reduced rate of taxation  generally is available for dividends  paid by the
Fund out of income earned on its investment in:

o    domestic corporations, and

o    qualified foreign corporations, including:

     -    corporations incorporated in a possession of the US,

     -    corporations eligible for income tax treaty benefits with the US under treaties determined by the Treasury Department to be qualified, and

     -    corporations whose stock is traded on domestic securities exchange.

Dividends from  corporations  exempt from tax,  dividends  from passive  foreign investment  companies  (PFICs),  and dividends paid from interest  earned by the
Fund on debt  securities  generally  will not  qualify  for this  favorable  tax treatment.

Both the Fund (or, in the case where the Fund invests in an Underlying Fund, the
Underlying Fund) and the investor must meet certain holding period  requirements to qualify Fund  dividends for this  treatment.  Specifically,  the Fund (or the
Underlying  Fund) must hold the stock for at least 61 days  during  the  121-day period  beginning  60 days  before  the stock  becomes  ex-dividend.  Similarly, investors  must hold their Fund  shares for at least 61 days  during the 121-day period  beginning 60 days before the Fund  distribution  goes  ex-dividend.  The ex-dividend  date is the first date  following the  declaration of a dividend on which the

                                       42

purchaser  of stock is not  entitled  to  receive  the  dividend  payment.  When counting the number of days you held your Fund shares,  include the day you sold your shares but not the day you acquired these shares.

While the income  received in the form of a  qualified  dividend is taxed at the same rates as long-term  capital gains,  such income will not be considered as a long-term capital gain for other federal income tax purposes.  For example,  you will not be allowed to offset your long-term  capital  losses against  qualified dividend income on your federal income tax return. Any qualified dividend income that  you  elect  to be taxed at these  reduced  rates  also  cannot  be used as investment income in determining your allowable investment interest expense. For other  limitations on the amount of or use of qualified  dividend income on your income tax return, please contact your personal tax advisor.

After the close of its fiscal year,  the Fund will  designate the portion of its ordinary dividend income that meets the definition of qualified  dividend income taxable at reduced rates.  If 95% or more of the Fund's income is from qualified
sources,   it  will  be  allowed  to  designate  100%  of  its  ordinary  income distributions as qualified  dividend income.  This designation rule may have the effect of converting small amounts of ordinary income or net short-term  capital gains,  that  otherwise  would be taxable as  ordinary  income,  into  qualified dividend income eligible for taxation at reduced rates.

DIVIDENDS-RECEIVED DEDUCTION FOR CORPORATIONS. For corporate shareholders, it is anticipated  that a portion of the  dividends  paid by the Fund will qualify for the dividends-received  deduction,  provided certain holding period requirements are met.  You may be  allowed  to  deduct  these  qualified  dividends,  thereby
reducing   the  tax  that  you  would   otherwise   be  required  to  pay.   The
dividends-received  deduction  is  available  only  with  respect  to  dividends designated by the Fund as qualifying for this  treatment.  Qualifying  dividends generally  are limited to  dividends  of domestic  corporations.  All  dividends
(including the deducted portion) are included in your calculation of alternative minimum taxable income.

INVESTMENT IN COMPLEX  SECURITIES.  The Fund or an Underlying Fund may invest in complex securities that could require it to adjust the amount, timing and/or tax character  (ordinary  or  capital)  of gains and losses it  recognizes  on these investments. This, in turn, could affect the amount, timing and/or tax character of income distributed to you. For example:

Derivatives--With  respect to the Fund's or an Underlying  Fund's  investment in certain options,  futures,  forwards or foreign currency contracts,  it could be required to mark-to-market  these contracts and realize any unrealized gains and losses at its fiscal year end even though it  continues  to hold the  contracts.
Under these rules,  gains or losses on the contracts  generally would be treated as 60%  long-term  and 40%  short-term  gains or losses,  but gains or losses on certain  foreign  currency  contracts  would be  treated as  ordinary  income or losses.  In  determining  its net income for excise tax purposes,  the Fund also would be required to  mark-to-market  these contracts  annually as of October 31
(for capital gain net income) and December 31 (for taxable ordinary income), and to realize and distribute any resulting income and gains.

Constructive  Sales--The  Fund's or an Underlying Fund's entry into a short sale transaction or an option or other contract could be treated as the "constructive sale" of an "appreciated  financial  position,"  causing it to realize gain, but not loss, on the position.

Tax  Straddles--The  Fund's  or an  Underlying  Fund's  investment  in  options, futures, forwards, or foreign currency contracts (or in substantially similar or related property) in connection with certain hedging transactions could cause it to hold  offsetting  positions  in  securities.  If the Fund's or an  Underlying
Fund's risk of loss with  respect to specific  securities  in its  portfolio  is substantially diminished by the fact that it holds other securities, the Fund or an Underlying  Fund could be deemed to have entered into a tax  "straddle" or to hold a "successor  position"  that would  require any loss  realized by it to be deferred for tax purposes.

Securities  Purchased at Discount--The  Fund or an Underlying Fund may invest in securities  issued or purchased at a discount,  such as zero coupon,  step-up or payment-in-kind  (PIK)  bonds,  that could  require it to accrue and  distribute income  not yet  received.  If it invests  in these  securities,  the Fund or an
Underlying  Fund could be required to sell  securities in its portfolio  that it otherwise  might have continued to hold in order to generate  sufficient cash to make these distributions.

Short Sales and  Securities  Lending  Transactions--The  Fund's or an Underlying
Fund's entry into a short sale  transaction or an option or other contract could be treated as the "constructive  sale" of an "appreciated  financial  position,"
causing it to realize gain,  but not loss, on the  position.  Additionally,  the
Fund's or an

                                       43

Underlying  Fund's  entry into  securities  lending  transactions  may cause the replacement  income  earned on the  loaned  securities  to fall  outside  of the definition of qualified dividend income.  This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income.

Non-US Shareholders--Non-US investors may be subject to US withholding or estate tax, and are subject to special US tax certification requirements.

The United States imposes a flat 30%  withholding  tax (or lower treaty rate) on
US source  dividends.  Capital gain  dividends  paid by the Fund from  long-term capital gains generally are exempt from withholding.  The American Jobs Creation
Act of 2004  also  exempts  from  withholding  dividends  paid by the Fund  from interest income and short-term  capital gains to the extent such income would be exempt  if  earned  directly  by the  non-US  shareholder.  Thus,  capital  gain dividends  paid by the Fund from either  long-term or  short-term  capital gains
(other than gain realized on disposition of US real property  interests) are not subject to US withholding tax unless the gain is effectively  connected with the conduct of a trade or  business  in the United  States or you are a  nonresident alien  individual  present  in  the  United  States  for  a  period  or  periods aggregating 183 days or more during the taxable year.

Similarly,  interest-related  dividends paid by the Fund from qualified interest income are not  subject  to US  withholding  tax.  "Qualified  interest  income"
includes,  in  general,  (1) bank  deposit  interest,  (2)  short-term  original discount and (3) interest (including  original issue discount,  market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation  issued by a corporation  or partnership in which the
Fund  is a  10-percent  shareholder  or is  contingent  interest,  and  (4)  any interest-related dividend from another RIC.

The  exemption  from  withholding  for  short-term  capital gain  dividends  and interest-related dividends paid by the Fund is effective for dividends paid with respect to taxable  years of the Fund  beginning  after  December  31,  2004 and before January 1, 2008.

The American Jobs Creation Act of 2004 also  provides a partial  exemption  from
U.S.  estate  tax for  stock in the Fund  held by the  estate  of a  nonresident decedent.  The  amount  treated as exempt is based  upon the  proportion  of the assets  held by the Fund at the end of the  quarter  immediately  preceding  the decedent's  death that are debt  obligations,  deposits,  or other property that would  generally  be  treated as  situated  outside  the  United  States if held directly by the estate. This provision applies to decedents dying after December
31, 2004 and before January 1, 2008.

Special US tax certification  requirements apply to non-US  Shareholders both to avoid US back up withholding imposed at a rate of 28% and to obtain the benefits of any  treaty  between  the  United  States  and the  shareholder's  country of residence.  In general,  a non-US  shareholder  must  provide a Form W-8 BEN (or other Form W-8 if  applicable)  to  establish  that you are not a US person,  to claim that you are the  beneficial  owner of the income and, if  applicable,  to claim a reduced  rate of, or  exemption  from,  withholding  as a resident  of a country  with which the United  States has an income tax  treaty.  A Form W-8BEN provided without a US taxpayer identification number will remain in effect for a period  beginning  on the date  signed  and  ending on the last day of the third succeeding  calendar year unless an earlier  change of  circumstances  makes the information on the form incorrect.

THIS  DISCUSSION  OF "TAXES" IS NOT INTENDED OR WRITTEN TO BE USED AS TAX ADVICE
AND DOES NOT PURPORT TO DEAL WITH ALL FEDERAL TAX CONSEQUENCES APPLICABLE TO ALL
CATEGORIES  OF  INVESTORS,  SOME OF WHICH MAY BE SUBJECT TO SPECIAL  RULES.  YOU
SHOULD  CONSULT YOUR OWN TAX ADVISOR  REGARDING  YOUR  PARTICULAR  CIRCUMSTANCES
BEFORE MAKING AN INVESTMENT IN THE FUND.

OTHER INFORMATION

VOTING RIGHTS. Shareholders of the Fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of the Trust may elect all of the Trustees of the Trust. The shares of the Fund will be voted together. The shares of each series of the Trust (such as the
Fund) will be voted separately, except when an aggregate vote of all the series of the Trust is required by law.

                                       44

The Trust does not hold annual meetings.  Shareholders of record of no less than two-thirds  of the  outstanding  shares of the Trust may  remove a board  member through  a  declaration  in  writing  or by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of a board  member at the written  request of holders of 10% of the  outstanding shares of the Trust.

LEGAL COUNSEL.  Stradley, Ronon, Stevens & Young, LLP, 2600 One Commerce Square,
Philadelphia,  Pennsylvania  19103-7098,  is legal  counsel to the Trust and the
Independent  Trustees.  Ropes & Gray LLP, One  International  Place,  Boston, MA
02110-2624, serves as special tax counsel to the Trust.

INDEPENDENT  REGISTERED  PUBLIC  ACCOUNTING  FIRM.  Ernst & Young  LLP,  5 Times
Square,  New York, New York 10036,  serves as the independent  registered public accounting firm for the Trust.

FINANCIAL STATEMENTS

Because the Fund is new,  financial  statements  are not yet  available  for the
Fund.

                                      45

                      [This Page Intentionally Left Blank]

APPENDIX

RATINGS INFORMATION

CORPORATE DEBT RATINGS

MOODY'S  INVESTORS  SERVICE,  INC.  ("MOODY'S")  DESCRIBES   CLASSIFICATIONS  OF
CORPORATE BONDS AS FOLLOWS:

Aaa. Bonds which are rated Aaa are judged to be of the best quality.  They carry the  smallest  degree  of  investment  risk  and are  generally  referred  to as
"gilt-edged."  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change,  such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa. Bonds which are rated Aa are judged to be of  high-quality by all standards.
Together with the Aaa group they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds  because  margins of protection may not be as large as in Aaa securities or  fluctuation of protective  elements may be of greater  amplitude or there may be other  elements  present which make the long-term risks appear somewhat larger than in Aaa securities.

A. Bonds which are rated A possess many favorable investment  attributes and are to be considered as upper medium-grade  obligations.  Factors giving security to principal  and interest  are  considered  adequate,  but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa.  Bonds  which are rated Baa are  considered  as  medium-grade  obligations,
(i.e., they are neither highly protected nor poorly secured).  Interest payments and principal  security appear  adequate for the present but certain  protective elements may be lacking or may be  characteristically  unreliable over any great length of time. Such bonds lack outstanding  investment  characteristics  and in fact have speculative characteristics as well.

Ba.  Bonds  which are rated Ba are judged to have  speculative  elements;  their future cannot be considered as  well-assured.  Often the  protection of interest and  principal  payments may be very  moderate and thereby not well  safeguarded during  both  good  and bad  times  over the  future.  Uncertainty  of  position characterizes bonds in this class.

B. Bonds  which are rated B  generally  lack  characteristics  of the  desirable investment.  Assurance of interest and principal  payments or of  maintenance of other terms of the contract over any long period of time may be small.

Caa.  Bonds  which are rated Caa are of poor  standing.  Such  issues  may be in default or there may be present  elements of danger with respect to principal or interest.

Ca. Bonds which are rated Ca represent  obligations  which are  speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C.  Bonds  which are rated C are the lowest  rated  class of bonds and issues so rated can be regarded as having  extremely  poor prospects of ever attaining any real investment standing.

Note: Moody's may apply numerical  modifiers,  1, 2 and 3 in each generic rating classification  from Aa  through B in its  corporate  bond  rating  system.  The modifier 1 indicates  that the  security  ranks in the higher end of its generic rating category;  the modifier 2 indicates a mid-range ranking; and the modifier
3  indicates  that  the  issue  ranks in the  lower  end of its  generic  rating category.

                                       A-1

STANDARD & POOR'S RATINGS GROUP ("S&P") DESCRIBES  CLASSIFICATIONS  OF CORPORATE
BONDS AS FOLLOWS:

AAA. This is the highest rating assigned by Standard & Poor's Ratings Group to a debt obligation and indicates an extremely  strong capacity to pay principal and interest.

AA. Bonds rated AA also qualify as high-quality  debt  obligations.  Capacity to pay principal and interest is very strong and in the majority of instances  they differ from the AAA issues only in small degree.

A. Bonds rated A have a strong capacity to pay principal and interest,  although they are  somewhat  more  susceptible  to the  adverse  effects  of  changes  in circumstances and economic conditions.

BBB.  Bonds  rated  BBB are  regarded  as  having an  adequate  capacity  to pay principal  and  interest.  Whereas they  normally  exhibit  adequate  protection parameters,  adverse  economic  conditions  or changing  circumstances  are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB.  Debt  rated BB has less  near-term  vulnerability  to  default  than  other speculative  grade  debt.  However,  it faces  major  ongoing  uncertainties  or exposure to adverse business,  financial or economic conditions which could lend to inadequate capacity to meet timely interest and principal payments.

B. Debt rated B has a greater  vulnerability  to default but  presently  has the capacity to meet interest payments and principal  repayments.  Adverse business, financial or economic  conditions would likely impair capacity or willingness to pay interest and repay principal.

CCC. Debt rated CCC has a current identifiable  vulnerability to default, and is dependent upon  favorable  business,  financial and economic  conditions to meet timely payments of interest and repayment of principal.  In the event of adverse business,  financial  or  economic  conditions,  it is not  likely  to have  the capacity to pay interest or repay principal.

CC. The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC rating.

C. The rating C is typically  applied to debt  subordinated to senior debt which is assigned an actual or implied CCC rating.

CI. The rating CI is  reserved  for income  bonds on which no  interest is being paid.

D. Debt rated D is in  default,  or is  expected  to default  upon  maturity  or payment date.

Plus  (+) or  minus  (-):  The  ratings  from AA to CCC may be  modified  by the addition  of a plus or minus  sign to show  relative  standing  within the major rating categories.

DESCRIPTION OF MOODY'S RATINGS OF SHORT-TERM OBLIGATIONS

There are three categories for short-term  obligations that define an investment grade situation.  These are designated  Moody's  Investment Grade as MIG 1 (best quality)  through  MIG-3.  Short-term  obligations  of  speculative  quality are designated SG.

In the case of variable rate demand obligations  (VRDOs), a two-component rating is assigned.  The first  element  represents an evaluation of the degree of risk associated  with  scheduled  principal  and  interest  payments,  and the  other represents  an  evaluation  of the  degree of risk  associated  with the  demand feature.  The  short-term  rating  assigned  to the demand  feature of a VRDO is designated as VMIG. When either the long-or  short-term  aspect or a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

MIG ratings  terminate at the retirement of the obligation,  while a VMIG rating expiration  will be a function of each  issue's  specific  structural  or credit features.

MIG-1/VMIG-1.  This  designation  denotes best quality.  There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG-2/VMIG-2.  This designation denotes high quality.  Margins or protection are ample although not so large as in the preceding group.

                                       A-2

MIG-3/VMIG-3.  This designation  denotes favorable  quality.  Liquidity and cash flow  protection may be narrow and market access for refinancing is likely to be less well established.

SG. This  designation  denotes  speculative  quality.  Debt  Instruments in this category lack margins of protection.

DESCRIPTION OF SHORT-TERM DEBT COMMERCIAL PAPER RATINGS

Moody's  short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations.  These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's  employs the following three  designations,  all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1.  Issuers (or supporting institutions) assigned this highest rating have a superior ability for repayment of senior short-term debt obligations.  Prime-1 repayment  ability  will often be evidenced  by the  following  characteristics:
Leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset  protection;  broad  margins in earnings  coverage of fixed financial charges and high internal cash generation;  well established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2. Issuers (or supporting institutions) assigned this rating have a strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above, but to a lesser degree.
Earnings  trends and  coverage  ratios,  while  sound,  will be more  subject to variation. Capitalization characteristics,  while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3.  Issuers  (or  supporting  institutions)  assigned  this rating have an acceptable capacity for repayment of senior short-term  obligations.  The effect of  industry  characteristics  and market  composition  may be more  pronounced.
Variability in earnings and  profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.
Adequate alternate liquidity is maintained.

NOT PRIME.  Issuers  assigned  this  rating do not fall  within any of the Prime rating categories.

Commercial paper rated by S&P have the following characteristics:

A-1. A short-term  obligation rated A-1 is rated in the highest category by S&P.
The  obligor's  capacity to meet its financial  commitment on the  obligation is strong.  Within this category,  certain  obligations  are designated with a plus sign (+).  This  indicates  that the  obligor's  capacity to meet its  financial commitment on these obligations is extremely strong.

A-2. A  short-term  obligation  rated A-2 is somewhat  more  susceptible  to the adverse  effects  of changes  in  circumstances  and  economic  conditions  than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3. A short-term obligation rated A-3 exhibits adequate protection  parameters.
However,  adverse economic conditions or changing  circumstances are more likely to lead to a weakened  capacity of the obligor to meet its financial  commitment on the obligation.

B. A short-term obligation rated B is regarded as having significant speculative characteristics.  The obligor  currently  has the capacity to meet its financial commitment on the  obligation;  however,  it faces major  ongoing  uncertainties which could lead to the  obligor's  inadequate  capacity  to meet its  financial commitments on the obligation.

C. A short-term  obligation rated C is currently vulnerable to nonpayment and is dependent upon  favorable  business,  financial and economic  conditions for the obligor to meet its financial commitment on the obligation.

D. A short-term  obligation rated D is in payment default. The D rating category is used when payments on an obligation  are not made on the date due even if the applicable grace period has not expired,  unless S&P believes that such payments will be made during such grace  period.  The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

                                       A-3

YOU  SHOULD  RELY  ONLY  ON THE  INFORMATION  CONTAINED  OR  REFERRED  TO IN THE
PROSPECTUS  AND  THIS  STATEMENT  OF  ADDITIONAL  INFORMATION.  THE FUND AND ITS
PRINCIPAL UNDERWRITER HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION
THAT IS DIFFERENT.  THE PROSPECTUS AND THIS STATEMENT OF ADDITIONAL  INFORMATION
ARE NOT AN OFFER TO SELL SHARES OF THE FUND IN ANY  JURISDICTION  WHERE THE FUND
OR  ITS   PRINCIPAL   UNDERWRITER   MAY  NOT   LAWFULLY   SELL   THOSE   SHARES.

[LOGO OF UBS] UBS Global Asset Management
SERIES A
Statement of Additional Information
April 30, 2007

(C)2007 UBS Global Asset Management (Americas) Inc.
All rights reserved.

                             SMA RELATIONSHIP TRUST

                                     PART C

                                OTHER INFORMATION

ITEM 23.   EXHIBITS

     (a) Articles of Incorporation.

          (1)  Registrant's   Agreement  and  Declaration  of  Trust,  effective
               December 3, 2002,  is  incorporated  herein by  reference  to the
               Registrant's Initial Registration Statement on Form N-1A as filed with the U.S.  Securities  and  Exchange  Commission  ("SEC") via
               EDGAR on April 1, 2003.

          (2)  Registrant's  Certificate  of Trust,  as filed  with the State of
               Delaware on December 3, 2002, is incorporated herein by reference to the Registrant's Initial  Registration  Statement on Form N-1A
               as filed with the SEC via EDGAR on April 1, 2003.

     (b)  By-Laws.

          (1)  Registrant's  By-laws,  as  approved  by the Board of Trustees on
               December 3, 2002,  are  incorporated  herein by  reference to the
               Registrant's Initial Registration Statement on Form N-1A as filed with the SEC via EDGAR on April 1, 2003.

     (c)  Instruments Defining Rights of Security Holders.

          See Article III, "Shares," and Article V, "Shareholders' Voting Powers
          and Meetings," of the Registrant's Agreement and Declaration of Trust,
          as  incorporated  herein  by  reference  to the  Registrant's  Initial
          Registration Statement on Form N-1A as filed with the SEC via EDGAR on
          April 1, 2003.

          See also,  Article II,  "Meetings of  Shareholders,"  and Article VII,
          "General Matters," of the Registrant's By-laws, as incorporated herein by reference to the  Registrant's  Initial  Registration  Statement on
          Form N-1A as filed with the SEC via EDGAR on April 1, 2003.

     (d)  Investment Advisory Contracts.

          (1)  Investment  Advisory  Agreement  between the  Registrant  and UBS
               Global Asset  Management  (US) Inc., on behalf of Series M, dated
               October 8, 2003, is incorporated herein by reference to the

                                        1

Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 8, 2003.

          (2)  Investment  Advisory  Agreement  between the  Registrant  and UBS
               Global Asset  Management  (US) Inc., on behalf of Series T, dated
               October 8,  2003,  is  incorporated  herein by  reference  to the
               Registrant's  Registration  Statement  on Form N-1A as filed with the SEC via EDGAR on October 8, 2003.

          (3)  Form of Transfer of  Investment  Advisory  Agreement  between the
               Registrant  and UBS Global Asset  Management  (US) Inc.,  and UBS
               Global Asset Management (Americas) Inc, on behalf of Series M and
               Series T is incorporated  herein by reference to the Registrant's
               Registration  Statement  on Form  N-1A as filed  with the SEC via
               EDGAR on April 28, 2006.

          (4)  Form of Investment  Advisory Agreement between the Registrant and
               UBS Global Asset Management  (Americas) Inc., on behalf of Series
               A,  is  incorporated  herein  by  reference  to the  Registrant's
               Registration  Statement  on Form  N-1A as filed  with the SEC via
               EDGAR on June 16, 2006.

     (e)  Underwriting Contracts.

          (1)  Principal  Underwriting  Contract  between the Registrant and UBS
               Global Asset  Management  (US) Inc.,  dated  October 8, 2003,  is incorporated herein by reference to the Registrant's Registration
               Statement on Form N-1A as filed with the SEC via EDGAR on October
               8, 2003.

     (f)  Bonus or Profit Sharing Contracts.

          Not Applicable.

     (g)  Custodian Agreements.

          (1)  Form of Multiple  Services  Agreement among the  Registrant,  UBS
               Global Asset  Management  (US) Inc.  and  JPMorgan  Chase Bank is
               incorporated herein by reference to the Registrant's Registration
               Statement on Form N-1A as filed with the SEC via EDGAR on October
               8, 2003.

     (h)  Other Material Contracts.

          (1)  Administration  Contract  between the  Registrant  and UBS Global
               Asset   Management   (US)  Inc.,   dated   October  8,  2003,  is
               incorporated herein by reference to the Registrant's Registration

                                       2

Statement on Form N-1A as filed with the SEC via EDGAR on October 8, 2003.

               (a)  Form of  Administration  Contract between the Registrant and
                    UBS Global Asset Management  (Americas) Inc. is incorporated
                    herein  by  reference  to  the   Registrant's   Registration
                    Statement  on Form  N-1A as filed  with the SEC via EDGAR on
                    April 28, 2006.

          (2)  (a) Form of Transfer Agency and Related Services  Agreement among the  Registrant,  UBS Global Asset  Management (US) Inc. and PFPC
               Inc. is  incorporated  herein by  reference  to the  Registrant's
               Registration  Statement  on Form  N-1A as filed  with the SEC via
               EDGAR on October 8, 2003.

               (i)  Form of  Amendment to Transfer  Agency and Related  Services
                    Agreement among the Registrant,  UBS Global Asset Management
                    (Americas) and PFPC Inc. is incorporated herein by reference to the Registrant's  Registration  Statement on Form N-1A as
                    filed with the SEC via EDGAR on April 28, 2006.

                    (b)  Form of Transfer Agency - Related  Services  Delegation
                         Agreement between UBS Global Asset Management (US) Inc.
                         and PFPC Inc. is  incorporated  herein by  reference to
                         the Registrant's Registration Statement on Form N-1A as
                         filed with the SEC via EDGAR on October 8, 2003.

          (3)  Expense  Agreement  between the  Registrant  and UBS Global Asset
               Management  (US) Inc.,  dated  October 8, 2003,  is  incorporated herein by reference to the Registrant's Registration Statement on
               Form N-1A as filed with the SEC via EDGAR on October 8, 2003.

               (a)  Form of Expense  Agreement  between the  Registrant  and UBS
                    Global Asset Management  (Americas) Inc. on behalf of Series
                    A, is incorporated  herein by reference to the  Registrant's
                    Registration  Statement  on Form N-1A as filed  with the SEC via EDGAR on June 16, 2006.

     (i) Legal Opinion.

          (1)  Legal  Opinion  of  Stradley,  Ronon,  Stevens & Young,  LLP,  is
               incorporated herein by reference to the Registrant's Registration
               Statement on Form N-1A as filed with the SEC via EDGAR on October
               8, 2003.

     (j)  Other Opinions.

                                       3

          (1)  Consent  of  Ernst  & Young  LLP,  Independent  Auditors  for the
               Registrant,   is   incorporated   herein  by   reference  to  the
               Registrant's  Registration  Statement  on Form N-1A as filed with the SEC via EDGAR on April 30, 2007.

          (2)  Consent  of  Ropes  &  Gray  LLP,  special  tax  counsel  to  the
               Registrant,   is   incorporated   herein  by   reference  to  the
               Registrant's  Registration  Statement  on Form N-1A as filed with the SEC via EDGAR on October 8, 2003.

          (3)  (a)  Powers  of  Attorney  appointing  Mark F.  Kemper,  Keith A.
               Weller,  Joseph  J.  Allessie,  Mary  Capasso,  Michael  Calhoun,
               Stephen Fleischer,  Eric Sanders, Tammie Lee, Bruce G. Leto, Mark
               A. Sheehan and Jana L. Cresswell  attorneys-in-fact and agents to
               Frank K. Reilly, Walter E. Auch, Edward M. Roob, Adela Cepeda and
               J. Mikesell  Thomas are  incorporated  herein by reference to the
               Registrant's  Registration  Statement  on Form N-1A as filed with the SEC via EDGAR on April 28, 2006.

               (b)  Powers  of  attorney  appointing  Mark F.  Kemper,  Keith A.
                    Weller, Joseph J. Allessie,  Mary Capasso,  Michael Calhoun,
                    Stephen Fleischer,  Eric Sanders, Tammie Lee, Bruce G. Leto,
                    Mark A. Sheehan and Jana L. Cresswell  attorneys-in-fact and agents to Thomas  Disbrow  and Kai Sotorp  are  incorporated
                    herein  by  reference  to  the   Registrant's   Registration
                    Statement  on Form  N-1A as  filed  with the SEC on EDGAR on
                    October 27, 2006.

     (k)  Omitted Financial Statements.

          Not Applicable.

     (l)  Initial Capital Agreements.

          (1)  Letter of Understanding Relating to Initial Capital, dated August
               29, 2003, is incorporated herein by reference to the Registrant's
               Registration  Statement  on Form  N-1A as filed  with the SEC via
               EDGAR on October 8, 2003.

     (m)  Rule 12b-1 Plan.

          Not  Applicable.

     (n)  Rule 18f-3 Plan.

          Not  Applicable.

     (p)  Codes of Ethics.

          (1)  Joint Code of Ethics of Registrant,  the investment adviser,  the sub-adviser and the principal  underwriter of the Registrant,  is incorporated herein by reference to the Registrant's Registration
               Statement  on Form N-1A as filed  with the SEC via EDGAR on April
               30, 2007.

                                       4

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

          None.

ITEM 25. INDEMNIFICATION

     Under the  terms of the  Delaware  Statutory  Trust  Act  ("DSTA")  and the
Registrant's  Agreement and Declaration of Trust  ("Declaration  of Trust"),  no
officer or trustee of the Registrant shall have any liability to the Registrant, its  shareholders,  or any other  party for  damages,  except to the extent such limitation of liability is precluded by Delaware law, the  Declaration  of Trust or the By-Laws of the Registrant.

     Subject to the standards and  restrictions  set forth in the Declaration of
Trust,  DSTA,  Section  3817,  permits a statutory  trust to indemnify  and hold harmless any trustee,  beneficial owner or other person from and against any and all claims  and  demands  whatsoever.  DSTA,  Section  3803  protects  trustees, officers,  managers  and other  employees,  when acting in such  capacity,  from liability to any person other than the  Registrant or  beneficial  owner for any act, omission or obligation of the Registrant or any trustee thereof,  except as otherwise provided in the Declaration of Trust.

     Indemnification  of the Trustees and officers of the Registrant is provided for in Article VII of the  Registrant's  Declaration  of Trust dated December 3,
2002, as follows:

                                  Article VII.

              Limitation of Liability and Indemnification of Agent

                       Section 1. Limitation of Liability.

     (a)  For the purpose of this  Article,  "Agent"  means any Person who is or was a Trustee,  officer, employee or other agent of the Trust or is or was  serving  at the  request  of the  Trust as a  trustee,  director, officer,  employee  or other  agent of  another  foreign  or  domestic corporation,  partnership,  joint venture,  trust or other enterprise;
          "Proceeding"  means any  threatened,  pending or  completed  action or proceeding, whether civil, criminal,  administrative or investigative;
          and "Expenses" include,  without  limitation,  attorneys' fees and any expenses  of  establishing  a  right  to  indemnification  under  this
          Article.

     (b)  An Agent  shall be liable to the Trust and to any  Shareholder  solely for such Agent's own willful misfeasance,  bad faith, gross negligence or reckless  disregard  of the duties  involved in the conduct of such
          Agent (such conduct  referred to herein as  "Disqualifying  Conduct"), and for nothing else (including errors of judgment or mistakes of fact or law).

     (c)  Subject to subsection  (b) of this Section 1 and to the fullest extent that limitations on the liability of Agents are permitted by the DSTA, the Agents shall not

                                       5

          be  responsible  or liable in any event for any act or omission of any other  Agent  of the  Trust or any  Investment  Adviser  or  Principal
          Underwriter of the Trust.

     (d)  No Agent,  when acting in its  respective  capacity as such,  shall be personally liable to any Person, other than the Trust or a Shareholder to the extent  provided in subsections  (b) and (c) of this Section 1, for any act,  omission  or  obligation  of the  Trust  or any  Trustee thereof.  Every  note,  bond,  contract,  instrument,  certificate  or undertaking and every other act or thing whatsoever  issued,  executed or done by or on behalf of the Trust or the Trustees or any of them in connection  with the Trust shall be  conclusively  deemed to have been issued,  executed  or done only in or with  respect to their or his or her capacity as Trustees or Trustee,  and such Trustee(s) shall not be personally liable thereon.

     (e)  The  officers  and  Trustees may obtain the advice of counsel or other experts with respect to the meaning and operation of this  Declaration of Trust, the By-Laws,  applicable law and their respective  duties as officers or Trustees.  No such officer or Trustee  shall be liable for any act or omission in  accordance  with such advice and no  inference concerning liability shall arise from a failure to follow such advice.
          The  officers  and  Trustees  shall not be  required  to give any bond hereunder, nor any surety if a bond is required by applicable law.

     (f)  The  limitation  on liability  contained  in this  Article  applies to events  occurring at the time a Person serves as an Agent,  whether or not such  Person  is an Agent at the time of any  Proceeding  in which liability is asserted.

     (g)  No  amendment  or repeal of this Article  shall  adversely  affect any right  or  protection  of an  Agent  that  exists  at the time of such amendment or repeal.

Section 2. Indemnification.

     (a)  Indemnification  by Trust.  The Trust  shall  indemnify,  out of Trust
          Property,  to the fullest extent  permitted under  applicable law, any
          Person  who was or is a party or is  threatened  to be made a party to any  Proceeding  by reason  of the fact that such  Person is or was an
          Agent of the Trust, against Expenses,  judgments,  fines,  settlements and other amounts actually and reasonably  incurred in connection with such  Proceeding if such Person acted in good faith, or in the case of a criminal proceeding,  had no reasonable cause to believe the conduct of such Person was  unlawful.  The  termination  of any  Proceeding by judgment, order, settlement,  conviction or plea of nolo contendere or its  equivalent  shall not of  itself  create a  presumption  that the
          Person did not act in good  faith or that the  Person  had  reasonable cause to believe that the Person's conduct was unlawful.

     (b)  Exclusion of  Indemnification.  Notwithstanding  any  provision to the contrary contained herein,  there shall be no right to indemnification for any  liability  arising  by  reason of the  Agent's  Disqualifying
          Conduct.  In respect  of any  claim,  issue or matter as to which that
          Person  shall have been  adjudged to be liable in the  performance  of that Person's duty to the Trust or the  Shareholders,  indemnification shall be made only to

                                       6

          the extent  that the court in which  that  action  was  brought  shall determine,  upon  application  or  otherwise,  that in view of all the circumstances  of the case,  that  Person  was not liable by reason of that Person's Disqualifying Conduct.

     (c)  Required  Approval.  Any  indemnification  under this Article shall be
          made  by  the  Trust  if   authorized   in  the  specific  case  on  a
          determination  that  indemnification  of the  Agent is  proper  in the circumstances by a majority vote of Trustees,  even though such number of  Trustees  shall be less than a quorum,  who are not parties to the
          Proceeding and have no economic or other  interest in connection  with such  specific  case;  a  committee  of such  Trustees  designated  by majority  vote of such  Trustees  even  though such number of Trustees shall be less than a quorum;  or by  independent  legal  counsel  in a written opinion.

     (d)  Advancement  of Expenses.  Expenses  incurred by an Agent in defending any  Proceeding  may  be  advanced  by  the  Trust  before  the  final disposition  of the  Proceeding on receipt of an  undertaking by or on behalf of the Agent to repay the amount of the  advance if it shall be determined ultimately that the Agent is not entitled to be indemnified as authorized in this Article.

     (e)  Other  Contractual  Rights.  Nothing  contained in this Article  shall affect  any  right to  indemnification  to which  Persons  other  than
          Trustees  and officers of the Trust or any  subsidiary  thereof may be entitled by contract or otherwise.

     (f)  Fiduciaries of Employee  Benefit Plan.  This Article does not apply to any  Proceeding  against  any  trustee,  investment  manager  or other fiduciary  of an employee  benefit plan in that  Person's  capacity as such,  even  though  that  Person may also be an Agent of the Trust as defined  in  Section  1 of this  Article.  Nothing  contained  in this
          Article  shall  limit any  right to  indemnification  to which  such a trustee,  investment  manager,  or other  fiduciary may be entitled by contract  or  otherwise,  which  shall be  enforceable  to the  extent permitted by applicable law other than this Article.

Section 3.  Insurance.  To the fullest extent  permitted by applicable  law, the
Board of Trustees  shall have the  authority to purchase,  with Trust  Property, insurance  for  liability  and for all Expenses  reasonably  incurred or paid or expected to be paid by an Agent in connection  with any Proceeding in which such
Agent becomes involved by virtue of such Agent's  actions,  or omissions to act, in its  capacity  or former  capacity  with the Trust,  whether or not the Trust would have the power to indemnify such Agent against such liability.

Section 4. Derivative Actions.  Subject to the requirements set forth in Section
3816 of the DSTA, a Shareholder or Shareholders may bring a derivative action on behalf of the Trust only if the Shareholder(s) first make a pre-suit demand upon the Board of Trustees to bring the subject  action unless an effort to cause the
Board of  Trustees  to bring such  action is  excused.  A demand on the Board of
Trustees  shall only be excused if a  majority  of the Board of  Trustees,  or a majority of any committee established to consider the merits of such action, has a material personal  financial  interest in the action at issue. A Trustee shall not be deemed to have a material personal financial

                                       7

interest in an action or otherwise be disqualified  from ruling on a Shareholder demand by virtue of the fact that such Trustee  receives  remuneration  from his service  on the Board of  Trustees  or on the  boards of one or more  investment companies  with  the  same or an  affiliated  investment  adviser  or  principal underwriter.

Indemnification with regard to the investment adviser, the principal underwriter and the administrator of the Registrant against certain stated liabilities,  and additional  indemnification  of the Trustees and officers of the  Registrant are provided for in the following documents:

     (a)  Investment  Advisory  Agreements between the Registrant,  on behalf of
          Series M and T, and UBS Global Asset Management (US) Inc. ("UBS Global
          AM (US)"), as provided for in Section 6 of each Agreement, as follows:

6.   Liability  of Advisor.  In the absence of willful  misfeasance,  bad faith, gross  negligence or reckless  disregard by the Advisor of its  obligations and duties  hereunder,  the Advisor  shall not be subject to any  liability whatsoever  to the Series,  or to any  shareholder  of the Series,  for any error of  judgment,  mistake  of law or any  other act or  omission  in the course of, or  connected  with,  rendering  services  hereunder  including, without limitation, for any losses that may be sustained in connection with the purchase,  holding, redemption or sale of any security on behalf of the
     Series.

     (b)  Principal  Underwriting Contract between the Registrant and UBS Global
          AM (US), as provided for in Sections 8 and 14, as follows:

8. Indemnification.

     (a)  The Trust agrees to indemnify, defend and hold UBS Global AM (US), its officers and directors, and any person who controls UBS Global AM (US)
          within the meaning of Section 15 of the  [Securities  Act of 1933,  as amended ("1933 Act")],  free and harmless from and against any and all claims,  demands,  liabilities  and  expenses  (including  the cost of investigating or defending such claims, demands or liabilities and any counsel fees  incurred in  connection  therewith)  which UBS Global AM
          (US), its officers, directors or any such controlling person may incur under the 1933 Act, or under common law or  otherwise,  arising out of or  based  upon  any  alleged  untrue  statement  of a  material  fact contained  in the  Registration  Statement  or arising out of or based upon any  alleged  omission  to state a material  fact  required to be stated  in  the  Registration  Statement  or  necessary  to  make  the statements  therein not  misleading,  except  insofar as such  claims, demands,  liabilities  or expenses  arise out of or are based upon any such  untrue  statement  or omission or alleged  untrue  statement  or omission  made in reliance  upon and in  conformity  with  information furnished in writing by UBS Global AM (US) to the Trust for use in the
          Registration  Statement;   provided,   however,  that  this  indemnity
          agreement  shall not inure to the benefit of any person who is also an officer or Board  member of the Trust or who controls the Trust within the meaning of Section 15 of the 1933 Act, unless a court of competent jurisdiction  shall  determine,  or it shall have been  determined  by controlling  precedent,  that such result would not be against  public policy as expressed in the 1933 Act; and further provided,  that in no event shall  anything  contained  herein be so construed as to protect
          UBS Global AM (US) against any liability

                                       8

          to the Trust or to the shareholders of any Fund to which UBS Global AM
          (US) would otherwise be subject by reason of willful misfeasance,  bad faith or gross  negligence  in the  performance  of its  duties  or by reason  of its  reckless  disregard  of  its  obligations  under  this
          Contract.  The Trust  shall not be liable to UBS  Global AM (US) under this  indemnity  agreement  with respect to any claim made against UBS
          Global AM (US) or any person  indemnified unless UBS Global AM (US) or other  such  person  shall have  notified  the Trust in writing of the claim  within a  reasonable  time  after the  summons  or other  first written  notification  giving  information  of the nature of the claim shall have been  served  upon UBS Global AM (US) or such other  person
          (or after UBS Global AM (US) or the person shall have received  notice of service on any designated  agent).  However,  failure to notify the
          Trust of any claim  shall not  relieve  the Trust  from any  liability which it may have to UBS  Global AM (US) or any  person  against  whom such  action is brought  otherwise  than on account of this  indemnity agreement.  The Trust  shall be  entitled  to  participate  at its own expense in the defense  or, if it so elects,  to assume the defense of any suit  brought to  enforce  any  claims  subject to this  indemnity agreement.  If the  Trust  elects to assume  the  defense  of any such claim,  the defense shall be conducted by counsel  chosen by the Trust and satisfactory to indemnified  defendants in the suit whose approval shall not be unreasonably withheld. In the event that the Trust elects to assume the defense of any suit and retain counsel,  the indemnified defendants shall bear the fees and expenses of any additional  counsel retained by them. If the Trust does not elect to assume the defense of
          a  suit,  it  will  reimburse  the  indemnified   defendants  for  the
          reasonable   fees  and  expenses  of  any  counsel   retained  by  the
          indemnified defendants.  The Trust agrees to notify UBS Global AM (US)
          promptly of the commencement of any litigation or proceedings  against it or any of its  officers  or Board  members in  connection  with the issuance or sale of any of its Shares.

     (b)  UBS Global AM (US) agrees to  indemnify,  defend,  and hold the Trust, its officers  and Board  members and any person who controls the Trust within the  meaning of Section 15 of the 1933 Act,  free and  harmless from and against any and all claims, demands, liabilities and expenses
          (including the cost of investigating or defending against such claims, demands or  liabilities  and any counsel fees  incurred in  connection therewith) which the Trust, its Board members or officers, or any such controlling person may incur under the 1933 Act or under common law or otherwise arising out of or based upon any alleged untrue statement of a material fact  contained in  information  furnished by UBS Global AM
          (US) to the Trust for use in the Registration  Statement,  arising out of or based upon any  alleged  omission  to state a  material  fact in connection  with  such  information  required  to  be  stated  in  the
          Registration   Statement   necessary  to  make  such  information  not
          misleading, or arising out of any agreement between UBS Global AM (US)
          and any  retail  dealer,  or  arising  out of any  supplemental  sales literature  or  advertising  used by UBS Global AM (US) in  connection with its  duties  under  this  Contract.  UBS  Global AM (US) shall be entitled to participate,  at its own expense, in the defense or, if it so elects,  to assume the  defense of any suit  brought to enforce the claim,  but if UBS Global AM (US)  elects to assume the  defense,  the defense shall be conducted by counsel chosen by UBS Global AM (US) and satisfactory to the indemnified defendants whose approval shall not be unreasonably  withheld. In the event that UBS Global AM (US) elects to assume the defense of any suit and retain  counsel,  the defendants in the suit shall bear the fees and  expenses of any  additional  counsel retained by them. If UBS Global AM (US) does not

                                       9

          elect to  assume  the  defense  of any  suit,  it will  reimburse  the indemnified  defendants  in the  suit  for  the  reasonable  fees  and expenses of any counsel retained by them.

14.  Limitation of Liability of the Board Members and Shareholders of the Trust.
     The Board members and the shareholders of the Trust shall not be liable for any  obligations  of the Trust or any Fund  under  this  Contract,  and UBS
     Global AM (US) agrees that,  in  asserting  any rights or claims under this
     Contract, it shall look only to the assets and property of the Trust or the particular  Fund in  settlement  of such right or  claims,  and not to such
     Board members or shareholders.

     (c)  Administration Contract between the Registrant and UBS Global AM (US), as provided for in Sections 8 and 9, as follows:

8.   Limitation of Liability of UBS Global AM (US). UBS Global AM (US) shall not be  liable  for any error of  judgment  or  mistake  of law or for any loss suffered by any Fund, the Trust or any of its  shareholders,  in connection with the matters to which this Contract relates,  except to the extent that such a loss  results from  negligence,  willful  misfeasance,  bad faith or gross  negligence  on its part in the  performance  of its  duties  or from reckless disregard by it of its obligations and duties under this Contract.
     Any person, even though also an officer,  director,  employee,  or agent of
     UBS Global AM (US), who may be or become an officer,  Trustee,  employee or agent of the Trust shall be deemed,  when rendering services to any Fund or the Trust or acting with respect to any business of such Fund or the Trust, to be rendering such services to or acting solely for the Fund or the Trust and not as an  officer,  director,  employee,  or  agent or one  under  the control or direction of UBS Global AM (US) even though paid by it.

9.   Limitation of Liability of the Trustees and  Shareholders  of the Trust. No
     Trustee,  shareholder,  officer,  employee  or agent  of any Fund  shall be liable for any  obligations  of any Fund or the Trust under this  Contract, and UBS Global AM (US) agrees that, in asserting any rights or claims under this  Contract,  it shall look only to the assets and property of the Trust in settlement of such right or claim, and not to any Trustee,  shareholder, officer,  employee or agent.  Moreover,  this  Contract  shall be deemed to create a  separate  agreement  with  the  Trust  acting  on  behalf  of its respective  series  listed on  Exhibit A  hereto,  as though  the Trust had separately  executed  an  identical  agreement  for  all of its  respective series.  For each  reference  in this  Agreement to Trust shall be deemed a reference solely to the particular  series to which the provision  relates.
     In no circumstances shall the rights,  obligations or remedies with respect to a particular series constitute a right,  obligation or remedy applicable to any other series.

     (d)  Multiple Services Agreement between the Registrant, UBS Global AM (US)
          and JP Morgan Chase Bank,  as provided  for in Sections  III.1(a)(iii)
          and (iv) and III.3, as follows:

                                       10

                             III. General Provisions

1. Standard of Care; Liabilities - Section I.

     (a)  (iii) The  Customer and Series  shall be  indemnified  by, and without liability  to,  the Bank for any  action  taken or omitted by the Bank within  the  scope  of  this  Agreement  as a  result  of  the  Bank's negligence or willful misconduct.

          (iv) The Bank and its nominees  shall be  indemnified  by, and without liability to, the Customer,  the Series,  or the Shareholders for
               any action taken or omitted by the Bank whether pursuant to or in reliance  upon  Instructions  for any losses  arising  out of the
               Bank's performance hereunder,  arising out of its nominees acting as a nominee  or holder of record of the  Securities,  or for any action or omission  otherwise  within the scope of this Agreement if such act or omission was in good faith, without negligence. In performing its  obligations  under this  Agreement,  the Bank may rely on the  genuineness  of any  document  which  it  reasonably believes in good faith to have been validly executed.

3.   Indemnification.

     (a)  In connection  with any  indemnification  required  under this Section
          III., the party seeking  indemnification  ("Indemnified  Party") shall give written  notice  within a reasonable  period of time to the other party  ("Indemnifying  Party") of a written  assertion or claim of any threatened  or pending legal  proceeding  which may be subject to this indemnification,  The failure to so notify the  Indemnifying  Party of such  written  assertion or claim shall not,  however,  operate in any manner  whatsoever to relieve the Indemnifying  Party of any liability arising  from this  Section  III. or  otherwise,  except to the extent failure to give notice prejudices the Indemnifying Party.

     (b)  For any legal  proceeding  giving rise to  indemnification  under this
          Agreement,  the  Indemnifying  Party  shall be  entitled  to defend or prosecute  any claim in the name of the  Indemnified  Party at its own expense and through  counsel of its own  choosing if it gives  written notice to the  Indemnified  Party within fifteen (15) business days of receiving  notice of such claim.  Notwithstanding  the foregoing,  the
          Indemnified Party may participate in the litigation at its own expense through counsel of its own choosing. If the Indemnifying Party chooses to defend or prosecute such claim, then the parties shall cooperate in the defense or prosecution thereof and shall furnish records and other information as are reasonably necessary.

     (c)  The provisions of this  Sub-section 3 shall survive the termination of this Agreement.

     (e)  Transfer Agency and Related Services Agreement between the Registrant,
          UBS  Global AM (US) and PFPC Inc.  ("PFPC"),  as  provided  for in the
          Sections 12 and 13, as follows:

12. Indemnification.

     (a)  The Fund agrees to indemnify and hold harmless PFPC and its affiliates from all taxes, charges, expenses, assessments,  penalties, claims and liabilities (including, without limitation,  liabilities arising under the Securities Laws and any state and foreign  securities and blue sky laws,  and  amendments  thereto),  and  expenses,  including  (without limitation)  reasonable  attorneys'  fees and  disbursements,  arising directly or indirectly

                                       11

          from (i) any  action or  omission  to act which  PFPC takes (a) at the request or on the  direction  of or in  reliance  on the advice of the
          Fund or (b) upon Oral Instructions or Written Instructions or (ii) the acceptance,  processing and/or  negotiation of checks or other methods utilized  for the  purchase of Shares.  Neither  PFPC,  nor any of its affiliates,  shall  be  indemnified  against  any  liability  (or  any expenses  incident  to such  liability)  arising  out of PFPC's or its affiliates' own willful misfeasance, bad faith, negligence or reckless disregard  of its duties and  obligations  under this  Agreement.  The
          Fund's  liability  to PFPC for PFPC's  acceptance,  processing  and/or negotiation  of checks or other  methods  utilized for the purchase of
          Shares  shall be limited to the  extent of the Fund's  policy(ies)  of insurance that provide for coverage of such liability,  and the Fund's insurance  coverage  shall take  precedence  over any  obligations  or liability incurred under this Agreement.

     (b)  PFPC agrees to  indemnify  and hold  harmless the Fund from all taxes, charges,  expenses,  assessments,  penalties,  claims and  liabilities arising from PFPC's obligations pursuant to this Agreement (including, without limitation, liabilities arising under the Securities Laws, and any state and foreign  securities  and blue sky laws,  and  amendments thereto)  and  expenses,  including  (without  limitation)  reasonable attorneys' fees and  disbursements  arising directly or indirectly out of  PFPC's  or its  nominee's  own  willful  misfeasance,  bad  faith, negligence or reckless  disregard of its duties and obligations  under this Agreement.

     (c)  In  order  that  the  indemnification  provisions  contained  in  this
          Paragraph  12 shall  apply,  upon the  assertion  of a claim for which either party may be required to indemnify the other, the party seeking
          indemnification   shall  promptly  notify  the  other  party  of  such
          assertion,  and shall keep the other party advised with respect to all developments  concerning such claim.  The party who may be required to indemnify shall have the option to participate  with the party seeking indemnification  in the  defense  of such  claim.  The  party  seeking indemnification  shall  in no case  confess  any  claim  or  make  any compromise  in any case in which the other  party may be  required  to indemnify it except with the other party's prior written consent.

     (d)  The members of the Board of the Fund,  its officers and  Shareholders, or of any Portfolio  thereof,  shall not be liable for any obligations of the Fund, or any such  Portfolio,  under this  Agreement,  and PFPC agrees that in asserting any rights or claims under this Agreement, it shall  look  only  to the  assets  and  property  of the  Fund  or the particular Portfolio in settlement of such rights or claims and not to such members of the Board, its officers or Shareholders.  PFPC further agrees  that it  will  look  only  to the  assets  and  property  of a particular  Portfolio  of the Fund,  should the Fund have  established separate  series,  in  asserting  any  rights  or  claims  under  this
          Agreement  with  respect to  services  rendered  with  respect to that
          Portfolio  and will not seek to obtain  settlement  of such  rights or claims from the assets of any other Portfolio of the Fund.

13.  Insurance.  PFPC shall  maintain  insurance of the types and in the amounts deemed by it to be  appropriate.  To the extent that  policies of insurance may  provide for  coverage  of claims for  liability  or  indemnity  by the parties set forth in this Agreement,  the contracts of insurance shall take precedence, and no provision of this Agreement shall

                                       12

     be construed to relieve an insurer of any  obligation  to pay claims to the
     Fund,  PFPC or other insured party which would otherwise be a covered claim in the absence of any provision of this Agreement.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT MANAGER

     UBS Global Asset Management (Americas) Inc. ("UBS Global AM (Americas)"), a
Delaware  corporation,  is a  registered  investment  advisor and is an indirect wholly owned subsidiary of UBS AG. UBS Global AM (Americas) is primarily engaged in providing  investment  management  and  administration  services.  Additional information  regarding UBS Global AM (Americas) and  information  concerning the officers and  directors of UBS Global AM (Americas) is included in its Form ADV, as filed with the SEC  (registration  number  801-  34910)  and is  incorporated herein by reference.

ITEM 27.   PRINCIPAL UNDERWRITER

     (a)  UBS Global AM (US) serves as principal  underwriter  for the following investment companies:

           UBS Index Trust
           UBS Investment Trust
           UBS Master Series, Inc.
           UBS Money Series
           UBS Series Trust
           Global High Income Dollar Fund Inc.
           Insured Municipal Income Fund Inc.
           Investment Grade Municipal Income Fund Inc.
           Managed High Yield Plus Fund Inc.
           UBS Pace Select Advisors Trust
           Strategic Global Income Fund, Inc.
           UBS Cashfund Inc.
           UBS Managed Municipal Trust
           UBS Municipal Money Market Series
           UBS RMA Money Fund Inc.
           UBS RMA Tax-Free Fund Inc.
           The UBS Funds
           Fort Dearborn Income Securities, Inc.

     (b)  UBS  Global AM (US) is the  Registrant's  principal  underwriter.  The information  set forth  below is  furnished  for those  directors  and officers of UBS Global AM (US) who also serve as directors or officers of the Registrant.

                                       13

NAME AND BUSINESS       POSITIONS AND OFFICES           POSITIONS AND OFFICES
ADDRESS*                  WITH UNDERWRITER                WITH THE REGISTRANT

Kai Sotorp**         Head of the Americas for UBS             President
                    Global AM, a member of the UBS
                      Group Managing Board and a
                      member of the UBS Global AM
                          Executive Committee

Joseph J. Allessie*   Director and Deputy General         Vice President and
                       Counsel of UBS Global AM          Assistant Secretary

Andrew Shoup*        Managing Director and Senior      Vice President and Chief
                     Member of the Global Treasury        Operating Officer
                       Administration Department

Thomas Disbrow*      Director and Head of the U.S.  Vice President and Treasurer
                         Mutual Fund Treasury
                     Administration Department of
                             UBS Global AM

Mark F. Kemper**      Managing Director, General    Vice President and Secretary
                     Counsel and Secretary of UBS
                               Global AM

RoseAnn Bubloski*    Associate Director and Senior        Vice President and
                      Manager of the U.S. Mutual         Assistant Treasurer
                     Fund Treasury Administration
                      Department of UBS Global AM

Joanne Kilkeary*     Associate Director and Senior        Vice President and
                      Manager of the U.S. Mutual         Assistant Treasurer
                     Fund Treasury Administration
                      Department of UBS Global AM

Michael Flook *      Associate Director and Senior        Vice President and
                      Manager of the U.S. Mutual         Assistant Treasurer
                     Fund Treasury Administration
                      Department of UBS Global AM

Joseph McGill*        Managing Director and Chief      Vice President and Chief
                       Compliance Officer of UBS          Compliance Officer
                               Global AM

Eric Sanders*       Director and Associate General        Vice President and
                       Counsel of UBS Global AM          Assistant Secretary

Tammie Lee*         Director and Associate General        Vice President and
                       Counsel of UBS Global AM          Assistant Secretary

Keith A. Weller*     Executive Director and Senior        Vice President and
                     Associate General Counsel of        Assistant Secretary
                             UBS Global AM

Nancy Osborn*        Associate Director and Senior        Vice President and
                      Manager of the U.S. Mutual         Assistant Treasurer
                     Fund Treasury Administration
                      Department of UBS Global AM

                                       14

     (c)  Not Applicable.

     *    This person's  business address is 51 West 52nd Street,  New York, New
          York 10019-6114.

     **   This person's  business  address is One North Wacker  Drive,  Chicago,
          Illinois 60606.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

     The  accounts,  books and other  documents  required  to be  maintained  by
Section  31(a) of the  Investment  Company Act of 1940,  as  amended,  and rules promulgated  thereunder,  are  maintained  in  the  physical  possession  of the
Registrant's,  investment adviser and administrator, UBS Global Asset Management
(Americas)  Inc.,  at its New York office  located at 51 West 52nd  Street,  New
York, New York 10019-6114,  the Registrant's custodian,  JPMorgan Chase Bank, at
270 Park Avenue, New York, New York, 10017, and the Registrant's transfer agent,
PFPC Inc., at 760 Moore Road, King of Prussia, PA 19406.

ITEM 29. MANAGEMENT SERVICES

There are no  management  related  service  contracts not discussed in Part A or
Part B.

ITEM 30. UNDERTAKINGS

     Insofar as  indemnification  for liability arising under the Securities Act of 1933, as amended, (the "1933 Act") may be permitted to Trustees, officers and controlling  persons of the Registrant  pursuant to the provisions  described in response to Item 25, or otherwise,  the  Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is,  therefore,  unenforceable.  In the event  that a claim for indemnification  against  such  liabilities  (other  than  the  payment  by  the registrant  of expenses  incurred or paid by a Trustee,  officer or  controlling person of the  Registrant  in the  successful  defense  of any  action,  suit or proceeding)  is  asserted  by such  Trustee,  officer or  controlling  person in connection with the securities being registered,  the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit  to a  court  of  appropriate  jurisdiction  the  question  whether  such indemnification  by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

                                       15

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended (the
"1933 Act") and the Investment  Company Act of 1940, as amended,  the Registrant certifies  that it  meets  all of the  requirements  for  effectiveness  of this
Registration  Statement under Rule 485(b) and has duly caused this  Registration
Statement to be signed on its behalf by the undersigned, duly authorized, in the
City of New York, and State of New York, on the 30th day of April, 2007.

                                               SMA RELATIONSHIP TRUST

                                               By: /s/ Kai Sotorp
                                                   -----------------------------
                                                       Kai Sotorp*
                                                       President

     Pursuant to the requirements of the 1933 Act, this  Registration  Statement has been signed  below by the  following  persons in the  capacities  and on the dates indicated:

     Signature                    Title                     Date
     ---------                    -----                     ----

/s/ Kai Sotorp             President                  April 30, 2007
----------------------
Kai Sotorp*

/s/ Frank K. Reilly        Chairman and               April 30, 2007
----------------------     Trustee
Frank K. Reilly*

/s/ Thomas Disbrow         Principal Accounting       April 30, 2007
----------------------     Officer and Treasurer
Thomas Disbrow*

/s/ Walter E. Auch         Trustee                    April 30, 2007
----------------------
Walter E. Auch*

/s/ Edward M. Roob         Trustee                    April 30, 2007
----------------------
Edward M. Roob*

/s/ Adela Cepeda           Trustee                    April 30, 2007
----------------------
Adela Cepeda*

/s/ J. Mikesell Thomas     Trustee                    April 30, 2007
----------------------
J. Mikesell Thomas*

   * By: /s/ Joseph J. Allessie
         ----------------------
         Joseph J. Allessie, Attorney-in-Fact
         (Pursuant to Powers of Attorney, incorporated herein by reference)

                                 EXHIBITS INDEX

There are no exhibits to be filed with this registration statement.